File No. 333-__________

As filed with the SEC on August 19, 2008
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __
Post-Effective Amendment No.  __
(Check appropriate box or boxes)

FEDERATED INCOME SECURITIES TRUST
(Exact Name of Registrant as Specified in Charter)

1-800-341-7400
(Area Code and Telephone Number)
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

Acquisition of the assets of

PRUDENT GLOBAL INCOME FUND
a portfolio of the Prudent Bear Funds, Inc.

By and in exchange for Class A Shares of

FEDERATED PRUDENT GLOBAL INCOME FUND
a portfolio of Federated Income Securities Trust

Approximate Date of Proposed Public Offering: As soon as
practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A Shares, without par value, of Federated Global Income Fund

It is proposed that this filing will become effective on September 18, 2008 pursuant to Rule 488.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended

PRUDENT BEAR FUNDS, INC.

615 East Michigan Street
P.O. Box 701
Milwaukee, Wisconsin 53201

Dear Shareholder,

The Board of Directors of Prudent Bear Funds, Inc. (the “Prudent Board”) is pleased to submit to you a proposed reorganization of Prudent Bear Fund and Prudent Global Income Fund (each a "Prudent Fund" and together, the "Prudent Funds") into Federated Prudent Bear Fund and Federated Prudent Global Income Fund (each a "Federated Fund" and together, the "Federated Funds"), respectively (each a “Reorganization” and together, the “Reorganizations”). Shareholders of each Prudent Fund will vote separately on the proposal to reorganize their respective Fund. If approved by shareholders of the Prudent Fund, the shareholders of that Prudent Fund will receive shares of the comparable Federated Fund.

The Federated Funds have been created to continue the investment operations of the Prudent Funds as part of the Federated fund complex, and will utilize the same core investment process going forward. Recognizing the importance of stable management, key members of the Prudent Funds’ investment teams will be employed by Federated Investors, Inc. (“Federated”), or one of its affiliates, and will continue to manage the Federated Funds. DOUG NOLAND AND CHAD HUDSON, CURRENT PORTFOLIO MANAGERS OF THE PRUDENT FUNDS, WILL CONTINUE TO BE RESPONSIBLE FOR THE DAY-TO-DAY PORTFOLIO MANAGEMENT OF THE FEDERATED FUNDS PURSUANT TO EMPLOYMENT CONTRACTS WITH FEDERATED. New portfolio managers, whose biographies are contained in the enclosed Prospectus/Proxy Statement, will also be added to the Federated Funds.

After careful consideration, the Prudent Board believes that each proposed Reorganization is in the best interest of the Prudent Funds, and their respective shareholders, and has approved these proposals. The Prudent Board recommends that you read the enclosed materials carefully and vote FOR the proposals. If the proposals are approved, the Prudent Funds will be reorganized into the comparable Federated Fund. In order to effect the proposed Reorganizations, the Prudent Board submits for your approval related Agreements and Plans of Reorganization.

YOUR VOTE ON THESE PROPOSALS IS VERY IMPORTANT. Whether or not you plan to attend the meeting, please vote your shares by mail, telephone or through the Internet. Please refer to the enclosed Questions and Answers, Prospectus/Proxy Statement and your Proxy Card for more information. Note that if you are a shareholder of more than one Prudent Fund, you will receive more than one Proxy Card and will need to vote your shares of each Prudent Fund. You may also receive more than one Prospectus/Proxy Statement and Proxy Card if you own shares through more than one financial intermediary or under more than one account registration.

REMEMBER PLEASE TAKE A MOMENT TO SIGN, DATE AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

If you have any questions regarding the shareholder meeting, please feel free to call a Prudent Client Service Representative at 1-800-711-1848.

Sincerely,

/s/ David W. Tice

David W. Tice

President
September __, 2008

Prudent Bear Funds, Inc.

Questions and Answers Regarding Enclosed Prospectus/Proxy Statement

PLEASE VOTE! TIME IS OF THE ESSENCE . . .VOTING ONLY TAKES A FEW MINUTES AND YOUR PARTICIPATION IS IMPORTANT!

The Prudent Bear Fund and the Prudent Global Income Fund, each a portfolio of Prudent Bear Funds, Inc. (each a “Prudent Fund”) will hold a special meeting of shareholders on December 3, 2008. It is important for you to vote on the proposals described in this Prospectus/Proxy Statement. We recommend that you read the Prospectus/Proxy Statement in its entirety; the explanation will help you to understand the proposals. The following summarizes the proposals for your consideration and the voting process.

Why am I being asked to vote?

Your Fund is required to obtain shareholders’ approval of certain types of changes like the one described in this Prospectus/Proxy Statement. You have a right - and are encouraged - to vote on such changes.

What are the Reorganizations?

Under the Plans of Reorganization, each Prudent Fund would be reorganized into a comparable Federated fund (each a “Reorganization” and collectively, the “Reorganizations”). The table below shows the class of shares of Federated Prudent Bear Fund and Federated Prudent Global Income Fund (collectively, the “Federated Funds”) that shareholders of Prudent Bear Fund and Prudent Global Income Fund, respectively, will receive if the Reorganizations are approved:

If you own shares in:                                                                                     You will receive shares of:
Prudent Bear Fund                                                                                     Federated Prudent Bear Fund
Class C Shares                                                                                    Class C Shares
No Load Shares                                                                                  Class A Shares

Prudent Global Income Fund                                                                   Federated Prudent Global Income Fund
No Load Shares                                                                                 Class A Shares

IMPORTANT NOTES:

▪	YOU WILL NOT PAY ANY SALES CHARGES IN CONNECTION WITH THESE REORGANIZATIONS.
▪
Shareholders of the Prudent Bear Fund at the time of the Reorganization WILL NOT be subject to sales charges on future purchases of Federated Prudent Bear Fund, nor will they be subject to the contingent deferred sales charge on future redemptions of Federated Prudent Bear Fund.

▪	Shareholders of the Prudent Global Income Fund at the time of the Reorganization WILL NOT be subject to sales charges on future purchases of Federated Prudent Global Income Fund.
▪	Furthermore, expenses of the Federated Funds share classes will be comparable to their current levels.

Why are the Reorganizations being proposed?

David W. Tice & Associates, LLC (the “Prudent Adviser”) has recommended, and the Prudent Board has approved, the Reorganization of the Prudent Funds into the Federated Funds, which have been established solely for the purpose of effecting the Reorganizations and continuing the investment programs of the current Prudent Funds. Federated and the Prudent Adviser are making every effort to make the Reorganizations a seamless transaction for shareholders.

The Reorganization of the Prudent Funds will give shareholders numerous benefits, including:

▪
Stability of management. Recognizing the importance of stable management, key members of the Prudent Funds’ investment teams will move to Federated and will continue to manage the Federated Funds. Under the strategic guidance of David Tice as chief portfolio strategist, Doug Noland and Chad Hudson, current portfolio managers, will continue to be responsible for the day-to-day portfolio management of the Federated Funds pursuant to employment contracts with Federated. New portfolio managers, whose biographies are contained in the enclosed Prospectus/Proxy Statement, will also be added to the Federated Funds.

▪	Proven process. You can feel confident that each Federated Fund will utilize the same core investment process going forward.

▪
Enhanced resources. The breadth and depth of Federated’s global research and trading capabilities will enable the Federated Funds to expand their research and investment processes, and will be advantageous in attracting and retaining top investment talent.

▪	Ability to Participate in a Larger Fund Family. Federated’s broad array of investment products will provide you with the opportunity to exchange into other equity or fixed-income mutual funds.

When will the Reorganization for each Fund become effective?

Assuming shareholder approval is obtained, the Reorganization of each Fund is currently expected to occur after the close of business on Friday, December 5, 2008.

If I am a Prudent Fund shareholder, what am I being asked to do now?

Prudent Fund shareholders are being asked to vote on and approve the Reorganizations using one of several convenient methods: mailing in the enclosed Proxy Card, calling a special toll-free number, logging on to our voting website, or by attending the Special Meeting of Prudent Fund shareholders. This meeting is scheduled to occur on Wednesday, December 3, 2008.

After the Reorganization, you will automatically become a shareholder in the new Federated Fund.

Your vote is very important.

What will happen to my Prudent Fund account?

After the Reorganization, your Prudent Fund account will be closed and a new account will be opened in the corresponding Federated Fund. This process will occur automatically, with no action required by you. There will be no change in the aggregate value of your account as a result of the Reorganization. Note that the valuation policies of the Federated Funds will be used to value the assets at closing of the Reorganization and on a going-forward basis.

Will all of my current account options, such as systematic investment and withdrawal programs, transfer over to the acquiring Federated Fund?

Yes, these servicing features will transfer automatically to your Federated Fund account(s).

Will I incur taxes as a result of a Reorganization?

The Reorganizations are expected to be tax-free events. Generally, shareholders will not incur capital gains or losses on the exchange of Prudent Fund Shares for Federated Fund Shares as a result of the Reorganizations. However, shareholders will incur capital gains or losses if they sell their Prudent Fund Shares before the Reorganization becomes effective or sell/exchange their Federated Fund Shares after the Reorganization becomes effective. Shareholders will also be responsible for tax obligations associated with monthly or periodic dividend and capital gains distributions that occur prior to and after the Reorganization. Please note that retirement accounts generally are not subject to such tax consequences.

Who do I call with questions about the Proxy/Prospectus Statement?

Please contact your Investment Professional or you may call a Prudent Client Service Representative at 1-800-711-1848 with questions.

How do I vote my shares?

You may vote in person at the special meeting of shareholders or complete and return the enclosed Proxy Card.

If you:

1.	do not respond at all, we may contact you by telephone to request that you cast your vote.

2.	sign and return the Proxy Card without indicating a preference, your vote will be cast “for” the proposal.

You may also vote by telephone or through the Internet. Please refer to your Proxy Card for the appropriate telephone number and Internet address.

After careful consideration, the Prudent Board has approved
these proposals. The Board recommends that you read the enclosed materials carefully and vote FOR the proposals.

PRUDENT BEAR FUNDS, INC.
Prudent Bear Fund
Prudent Global Income Fund

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD DECEMBER 3, 2008

TO SHAREHOLDERS OF PRUDENT BEAR FUND AND PRUDENT GLOBAL INCOME FUND, PORTFOLIOS OF PRUDENT BEAR FUNDS, INC:  A special meeting of the shareholders of Prudent Bear Fund and Prudent Global Income Fund, will be held at 8140 Walnut Hill Lane, Suite 300, Dallas, Texas 75231, at 2:00 p.m. (Eastern time), on December 3, 2008, for the following purposes:

1.
For shareholders of Prudent Bear Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Prudent Bear Fund, a portfolio of Federated Equity Funds, would acquire all of the assets and stated liabilities of Prudent Bear Fund in exchange for Class A Shares and Class C Shares of Federated Prudent Bear Fund to be distributed pro rata by Prudent Bear Fund to its shareholders of No Load Shares and Class C Shares, respectively, in complete liquidation and termination of Prudent Bear Fund; and

2.
For shareholders of Prudent Global Income Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Prudent Global Income Fund, a portfolio of Federated Income Securities Trust, would acquire all of the assets and stated liabilities of Prudent Global Income Fund in exchange for Class A Shares of Federated Prudent Global Income Fund to be distributed pro rata by Prudent Global Income Fund to its shareholders of No Load Shares, in complete liquidation and termination of Prudent Global Income Fund.

The Prudent Board of Directors has fixed September 17, 2008 as the record date for determination of shareholders entitled to vote at the special meeting.

By Order of the Prudent Board of Directors,

Gregg Jahnke

Secretary

September __, 2008

YOU CAN HELP AVOID THE NECESSITY OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD.  IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING.  THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

PROSPECTUS/PROXY STATEMENT

September __, 2008

Acquisition of the assets and stated liabilities of

PRUDENT BEAR FUND

a portfolio of the Prudent Bear Funds, Inc.

615 East Michigan Street
P.O. Box 701
Milwaukee, Wisconsin
Telephone No:  1-800-711-1848

By and in exchange for Class A Shares and Class C Shares of

FEDERATED PRUDENT BEAR FUND
a portfolio of Federated Equity Funds

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
Telephone No:  1-800-341-7400

 and

Acquisition of the assets and stated liabilities of

PRUDENT GLOBAL INCOME FUND

a portfolio of the Prudent Bear Funds, Inc.

615 East Michigan Street
P.O. Box 701
Milwaukee, Wisconsin
Telephone No:  1-800-711-1848

By and in exchange for Class A Shares of

FEDERATED PRUDENT GLOBAL INCOME FUND
a portfolio of Federated Income Securities Trust

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
Telephone No:  1-800-341-7400

This Prospectus/Proxy Statement describes the proposals that shareholders of the Prudent Bear Fund and Prudent Global Income Find, each a portfolio of Prudent Bear Funds, Inc. (each a “Prudent Fund” and together the “Prudent Funds”) will be asked to vote on at a special meeting of shareholders to be held at 8140 Walnut Hill Lane, Suite 300, Dallas, Texas 75231, at 2:00 p.m. (Eastern time), on December 3, 2008. The proposals and the shareholders entitled to vote on them are as follows:

1. Shareholders of Prudent Bear Fund will be asked to approve or disapprove an Agreement and Plan of Reorganization pursuant to which Prudent Bear Fund would transfer all of its assets and stated liabilities to Federated Prudent Bear Fund in exchange for Class A Shares and Class C Shares of Federated Prudent Bear Fund.

2. Shareholders of Prudent Global Income Fund will be asked to approve or disapprove an Agreement and Plan of Reorganization pursuant to which Prudent Global Income Fund would transfer all of its assets and stated liabilities to Federated Prudent Global Income Fund in exchange for Class A Shares of Federated Prudent Global Income Fund.

For a comparison of the investment policies of Prudent Bear Fund and Prudent Global Income Fund to Federated Prudent Bear Fund and Federated Prudent Global Income Fund (each a “Federated Fund” and together the “Federated Funds”), respectively, see “Summary – Comparison of Investment Objectives, Policies, Limitations and Risks.” Information concerning shares of the Federated Funds, compared to shares of the Prudent Funds is included in this Prospectus/Proxy Statement in the sections entitled “Summary – Comparative Fee Tables” and “Information About the Reorganizations – Description of Prudent Funds and Federated Funds Capitalization.”

This Prospectus/Proxy Statement should be retained for future reference.  It sets forth concisely the information about each Federated Fund that a prospective investor should know before voting on the Reorganizations. This Prospectus/ Proxy Statement is accompanied by the Prospectuses of the Federated Funds, each dated September 15, 2008, each of which are incorporated herein by reference. The Statement of Additional Information dated September __, 2008, relating to this Prospectus/Proxy Statement, contains additional information and has been filed by the Federated Funds with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. In addition, each of the following documents is incorporated by reference (legally considered to be part of the Prospectus/Proxy Statement):

1.	A Prospectus and Statement of Additional Information for the Prudent Funds dated January 31, 2008;

2.	Statements of Additional Information for the Federated Funds, each dated September 15, 2008; and

3.	An Annual Report dated September 30, 2007 and a Semi-Annual Report dated March 31, 2008 for the Prudent Funds.

 Copies of these materials and other information about the Federated Funds and Prudent Funds may be obtained without charge by writing or by calling the Federated Funds or Prudent Funds at the addresses and telephone numbers shown on the previous pages.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK.  THESE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY.  INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS                                                                                            PAGE

SUMMARY	6
Reasons for the Proposed Reorganizations	6
Comparison of Investment Objectives, Policies and Risks	7
Investment Policies-Each Federated Fund and Each Prudent Fund	12
Comparative Fee Tables	15
Comparison of Potential Risks and Rewards; Performance Information	20
Investment Advisers	24
Portfolio Management Information	24
Investment Advisory and Other Fees	26
Purchase, Redemption and Exchange Procedures; Dividends and Distributions; Tax Information;	28
Frequent Trading; Portfolio Holdings Information

INFORMATION ABOUT THE REORGANIZATIONS	36
Description of the Plans of Reorganization	36
Costs of Reorganization	37
Description of the Prudent Funds and the Federated Funds Capitalization	37
Federal Income Tax Consequences	39
Comparative Information on Shareholder Rights	40

INFORMATION ABOUT THE PRUDENT FUNDS AND THE FEDERATED FUNDS	42
Where to Find Additional Information	42
Legal Proceedings	43

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING	44
Proxies, Quorum and Voting at the Special Meeting	44
Share Ownership of the Funds	46

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY	46

FORM OF AGREEMENTS AND PLANS OF REORGANIZATION (Exhibit A-1 and A-2)	48

FINANCIAL HIGHLIGHTS (Exhibit B)	72

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Exhibit C)	78

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy Statement.  The forms of the Agreement and Plan of Reorganization (the “Plan”) pursuant to which each reorganization (each a “Reorganization” and together, the “Reorganizations”) will be conducted; Financial Highlights for the Prudent Bear Fund and Prudent Global Income Fund, each a portfolio of Prudent Bear Funds, Inc. (each a “Prudent Fund” and together, the “Prudent Funds”); and a copy of the Prudent Funds’ Management’s Discussion of Fund Performance are attached to this Prospectus/Proxy Statement as Exhibit A-1 and A-2, Exhibit B and Exhibit C, respectively.  The Prospectuses of Federated Prudent Bear Fund, a portfolio of Federated Equity Funds, and Federated Prudent Global Income Fund, a portfolio of Federated Income Securities Trust (each a “Federated Fund” and together, the “Federated Funds”) accompanies this Prospectus/Proxy Statement.

REASONS FOR THE PROPOSED REORGANIZATIONS

The Reorganizations of the Prudent Funds would give its shareholders the opportunity to participate in a significantly larger fund family with funds that have substantially similar investment objectives and strategies.  The Federated Funds were established solely for the purpose of effecting the Reorganizations and continuing the investment programs of the current Prudent Funds. Shareholders of each Prudent Fund will vote separately on each Reorganization, and shareholder approval of one Reorganization is not a condition for the consummation of the other Reorganization.

The Prudent Board has voted to recommend to shareholders of each Prudent Fund the approval of the Plans whereby (a) Federated Prudent Bear Fund would acquire all of the assets and stated liabilities of Prudent Bear Fund in exchange for Federated Prudent Bear Fund’s Class A Shares and Class C Shares to be distributed pro rata by Prudent Bear Fund to its shareholders of No Load Shares and Class C Shares, respectively, in complete liquidation and dissolution of Prudent Bear Fund, and (b) Federated Prudent Global Income Fund would acquire all of the assets and stated liabilities of Prudent Global Income Fund in exchange for Federated Prudent Global Income Fund’s Class A Shares to be distributed pro rata by Prudent Global Income Fund to its shareholders of No Load Shares in complete liquidation and dissolution of Prudent Global Income Fund. As a result of the Reorganizations, each shareholder of a Prudent Fund will become the owner of the applicable Federated Fund shares having a total net asset value (“NAV”) equal to the total NAV of his or her holdings in the applicable Prudent Fund on the date of the Reorganizations, i.e., the Closing Date.

David W. Tice & Associates, LLC (the “Prudent Adviser”) has recommended, and the Prudent Board has approved, the Reorganizations of the Prudent Funds into the Federated Funds.  Federated Investors, Inc. (“Federated”) and the Prudent Adviser are making every effort to make the Reorganizations a seamless transaction for shareholders.  DOUG NOLAND AND CHAD HUDSON, CURRENT PORTFOLIO MANAGERS OF THE PRUDENT FUNDS, WILL CONTINUE TO BE RESPONSIBLE FOR THE DAY-TO-DAY PORTFOLIO MANAGEMENT OF THE FEDERATED FUNDS PURSUANT TO EMPLOYMENT CONTRACTS WITH FEDERATED. However, new portfolio managers, whose biographies are detailed in this Prospectus/Proxy Statement, will be added to the Federated Funds. For more information on the portfolio managers of the Federated Funds, please see “Summary—Portfolio Management Information.”

In considering the proposed Reorganizations, the Prudent Board took into consideration a number of factors, including, among others: (1) the larger sales force of the Federated fund complex provides a significantly broader distribution capacity for the Prudent Funds, resulting in the potential for larger more viable funds with lower expense ratios; (2) certain members of the portfolio management teams of each Prudent Fund will become employees of the investment adviser of the Federated Funds, Federated Equity Management Company of Pennsylvania (“Federated Adviser”) resulting in a continuity of portfolio management; (3) the Federated Funds will benefit from the greater resources of a larger investment adviser that can provide more services to the Federated Funds and their shareholders on matters such as portfolio management, legal and compliance services, back office support and shareholder servicing; (4) current shareholders of the Prudent Funds will have expanded exchange privileges as shareholders of the Federated Funds; and (5) the Reorganizations will be tax free reorganizations.

The Prudent Board, including the Independent Directors, has concluded that the Reorganizations would be in the best interest of each Prudent Fund.

At the time of the Reorganizations, the NAV of each Prudent Fund will be determined in accordance with the procedures described in the Prospectus and Statement of Additional Information for the corresponding Federated Fund, and in accordance with the Federated Fund’s valuation procedures.  Therefore, the total value of a shareholder’s holding should not change as a result of a Reorganization, except to the extent that the Federated Fund’s valuation procedures differ from the Prudent Fund’s valuation procedures. To the extent any differences result, Federated and the Prudent Adviser believe that the impact to shareholders will not be material.

If shareholders of a Prudent Fund fail to approve a Reorganization, such Prudent Fund will not be reorganized and the Prudent Board will consider other alternatives for such Prudent Fund.

Tax Consequences

As a condition to each Reorganization, the applicable Federated Fund and the corresponding Prudent Fund each will receive an opinion of counsel that the Reorganization will be considered a tax-free “reorganization” under applicable provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) so that no gain or loss will be recognized by the Federated Fund, the Prudent Fund or the Prudent Fund’s shareholders. The tax basis of Federated Fund shares received by Prudent Fund’s shareholders will be the same as the tax basis of their shares in the Prudent Fund.

THE BOARD OF THE PRUDENT FUNDS RECOMMENDS THAT YOU VOTE “FOR” THE APPROVAL OF EACH REORGANIZATION.

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RISKS

FEDERATED PRUDENT BEAR FUND – PRUDENT BEAR FUND

The investment objectives of the Federated Prudent Bear Fund and the Prudent Bear Fund are identical.  Each Fund seeks capital appreciation.

Since the Federated Prudent Bear Fund was established solely for the purpose of the Reorganization it has a substantially similar investment strategy as the Prudent Bear Fund. The following describes the principal investment strategy of the Federated Prudent Bear Fund:

The Federated Prudent Bear Fund pursues its investment objective primarily through short sales of domestically traded equity securities. The Fund also pursues its investment objective through long positions on equity securities which Federated Equity Management Company of Pennsylvania (the “Federated Adviser”) believes are undervalued, and, when the Federated Adviser deems appropriate given low market valuations, long positions on equity market indices. Long positions on equity securities will normally include equity securities of companies which mine or explore for precious metals, and can include other investments, such as derivative or hybrid instruments, whose performance is linked to the price of precious metals.

The Federated Adviser believes that the best opportunities to make both “short” and “long” equity investments are when the market’s perception of the values of individual companies (measured by the stock price) differs widely from the Federated Adviser’s assessment of the intrinsic values of such companies. Such opportunities arise as a result of a variety of market inefficiencies, including, among others, imperfect information, overly optimistic or pessimistic forecasts by Wall Street analysts, and swings in investor psychology. These inefficiencies can cause substantially mispriced securities. The Federated Adviser attempts to:

•	Identify potential opportunities where significant market perception/reality gaps may exist, and

•	Invest in the anticipation of changes in the market perception that will bring the stock price closer to the Adviser’s estimate of value.

The Federated Prudent Bear Fund increases or decreases (to a degree or dramatically) the amount of its “short” equity investments compared to its “long” equity investments in response to changes in the Federated Adviser’s assessment of market conditions and its evaluation of the dividend yield for the aggregate stock market.

The Federated Prudent Bear Fund’s “short” equity positions consist primarily of short sales of common stocks, short sales of stock indexes, short sales of stock index futures, purchases of put options on common stocks, purchases of put options on stock indexes and purchases of put options on stock index futures. In effecting short sales of common stocks and purchasing put options on common stocks, the Federated Adviser utilizes “bottom-up” investment analysis. This means the Federated Adviser will base investment decisions on company-specific fundamental factors. In effecting short sales of stock indexes or stock index futures and purchasing put options on stock indexes or stock index futures, the Federated Adviser will utilize a “top-down” investment approach that focuses on factors affecting the stock market or market sectors in general. Under most market conditions, the Federated Adviser will use a combination of the above investment techniques with the percentage used by each to be determined by the Federated Adviser’s evaluation of market conditions, the valuation and liquidity of individual stocks, and other factors.

The Federated Prudent Bear Fund can temporarily hold more “long” equity positions than “short” equity positions when, in the Federated Adviser’s judgment, the overall North American equity market is undervalued on an absolute basis and/or is undervalued relative to historic norms.  Measures used by the Federated Adviser to analyze market valuations include the dividend yield on the market, the price earnings ratio, the cash flow ratio, the price to book value ratio, as well as broader measures of overall economic activity and creditworthiness of the economy. Long positions can consist both of individual long positions in stocks of companies, as well as long positions on futures instruments of stock market indices, call options on such indices, and other related instruments.

The Federated Adviser will allocate the Federated Prudent Bear Fund’s portfolio between “short” equity and “long” equity positions at its discretion. At all times the Federated Prudent Bear Fund will have both “short” and “long” equity positions as the Federated Adviser believes in all market conditions there will exist some companies whose stocks are undervalued by the market and some companies whose stocks are overvalued by the market.  Normally, however, the Federated Prudent Bear Fund is expected to hold more short positions than long positions on securities and/or the overall market.

The Federated Prudent Bear Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy.  For example, the Federated Prudent Bear Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid. Additionally, by way of example, the Federated Prudent Bear Fund may use derivative contracts in an attempt to:

•	Obtain premiums from the sale of derivative contracts;

•	Realize gains from trading a derivative contract; or

•	Hedge against potential losses.

There can be no assurance that the Federated Prudent Bear Fund’s use of derivative contracts or hybrid instruments will work as intended.

Because the Federated Prudent Bear Fund will have a substantially similar investment strategy as the Prudent Bear Fund, the principal risks of the Federated Prudent Bear Fund will be substantially the same as those of the Prudent Bear Fund. However, the manner in which the risks are described may be different as the Federated Funds use the language and formatting used by other funds advised by subsidiaries of Federated. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to each Fund as described in the Federated Prudent Bear Fund prospectus.

•
Short Selling Risk. A short sale by the Federated Prudent Bear Fund involves borrowing a security from a lender which is then sold in the open market. At a future date, the security is repurchased by the Federated Prudent Bear Fund and returned to the lender. While the security is borrowed, the proceeds from the sale are deposited with the lender and the Federated Prudent Bear Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the lender. If the value of the security declines between the time that the Federated Prudent Bear Fund borrows the security and the time it repurchases and returns the security to the lender, the Federated Prudent Bear Fund makes a profit on the difference (less any interest and/or dividend payments the Federated Prudent Bear Fund is required to pay the lender).  There is no assurance that a security will decline in value during the period of the short sale and make a profit for the Federated Prudent Bear Fund.  If the value of the security sold short increases between the time that the Federated Prudent Bear Fund borrows the security and the time it repurchases and returns the security to the lender, the Federated Prudent Bear Fund will realize a loss on the difference (plus any interest and/or dividends the Federated Prudent Bear Fund is required to pay to the lender).  This loss is theoretically unlimited as there is no limit as to how high the security sold short can appreciate in value.

•
Stock Market Risk. The value of equity securities in the Federated Prudent Bear Fund’s portfolio will fluctuate and, as a result, the Federated Prudent Bear Fund’s share price may decline suddenly over a sustained period of time.

•
Asset Allocation Risk. The Federated Prudent Bear Fund’s investment results will suffer if there is a general stock market advance when the Federated Prudent Bear Fund has significant “short” equity positions, or if there is a general stock market decline when the Federated Prudent Bear Fund has significant “long” equity positions. This risk is in addition to the market risks associated with each of the Federated Prudent Bear Fund’s investments.

•
Credit Risks. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Federated Prudent Bear  Fund will fail to meet its obligations. This could cause the Federated Prudent Bear Fund to lose the benefit of the transaction or prevent the Federated Prudent Bear Fund from selling or buying other securities to implement its investment strategy.

•
Risks of Investing in Commodities. Because the Federated Prudent Bear Fund may invest in instruments (including exchange-traded funds) whose performance is linked to the price of an underlying commodity or commodity index, the Federated Prudent Bear Fund may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions and the fact that commodity prices may have greater volatility than investments in traditional securities.

•
Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments.  Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Federated Prudent Bear Fund, and a potential reduction in gains to the Federated Prudent Bear Fund. Each of these issues is described in greater detail in the Federated Prudent Bear Fund’s prospectus. Derivative contracts and hybrid instruments may also involve other risks described in the Federated Prudent Bear Fund’s prospectus or the Federated Prudent Bear Fund’s Statement of Additional Information (SAI), such as stock market, interest rate, credit, currency, liquidity and leverage risks.

•
Gold Investing Risk and Other Precious Metals Investing Risk. The prices of gold and other precious metals and the prices of securities whose performance is linked to the price of gold and other precious metals have been subject to substantial price fluctuations over short periods of time. They may be adversely affected by unpredictable international monetary and political developments such as currency devaluations or revolutions, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.

•
Leverage Risks. Leverage risk is created when an instrument (such as a derivative transaction) exposes the Federated Prudent Bear Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Federated Prudent Bear Fund’s risk of loss and potential for gain.

•
Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks.  For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development.  Further, value stocks tend to have higher dividends than growth stocks.  This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

•
Liquidity Risks. The equity securities in which the Federated Prudent Bear Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Federated Prudent Bear Fund may not be able to sell a security or close out a derivative contract when it wants to.

•
Exchange-Traded Funds Risks. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., none that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Federated Prudent Bear Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

FEDERATED PRUDENT GLOBAL INCOME FUND – PRUDENT GLOBAL INCOME FUND

The investment objectives of the Federated Prudent Global Income Fund and the Prudent Global Income Fund are identical.  Each Fund seeks current income and capital appreciation.

Since the Federated Prudent Global Income Fund was established solely for the purpose of the Reorganization it has a substantially similar investment strategy as the Prudent Global Income Fund. The following describes the principal investment strategy of the Federated Prudent Global Income Fund:

The Federated Prudent Global Income Fund pursues its investment objective by investing primarily in fixed-income securities, primarily with short term maturities, issued by governments and governmental agencies of developed countries, including the United States.  It is anticipated that a significant percentage (i.e. 25% or more) of the fixed income securities in which the Federated Prudent Global Income Fund invests will be denominated in a foreign currency.  In addition, the Federated Prudent Global Income Fund may also invest in securities whose performance is linked to the price of gold.

In selecting investments in debt securities, the Federated Adviser:

•
considers whether the currency in which the debt security is denominated is likely to rise or fall relative to the U.S. dollar primarily by comparing economic situations, particularly whether the issuing country has maintained prudent monetary and fiscal policies;

•	evaluates the relative available interest rates; and

•	then invests in the liquid debt securities having the most attractive yield based on an evaluation of risk and return.

The Federated Prudent Global Income Fund will only invest in securities denominated in a currency that the Federated Adviser believes will rise against the dollar. Since the Federated Prudent Global Income Fund’s primary consideration in selecting investments in debt securities is currency movements as it relates to stability of global purchasing power, it anticipates keeping the dollar weighted average of the portfolio’s maturity short. Typically the average maturity of the Federated Prudent Global Income Fund’s portfolio of debt securities will be less than eighteen months. Similarly, the Federated Prudent Global Income Fund attempts to minimize credit risk by only investing in securities rated in the highest two rating categories of a nationally recognized rating agency or unrated securities that are deemed by the Federated Adviser to be of equivalent credit quality. Typically, these are sovereign (government) securities.

When investing in securities whose performance is linked to the price of gold, the Federated Adviser first considers whether the dollar price of gold is likely to increase. The Federated Prudent Global Income Fund will only invest in such securities that the Federated Adviser believes will increase if the U.S. dollar price of gold increases.

From time to time the Federated Prudent Global Income Fund may invest in liquid equity securities of companies owning commodity related assets (e.g. timber, oil or other “hard assets”) that the Federated Adviser believes would increase in value if the dollar declines in value relative to other currencies. The Federated Prudent Global Income Fund does not expect that such securities would represent a major portion of its portfolio.

Because the Federated Prudent Global Income Federated Prudent Global Income Fund will have a substantially similar investment strategy as the Prudent Global Income Fund, the principal risks of the Federated Prudent Global Income Fund will be substantially the same as those of the Prudent Global Income Fund. However, the manner in which the risks are described may be different as the Federated Funds use the language and formatting used by other funds advised by subsidiaries of Federated. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to each Fund as described in the Federated Prudent Global Income Fund prospectus.

•
Currency Risks. Exchange rates for currencies fluctuate daily. Accordingly, the Federated Prudent Global Income Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities.

•
Risks of Foreign Investing. Because the Federated Prudent Global Income Fund invests in securities issued by foreign companies, the Federated Prudent Global Income Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

•
Gold and Other Precious Metals Investing Risk: The prices of gold and other precious metals and the prices of securities whose performance is linked to the price of gold and other precious metals have been subject to substantial price fluctuations over short periods of time. They may be adversely affected by unpredictable international monetary and political developments such as currency devaluations or revolutions, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.

•
Risks of Investing in Commodities. Because the Federated Prudent Global Income Fund may invest in instruments (including exchange-traded funds) whose performance is linked to the price of an underlying commodity or commodity index, the Federated Prudent Global Income Fund may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions and the fact that commodity prices may have greater volatility than investments in traditional securities.

•
Risks of Investing in Hybrid Instruments. Hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments.  Specific risk issues related to the use of such instruments include valuation and tax issues, increased potential for losses and/or costs to the Federated Prudent Global Income Fund, and a potential reduction in gains to the Federated Prudent Global Income Fund. Each of these issues is described in greater detail in the Federated Prudent Global Income Fund’s prospectus. Hybrid instruments may also involve other risks described in the Federated Prudent Global Income Fund’s prospectus or the Federated Prudent Global Income Fund’s Statement of Additional Information (SAI), such as stock market, interest rate, credit, currency, and commodity risks.

•
Stock Market Risk: The value of equity securities in the Federated Prudent Global Income Fund’s portfolio will fluctuate and, as a result, the Federated Prudent Global Income Fund’s Share price may decline suddenly over a sustained period of time.

•	Interest Rate Risk: In general the value of debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•
Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Federated Prudent Global Income Fund will lose money. Many fixed-income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Federated Prudent Global Income Fund must rely entirely upon the Adviser’s credit assessment.

INVESTMENT POLICIES - EACH FEDERATED FUND AND EACH PRUDENT FUND

Each Fund has fundamental investment limitations which may not be changed without shareholder approval as well as non-fundamental limitations which may be changed by the Fund’s Board without shareholder approval. Each Federated Fund is intended to continue the investment program of the corresponding Prudent Fund. Nonetheless, there are differences in the applicable investment limitations attributable primarily to the fact that the Federated Funds are part of the Federated “family” of funds, and therefore, will have fundamental and non-fundamental policies that are consistent with other Federated funds. The following table compares the investment limitations of the Prudent Funds and the Federated Funds:

PRUDENT FUNDS	FEDERATED FUNDS
Real Estate (fundamental) The Fund will not purchase or sell real estate or real estate mortgage loans or make any investments in real estate limited partnerships.
Real Estate (fundamental)
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Lending (fundamental)
The Fund will not make loans, including loans of securities, except each Fund may acquire debt securities from the issuer or others which are publicly distributed or are of a type normally acquired by institutional investors and each Fund may enter into repurchase agreements.

Lending (fundamental)
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Underwriting(fundamental)
The Fund will not act as an underwriter or distributor of securities other than of its shares (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in the disposition of restricted securities).

Underwriting (fundamental)
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Borrowing Money and Issuing Senior Securities (fundamental) The Fund may borrow money or issue senior securities to the extent permitted by the Act.
Borrowing Money and Issuing Senior Securities (fundamental)
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Concentration (fundamental) The Fund will not invest 25% or more of its total assets at the time of purchase in securities of issuers whose principal business activities are in the same industry.
Concentration (fundamental)
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the Investment Company Act of 1940 Act (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Diversification of Investments (fundamental)
The Fund will not purchase securities of any issuer if the purchase would cause more than 5% of the value of the Fund’s total assets to be invested in securities of such issuer (except securities of the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer, except that up to 25% of the Prudent Bear fund’s total assets and 50% of the Prudent Global Income Fund’s total assets my be invested without regard to these limitations.

Diversification of Investments (fundamental) (Federated Prudent Bear Fund only)
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Investing in Commodities (fundamental)
The Fund will not purchase or sell commodities or commodity contracts except (a) the Prudent Global Income Fund may purchase or sell gold and other precious metals and; (b) each Fund may enter into futures contracts and options on futures contracts.
Investing in Commodities (fundamental) The Fund may invest in commodities to the maximum extent permitted under the 1940 Act.
Selling Short (fundamental) The Fund may sell securities short to the extent permitted by the Act.	The Federated Funds have no corresponding limitation although the Funds may be permitted by their prospectuses or statements of additional information to sell securities short.
Purchases on Margin (fundamental)
The Fund will not purchase securities on margin (except for such short term credits as are necessary for the clearance of transactions); provided, however, that each Fund may (i) borrow money to the extent set forth in the investment restriction regarding borrowing money and issuing senior securities (ii) purchase or sell futures contracts and options on futures contracts; (iii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts; and (iv) write or invest in put or call options.

Purchases on Margin (non-fundamental)
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets (fundamental) The Fund may pledge or hypothecate its assets to secure its borrowings.
Pledging Assets (non-fundamental)
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing for Control (fundamental) The Fund will not make investments for the purpose of exercising control or management of any company.	There is no corresponding Federated Fund limitation.
Illiquid Securities (non-fundamental) The Fund will purchase illiquid securities if, as a result of such purchase, more than 15% of the value of its net assets would be invested in such securities.
Illiquid Securities (non-fundamental)
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund’s net assets.

Oil Gas and Mineral Exploration (fundamental)
The Prudent Bear Fund will not purchase or sell any
interest in any oil, gas or other mineral exploration
or development program, including any oil, gas or
mineral leases. This investment restriction shall not
prohibit the Prudent Bear Fund from purchasing
securities of “C” corporations or of companies that
invest in “C” corporations.

There is no corresponding Federated Fund limitation.
Acquire or Retain Securities (non-fundamental)
The Fund will not acquire or retain any security
issued by a company, an officer or director of which
 is an officer or director of the Corporation or an
officer, director or other affiliated person of any
Fund’s investment adviser.

There is no corresponding Federated Fund limitation.
Operation (non-fundamental)
The Fund will not invest more than 5% of such
Fund’s total assets in securities of any issuer which
has a record of less than three (3) years of
continuous operation, including the operation of any
 predecessor business of a company which came
 into existence as a result of a merger, consolidation,
 reorganization or purchase of substantially all of
the assets of such predecessor business.
There is no corresponding Federated Fund limitation.
Warrants The Fund’s investments in warrants will be limited to 5% of such Fund’s net assets.	There is no corresponding Federated Fund limitation.
Investing in Other Investment Companies (non- fundamental) The Fund will not purchase the securities of other investment companies except as permitted by the Act.
Investing in Securities of Other Investment Companies (non- fundamental)
The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such additional expenses.
The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

COMPARATIVE FEE TABLES

The Federated Funds and the Prudent Funds, like all mutual funds, incur certain expenses in their operations.  These expenses include management fees, as well as the costs of maintaining accounts, providing shareholder liaison and distribution services and other activities.  Set forth in the tables below is information regarding the fees and expenses incurred by (i) No Load Shares and Class C Shares of Prudent Bear Fund, Class A Shares and Class C Shares of Federated Prudent Bear Fund, and pro forma fees for the Federated Prudent Bear Fund after giving effect to the Reorganization, and (ii) No Load Shares of Prudent Global Income Fund, Class A Shares of Federated Prudent Global Income Fund, and pro forma fees for the Federated Prudent Global Income Fund after giving effect to the Reorganization.

Prudent Bear Fund - Federated Prudent Bear Fund

FEES AND EXPENSES
This table describes (1) the unaudited fees and expenses for the Prudent Bear Fund No Load Shares for the nine months ended June 30, 2008; (2) the anticipated fees and expenses of the Federated Prudent Bear Fund’s Class A Shares for the fiscal period ending September 30, 2009; and (3) the anticipated fees and expenses of Federated Prudent Bear Fund’s Class A Shares for the fiscal period ending September 30, 2009 on a pro forma combined basis after giving effect to the Reorganization.

Shareholder Fees	Prudent Bear Fund No Load Shares	Federated Prudent Bear Fund – Class A Shares	Federated Prudent Bear Fund – Class A Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.50%[1]	5.50%[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	0.00%[2]	0.00%[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	1.00%[3]	None	None
Exchange Fee	None[4]	None	None

Annual Fund Operating Expenses (Before Anticipated Reduction)[5]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	1.25%	1.25%	1.25%
Distribution (12b-1) Fee	0.25%	0.05%[6]	0.05%[6]
Other Expenses
Dividends on Short Positions[7]	0.87%	0.87%	0.87%
Other Operating Expenses	0.22%	0.51%[8]	0.51%[8]
Total Annual Fund Operating Expenses	2.59%	2.68%[9]	2.68%[9]
1  Shareholders of the Prudent Bear Fund at the time of the Reorganization will not be subject to the sales charge on future purchases of Federated Prudent Bear Fund.
2  If you make a purchase of Class A Shares in the amount of $1 million or more and your financial intermediary received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.  However, shareholders of the Prudent Bear Fund at the time of the Reorganization will not be subject to such CDSC.
3  The redemption fee for Prudent Bear Fund applies only to  shares sold within 30 days of their purchase date.  The transfer agent charges a fee of $15.00 for each wire redemption.

4 Transfer agent charges a fee of $5.00 for each telephone exchange.
5    With respect to Prudent Bear Fund, the percentages shown are based on expenses paid for the nine months ended June 30, 2008.  With respect to Federated Prudent Bear Fund and Federated Prudent Bear Fund Pro Forma Combined, the percentages shown are based on anticipated expenses for the entire fiscal period ending September 30, 2009.  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Although not contractually obligated to do so, the distributor of Federated Prudent Bear Fund expects not to charge certain amounts.  These are shown below along with the net expenses the Fund expects to pay for the fiscal period ending September 30, 2009.

Total Anticipated Reduction of Fund Expenses	0.00%	0.05%	0.05%
Total Actual/Anticipated Annual Fund Operating Expenses (after anticipated reduction)	2.59%	2.63%	2.63%
6   Federated Prudent Bear Fund and Federated Prudent Bear Fund Pro Forma Combined have no present intention of paying or accruing the distribution (12b-1) fee for Class A Shares during the fiscal period ending September 30, 2009.

7   When a fund borrows a security to make a short sale, the fund has to pay the lender of the security the value of any dividends earned on the borrowed security (“dividend-substitute payments”).  These dividend substitute payments are investment expenses of the fund.

8   With respect to Federated Prudent Bear Fund and Federated Prudent Bear Fund Pro Forma Combined, includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Investment Advisory and Other Fees” herein.  Also includes amounts the Federated Prudent Bear Fund might incur indirectly if it were to invest in other investment companies.  For the fiscal period ending September 30, 2009, these “Acquired Fund Fees and Expenses” are estimated to be less than 0.01%.
9   The Federated Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses (excluding “Dividends on Short Positions” and “Acquired Fund Fees and Expenses”) so that the total operating expenses paid by the Federated Prudent Bear Fund’s Class A Shares (after the voluntary waivers and reimbursements) will not exceed 1.76% for the fiscal year ending September 30, 2009. Although these actions are voluntary, the Federated Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that Prudent Bear Fund’s operating expenses are as shown in the Table and remain the same, and that for Federated Prudent Bear Fund’s Class A Shares and Federated Prudent Bear Fund’s Class A Shares – Pro Forma Combined, operating expenses are before anticipated reduction as shown in the table and remain the same.  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Prudent Bear Fund	$262	$805	$1,375	$2,925
Federated Prudent Bear Fund, Class A Shares	$806	$1,337	$1,892	$3,397
Federated Prudent Bear Fund, Pro Forma Combined Class A Shares	$806	$1,337	$1,892	$3,397

FEES AND EXPENSES
This table describes (1) the unaudited fees and expenses for the Prudent Bear Fund Class C Shares for the nine months ended June 30, 2008; (2) the anticipated fees and expenses of the Federated Prudent Bear Fund’s Class C Shares for the fiscal period ending September 30, 2009; and (3) the anticipated fees and expenses of Federated Prudent Bear Fund’s Class C Shares for the fiscal period ending September 30, 2009 on a pro forma combined basis after giving effect to the Reorganization.

Shareholder Fees	Prudent Bear Fund Class C Shares	Federated Prudent Bear Fund – Class C Shares	Federated Prudent Bear Fund – Class C Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	1.00%[1]	1.00%[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	1.00%[2]	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses[3]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	1.25%	1.25%	1.25%
Distribution (12b-1) Fee	1.00%	0.75%	0.75%
Other Expenses
Dividends on Short Positions[4]	0.87%	0.87%	0.87%
Other Operating Expenses	0.22%	0.51%[5]	0.51%[5]
Total Annual Fund Operating Expenses	3.34%	3.38%[6]	3.38%[6]
1  Shareholders of the Prudent Bear Fund at the time of the Reorganization will not be subject to the contingent deferred sales charge on future redemptions of Federated Prudent Bear Fund.
2   The redemption fee for Prudent Bear Fund applies only to shares sold within 30 days of their purchase date.  The transfer agent charges a fee of $15.00 for each wire redemption.

3    With respect to Prudent Bear Fund, the percentages shown are based on expenses paid for the nine months ended June 30, 2008.  With respect to Federated Prudent Bear Fund and Federated Prudent Bear Fund Pro Forma Combined, the percentages shown are based on anticipated expenses for the entire fiscal period ending September 30, 2009.  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

4   When a fund borrows a security to make a short sale, the fund has to pay the lender of the security the value of any dividends earned on the borrowed security (“dividend-substitute payments”).  These dividend substitute payments are investment expenses of the fund.

5   With respect to Federated Prudent Bear Fund and Federated Prudent Bear Fund Pro Forma Combined, includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Investment Advisory and Other Fees” herein.  Also includes amounts the Federated Prudent Bear Fund might incur indirectly if it were to invest in other investment companies.  For the fiscal period ending September 30, 2009, these “Acquired Fund Fees and Expenses” are estimated to be less than 0.01%.
6   The Federated Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses (excluding “Dividends on Short Positions” and “Acquired Fund Fees and Expenses”) so that the total operating expenses paid by the Federated Prudent Bear Fund’s Class C Shares (after the voluntary waivers and reimbursements) will not exceed 2.51% for the fiscal year ending September 30, 2009. Although these actions are voluntary, the Federated Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses are as shown in the Table and remain the same.  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Prudent Bear Fund, Class C Shares	$337	$1,027	$1,741	$3,631
Federated Prudent Bear Fund, Class C Shares:
Expenses assuming redemption	$441	$1,039	$1,760	$3,667
Expenses assuming no redemption	$341	$1,039	$1,760	$3,667
Federated Prudent Bear Fund, Pro Forma Combined Class C Shares
Expenses assuming redemption	$441	$1,039	$1,760	$3,667
Expenses assuming no redemption	$341	$1,039	$1,760	$3,667

Prudent Global Income Fund - Federated Prudent Global Income Fund

FEES AND EXPENSES
This table describes (1) the unaudited fees and expenses for the Prudent Global Income Fund for the nine months ended June 30, 2008; (2) the anticipated fees and expenses of the Federated Prudent Global Income Fund’s Class A Shares for the fiscal period ending September 30, 2009; and (3) the anticipated fees and expenses of Federated Prudent Global Income Fund’s Class A Shares for the fiscal period ending September 30, 2009 on a pro forma combined basis after giving effect to the Reorganization.

Shareholder Fees	Prudent Global Income Fund	Federated Prudent Global Income Fund – Class A Shares	Federated Prudent Global Income Fund – Class A Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.50%[1]	4.50%[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	0.00%[2]	0.00%[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	1.00%[3]	None	None
Exchange Fee	None[4]	None	None

Annual Fund Operating Expenses[5]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	0.25%	0.05%[6]	0.05%[6]
Other Expenses	0.26%	0.53%[7]	0.53%[7]
Total Annual Fund Operating Expenses	1.26%	1.33%[8]	1.33%[8]
1  Shareholders of the Prudent Global Income Fund at the time of the Reorganization will not be subject to the sales charge on future purchases of Federated Prudent Global Income Fund.
2  If you make a purchase of Class A Shares in the amount of $1 million or more and your financial intermediary received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.  However, shareholders of the Prudent Global Income Fund at the time of the Reorganization will not be subject to such CDSC.
3  The redemption fee for Prudent Global Income Fund applies only to  shares sold within 30 days of their purchase date.  The transfer agent charges a fee of $15.00 for each wire redemption.

4 Transfer agent charges a fee of $5.00 for each telephone exchange.
5    With respect to Prudent Global Income Fund, the percentages shown are based on expenses paid for the nine months ended June 30, 2008.  With respect to Federated Prudent Global Income Fund and Federated Prudent Global Income Fund Pro Forma Combined, the percentages shown are based on anticipated expenses for the entire fiscal period ending September 30, 2009.  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Although not contractually obligated to do so, the distributor of Federated Prudent Global Income Fund expects not to charge certain amounts.  These are shown below along with the net expenses the Fund expects to pay for the fiscal period ending September 30, 2009.

Total Anticipated Reduction of Fund Expenses	0.00%	0.05%	0.05%
Total Actual/Anticipated Annual Fund Operating Expenses (after anticipated reduction)	1.26%	1.28%	1.28%
6   Federated Prudent Global Income Fund and Federated Prudent Global Income Fund Pro Forma Combined have no present intention of paying or accruing the distribution (12b-1) fee for Class A Shares during the fiscal period ending September 30, 2009.

7   With respect to Federated Prudent Global Income Fund and Federated Prudent Global Income Fund Pro Forma Combined, includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Investment Advisory and Other Fees” herein.  Also includes amounts the Federated Prudent Global Fund might incur indirectly if it were to invest in other investment companies.  For the fiscal period ending September 30, 2009, these “Acquired Fund Fees and Expenses” are estimated to be less than 0.01%.
8   The Federated Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses (excluding “Acquired Fund Fees and Expenses”) so that the total operating expenses paid by the Federated Prudent Global Income Fund’s Class A Shares (after the voluntary waivers and reimbursements) will not exceed 1.28% for the fiscal year ending September 30, 2009. Although these actions are voluntary, the Federated Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that Prudent Global Income Fund’s operating expenses are as shown in the Table and remain the same, and that for Federated Prudent Global Income Fund’s Class A Shares and Federated Prudent Global Income Fund’s Class A Shares – Pro Forma Combined, operating expenses are before anticipated reduction as shown in the table and remain the same.  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Prudent Global Income Fund	$128	$400	$692	$1,523
Federated Prudent Global Income Fund, Class A Shares	$579	$852	$1,146	$1,979
Federated Prudent Global Income Fund, Pro Forma Combined Class A Shares	$579	$852	$1,146	$1,979

COMPARISON OF POTENTIAL RISKS AND REWARDS; PERFORMANCE INFORMATION

Because the Federated Funds are a newly created series, no performance information is available; however, the Federated Prudent Bear Fund’s Class A Shares intends to adopt the performance of Prudent Bear Fund’s No Load Shares, Federated Prudent Bear Fund’s Class C Shares intends to adopt the performance of Prudent Bear Fund’s Class C Shares and Federated Prudent Global Income Fund’s Class A Shares intends to adopt the performance of Prudent Global Income Fund’s No Load Shares. Performance information for the Prudent Bear Fund and the Prudent Global Income Fund for the periods ended September 30, 2007 is as follows:

Prudent Bear Fund - No Load Shares

Risk/Return Bar Chart and Table

The performance information in the bar chart below shows the total returns of the No Load Shares of the Prudent Bear Fund on a calendar year basis through December 31, 2007. The highest and lowest quarterly returns of the No Load Shares of the Prudent Bear Fund since 1998 are shown under the performance information bar chart. The Average Annual Total Return table below shows returns averaged over the stated periods for the No Load Shares of the Prudent Bear Fund compared with broad-based market indices.

The ‘y’ axis reflects the “% Total Return” beginning with (40)% and increasing in increments of 0.05% up to 70%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year end of the Prudent Bear Fund’s start of business through the calendar year ended 2007.  The chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height, the total return percentages for the calendar year. The calculated total return percentages for the Prudent Bear Fund’s No Load Shares for each calendar year are stated directly at the top of each respective bar, for the calendar years 1998 through 2007. The percentages noted are: (34.08)%, (23.40)%, 30.47%, 7.36%, 62.87%, (10.44)%, (14.13)%, 2.02%, 9.10% and 13.42% respectively.

The Prudent Bear Fund’s No Load Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was 7.81%.
Within the period shown in the bar chart, the Prudent Bear Fund’s No Load Shares highest quarterly return was 41.48% (quarter ended September 30, 2001). Its lowest quarterly return was (29.23) % (quarter ended December 31, 1998).
Average Annual Total Return Table

(For the periods ended December 31, 2007)1

	1 Year	5 Years	10 Years
Prudent Bear Fund No Load Shares
Return Before Taxes	13.42%	(0.59)%	1.13%
Return After Taxes on Distributions[2]	12.23%	(1.44)%	(0.09)%
Return After Taxes on Distributions and Sale of Fund Shares[2]	8.73%	(1.00)%	0.19%
S&P 500[3,4]	5.49%	12.83%	5.91%
NASDAQ[4,5]	9.81%	14.71%	5.38%

1	Returns shown include the reinvestment of dividends, except for the NASDAQ Composite Index.

2
After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from capital losses that would have been incurred.

3	The Standard & Poor’s 500 (S&P) Index is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

4	Reflects no deduction for fees, expenses or taxes.

5	The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks.

Prudent Bear Fund - Class C Shares

Risk/Return Bar Chart

The performance information in the bar chart below shows the total returns of the Class C Shares of the Prudent Bear Fund on a calendar year basis through December 31, 2007. The highest and lowest quarterly returns of the Class C Shares of the Prudent Bear Fund are shown under the performance information bar chart. The Average Annual Total Return table below shows returns averaged over the stated periods for the Class C Shares of the Prudent Bear Fund compared with broad-based market indices.

The ‘y’ axis reflects the “% Total Return” beginning with (20)% and increasing in increments of 0.05% up to 70%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year end of the Prudent Bear Fund’s Class C Shares start of business through the calendar year ended 2007.  The chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height, the total return percentages for the calendar year. The calculated total return percentages for the Prudent Bear Fund’s Class C Shares for each calendar year are stated directly at the top of each respective bar, for the calendar years 2000 through 2007. The percentages noted are: 29.61%, 6.30%, 61.67%, (11.01)%, (14.89)%, 1.43%, 8.28% and 12.64% respectively.

The Prudent Bear Fund’s Class C Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was 7.28%.
Within the period shown in the bar chart, the Prudent Bear Fund’s Class C Shares highest quarterly return was 41.27% (quarter ended September 30, 2001). Its lowest quarterly return was (22.36) % (quarter ended December 31, 2001).

Average Annual Total Return Table

(For the periods ended December 31, 2007)1

	1 Year	5 Years	Since Inception date of the Class C Shares (February 8, 1999)
Prudent Bear Fund Class C Shares
Return Before Taxes	12.64%	(1.29)%	5.85%
Return After Taxes on Distributions[2]	11.59%	(2.04)%	4.73%
Return After Taxes on Distributions and Sale of Fund Shares[2]	8.22%	(1.53)%	4.40%
S&P 500[3,4]	5.49%	12.83%	3.55%
NASDAQ[4,5]	9.81%	14.71%	1.11%

1Returns shown include the reinvestment of dividends, except for the NASDAQ Composite Index.

2After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from capital losses that would have been incurred.

3The Standard & Poor’s 500 (S&P) Index is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

4Reflects no deduction for fees, expenses or taxes.

5.The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks.

Federated Prudent Bear Fund

Average Annual Total Return Table

Because the Federated Prudent Bear Fund is a newly created series, no performance information is available. However, the Federated Prudent Bear Fund’s Class A Shares intend to adopt the performance of the Prudent Bear Fund’s No Load Shares and the Federated Prudent Bear Fund’s Class C Shares intend to adopt the performance of Prudent Bear Fund’s Class C Shares.

Prudent Global Income Fund - No Load Shares

Risk/Return Bar Chart and Table

The performance information in the bar chart below shows the total return of the No Load Shares of the Prudent Global Income Fund on a calendar year basis through December 31, 2007. The highest and lowest quarterly returns of the No Load Shares of the Prudent Global Income Fund are shown under the performance information bar chart. The Average Annual Total Return table below shows returns averaged over the stated periods for the No Load Shares of the Prudent Global Income Fund compared with broad-based market indices.

The ‘y’ axis reflects the “% Total Return” beginning with (10)% and increasing in increments of 0.05% up to 35%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year end of the Prudent Global Income Fund’s start of business through the calendar year ended 2007.  The chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height, the total return percentages for the calendar year. The calculated total return percentages for the Prudent Global Income Fund’s No Load Shares for each calendar year are stated directly at the top of each respective bar, for the calendar years 2001 through 2007. The percentages noted are: 2.82%, 29.60%, 16.30%, 3.39%, (4.25)%, 11.51% and 10.66% respectively.

The Prudent Global Income Fund’s No Load Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was 6.56%.
Within the period shown in the bar chart, the Prudent Global Income Fund’s No Load Shares highest quarterly return was 11.24% (quarter ended June 30, 2002). Its lowest quarterly return was (4.07) % (quarter ended March 31, 2001).
Average Annual Total Return Table

 (For the periods ended December 31, 2007)1

	1 Year	5 Years	Since Inception date of the Fund (February 2, 2000)
Prudent Global Income Fund No Load Shares
Return Before Taxes	10.66%	7.28%	7.55%
Return After Taxes on Distributions[2]	8.57%	5.83%	6.30%
Return After Taxes on Distributions and Sale of Fund Shares[2]	7.36%	5.54%	5.89%
Merrill Lynch Global Government Bond Index II3, 4	10.71%	6.74%	7.16%
Merrill Lynch Pan-Europe Government 1 -3 Year Index[3,5]	14.46%	9.83%	9.30%

1Returns shown include the reinvestment of dividends.

2After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

3Reflects no deduction for fees, expenses or taxes.

4The Merrill Lynch Global Government Bond Index II tracks the performance of public debt of investment grade sovereign issuers, issued and denominated in their own domestic market and currency.  It is a market value-weighted measure of these bonds.

5The Merrill Lynch Pan-Europe Government 1-3 Year Index tracks the total return performance of the outstanding debt of European sovereign issuers.  It is a market capitalization-weighted basket comprising Euro participant, Denmark, Sweden, Switzerland and U.K. sovereign bonds issued in their respective domestic markets and denominated in their local currency.  This index is further segmented by debt issues maturing from 1-3 years.

Federated Prudent Global Income Fund

Average Annual Total Return Table

Because the Federated Prudent Global Income Fund is a newly created series, no performance information is available. However, the Federated Prudent Global Income Fund’s Class A Shares intend to adopt the performance of the Prudent Global Income Fund’s No Load Shares.

Financial Highlights

Prudent Funds

The Financial Highlights are included as Exhibit B to this Prospectus/Proxy Statement. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Prudent Fund, assuming reinvestment of any dividends.

The information for the Prudent Funds has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Prudent Funds’ audited financial statements, is included in the Prudent Funds’ Annual Report.

Federated Funds

Since the Federated Funds are newly created series and as this is the Federated Funds’ first fiscal year, financial information is not yet available. However, the Federated Prudent Bear Fund’s Class A Shares intends to adopt the performance of Prudent Bear Fund’s No Load Shares, Federated Prudent Bear Fund’s Class C Shares intends to adopt the performance of Prudent Bear Fund’s Class C Shares and Federated Prudent Global Income Fund’s Class A Shares intends to adopt the performance of Prudent Global Income Fund’s No Load Shares.

INVESTMENT ADVISERS

The Prudent Board governs the Prudent Funds and selects and oversees the Prudent Adviser.  The Prudent Adviser manages the Prudent Funds’ assets, including buying and selling portfolio securities.  The Prudent Adviser is registered as an investment adviser under the Investment Advisers Act of 1940.  The address of the Prudent Adviser is 43-46 Norre Gade, Suite 232, St. Thomas, U.S. Virgin Islands 00802. As investment adviser, the Prudent Adviser manages the investment portfolio of each Prudent Fund. The Prudent Adviser makes the decisions as to which securities to buy and which securities to sell. The Prudent Adviser (including its corporate predecessor) has been conducting an investment advisory business since 1993.

The Board of Trustees of the Federated Equity Funds and the Board of Trustees of the Federated Income Securities Trust (each a “Federated Board” and together, the “Federated Boards”) govern the Federated Funds and oversee the Federated Adviser. The Federated Adviser manages the Funds’ assets, including buying and selling portfolio securities. The address of the Federated Adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Federated Advisory Services Company (FASC), an affiliate of the Federated Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Federated Adviser. The fee for these services is paid by the Adviser and not by the Funds. The address of the Federated Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Federated Adviser has delegated daily management of some Federated Prudent Global Income Fund assets to the Sub-Adviser, Federated Investment Management Company, who is paid by the Federated Adviser and not by the Fund. The Sub-Adviser’s address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

Federated and its subsidiaries advise approximately 147 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $333.5 billion in assets as of June 30, 2008. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,331 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.

PORTFOLIO MANAGEMENT INFORMATION

Prudent Funds

David W. Tice, President and founder of the Adviser, is the lead portfolio manager for the Prudent Funds, and is assisted by the three assistant portfolio managers identified below in managing the Funds’ portfolios. Mr. Tice has been the Prudent Funds’ portfolio manager since their inception. The Prudent Adviser (including its corporate predecessor) has been conducting an investment advisory business since 1993. Mr. Tice is a Chartered Financial Analyst and a Certified Public Accountant.

Doug Noland is an assistant portfolio manager and strategist to the Prudent Funds. He has acted in this capacity since 1999.

Chad Hudson is an assistant portfolio manager and is the primary trader for the Prudent Funds. He has acted in this capacity since 2000.

Gregg Jahnke is the senior analyst for the Prudent Funds. He has acted in this capacity since the Prudent Funds’ inception.

Messrs. Tice, Noland, Hudson and Jahnke generally meet each business day, either in person or via conference call, to discuss the Prudent Funds’ portfolios. After considering input from this team as well as from others who provide research and analytical support to the Prudent Funds, Mr. Tice sets the overall strategy and the specific portfolio allocation percentages for both Prudent Funds. Mr. Tice selects all stocks for the long side of the Prudent Funds’ portfolios. He approves a list of securities to be considered for trading by Messrs. Hudson and Noland. The assistant portfolio managers, using these guidelines provided by Mr. Tice, are granted considerable leeway in determining which securities from this list the Prudent Funds should sell short or buy to cover, or for which to purchase or sell put options.

Federated Prudent Bear Fund

After the Reorganization, if approved, Douglas C. Noland will be the Senior Portfolio Manager and Chad E. Hudson will be a Portfolio Manager of the Federated Prudent Bear Fund. Prior thereto Mr. Noland was an Assistant Portfolio Manager and strategist of Prudent Bear Fund and Prudent Global Income Fund since January, 1999 and Mr. Hudson was an Assistant Portfolio Manager and primary trader of Prudent Bear Fund since 2000.

Douglas C. Noland
After the Reorganization, if approved, Douglas Noland will be the Federated Prudent Bear Fund’s Senior Portfolio Manager.  He will have primary responsibility for the day-to-day management of the Federated Prudent Bear Fund. Prior to joining Federated, Mr. Noland was employed with David Tice & Associates, Inc. where he served as an Assistant Portfolio Manager and strategist of Prudent Bear Fund and Prudent Global Income Fund from January 1999. He is Senior Vice President of the Federated Adviser.  Mr. Noland will join Federated in December 2008. From 1990 through 1998, Mr. Noland worked as a trader, portfolio manager and analyst for short-biased hedge funds including G. W. Ringoen & Associates from January 1990 to September 1996, Fleckenstein Capital from September 1996 to March 1997 and East Shore Partners, Inc. from October 1997 to December 1998. Mr. Noland earned a B.S. in Accounting and Finance from the University of Oregon and a M.B.A. from Indiana University.

P. Ryan Bend
After the Reorganization, if approved, Ryan Bend will be the Federated Prudent Bear Fund’s Portfolio Manager. He specializes in security selection for the short portion of the portfolio. He is Vice President of the Federated Adviser. From June 2004 to December 2008, Mr. Bend served as Research Coordinator and Equity Analyst with David Tice & Associates, Inc.  He was a Finance Manager with Rogers Communications, Inc. from July 2000 to July 2002.  Mr. Bend is a Chartered Financial Analyst who holds a B.A. in Finance and Economics from the Ivey School of Business at the University of Western Ontario, Canada and a M.B.A. from the Kelley School of Business at Indiana University.

Chad E. Hudson
After the Reorganization, if approved, Chad Hudson will be the Federated Prudent Bear Fund’s Portfolio Manager.  He specializes in security selection for the portfolio. Prior thereto, he was an assistant portfolio manager for the Prudent Bear Funds, Inc. Prudent Bear Fund, since 2000.  He is a Vice President of the Federated Adviser. From September 1994 to December 2008, he was employed with David Tice & Associates, Inc. as an analyst, trader and assistant portfolio manager.  A Chartered Financial Analyst, Mr. Hudson holds a B.S. in economics from Texas A&M University.

Federated Prudent Global Income Fund

After the Reorganization, if approved, Douglas C. Noland will be the Senior Portfolio Manager of the Federated Prudent Global Income Fund and prior thereto Mr. Noland was an Assistant Portfolio Manager and strategist of Prudent Bear Fund and Prudent Global Income Fund since January, 1999.  Ihab Salib will join Mr. Noland as Portfolio Manager of the Federated Prudent Global Income Fund.

Douglas C. Noland

After the Reorganization, if approved, Douglas Noland will be the Federated Prudent Global Income Fund’s Senior Portfolio Manager.  He will have primary responsibility for the day-to-day management of the Federated Prudent Global Income Fund. Prior to joining Federated, Mr. Noland was employed with David Tice & Associates, Inc. where he served as an Assistant Portfolio Manager and strategist of Prudent Bear Funds, Inc. Prudent Bear Fund and Prudent Global Income Fund from January 1999. He is Senior Vice President of the Fund’s adviser.  Mr. Noland will join Federated in December 2008. From 1990 through 1998, Mr. Noland worked as a trader, portfolio manager and analyst for short-biased hedge funds including G. W. Ringoen & Associates from January 1990 to September 1996, Fleckenstein Capital from September 1996 to March 1997 and East Shore Partners, Inc. from October 1997 to December 1998. Mr. Noland earned a B.S. in Accounting and Finance from the University of Oregon and a M.B.A. from Indiana University.

Ihab Salib

After the Reorganization, if approved, Ihab Salib will be a Portfolio Manager of the Federated Prudent Global Income Fund. He will focus on security selection. Mr. Salib joined Federated in April 1999 as a Senior Fixed Income Trader/Assistant Vice President of the Federated Prudent Global Income Fund’s Sub-Adviser. In July 2000, he was named a Vice President of the Federated Prudent Global Income Fund’s Sub-Adviser. He has served as a portfolio manager since January 2002. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed Income Analyst with UBS Brinson, Inc.  Mr. Salib received his B.A. with a major in Economics from Stony Brook University.

INVESTMENT ADVISORY AND OTHER FEES

The annual investment advisory fee for each Federated Fund and each Prudent Fund, as a percentage of each Federated Fund's and each Prudent Fund's daily net assets, is as follows:

FEDERATED FUNDS	ADVISORY FEE	PRUDENT FUNDS	ADVISORY FEE
Federated Prudent Bear Fund	1.25%	Prudent Bear Fund	1.25%
Federated Prudent Global Income Fund	0.75%	Prudent Global Income Fund	0.75%

Federated Advisory Services Company (“FASC”), an affiliate of the Federated Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Federated Adviser. The fee for these services is paid by the Federated Adviser and not by the Federated Funds.

The Federated Adviser has delegated daily management of some Federated Prudent Global Income Fund assets to the Sub-Adviser, Federated Investment Management Company, who is paid by the Federated Adviser and not by the Fund.

The Federated Adviser may voluntarily waive a portion of their advisory fees or reimburse other expenses of the Federated Funds.  This voluntary waiver or reimbursement may be terminated by the Federated Adviser at any time in its sole discretion. The Prudent Adviser may similarly voluntarily waive a portion of its advisory fee or reimburse the Prudent Funds for certain expenses and may likewise terminate such waiver or reimbursement at any time in its sole discretion.  A discussion of the Prudent Board’s review of the Prudent Funds’ investment advisory contract is available in the Prudent Funds’ Semi-Annual Report dated March 31, 2008.

Administrative Fees

Federated Funds

Federated Administrative Services (“FAS”), an affiliate of the Federated Adviser, serves as administrator to the Federated Funds and provides certain administrative personnel and services (including certain legal and financial reporting services) as necessary. FAS provides these services at an annual rate based on the average aggregate daily net assets of the Federated Fund and most of the other Federated funds advised by a Federated Adviser or its affiliates. The rate charged by FAS is based on a scale that ranges from 0.150% on the first $5 billion of average aggregate daily nets assets to 0.075% on assets over $20 billion. FAS’ minimum annual administrative fee with respect to each Federated Fund is $150,000 per portfolio and $40,000 per each additional class of shares. FAS may voluntarily waive a portion of its fee and may reimburse the Federated Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Federated Funds’ portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

Prudent Funds

The administrator to the Prudent Funds is U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Prudent Administrator”). The Prudent Administrator maintains the books, accounts and other documents required by the Act, responds to shareholder inquiries, prepares each Prudent Fund’s financial statements and tax returns, prepares certain reports and filings with the Securities and Exchange Commission and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps up and maintains each Prudent Fund’s financial and accounting records and generally assists in all aspects of the Prudent Funds’ operations.  The Prudent Administrator will receive from (i) the Prudent Bear Fund a fee, paid monthly, at an annual rate of ..085% of the first $200 million of Prudent Bear Fund’s average net assets, .07% of the next $300 million of Prudent Bear Fund’s average net assets, .06% of the next $500 million of Prudent Bear Fund’s average net assets, and .045% of Prudent Bear Fund’s average net assets in excess of $1 billion; and (ii) from the Prudent Global Income Fund a fee, paid monthly, at an annual rate of .07% of the first $200 million of Prudent Global Income Fund’s average net assets, .06% of the next $300 million of Prudent Global Income Fund’s average net assets, .05% of the next $500 million of Prudent Global Income Fund’s average net assets, and .04% of Prudent Global Income Fund’s average net assets in excess of $1 billion.  The Prudent Administrator’s minimum annual fee is $55,000 for the Prudent Bear Fund and $50,000 for the Prudent Global Income Fund.

Service Fees

The Federated Funds are party to a Shareholder Services Agreement under which they may make payments of up to 0.25% of the average daily net assets of each Federated Fund’s Class A Shares and the Federated Prudent Bear Fund’s Class C Shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts.  The Shareholder Services Agreement provides that Federated Shareholder Services Company (“FSSC”), an affiliate of the Federated Advisers, either will perform shareholder services directly or will select financial institutions to perform such services.  Financial institutions will receive fees based upon shares owned by their clients or customers.  The schedule of such fees and the basis upon which such fees will be paid is determined from time to time by the Federated Funds and FSSC.

Account Administration Fees

The Federated Funds may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Federated Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

Rule 12b-1 Fees

Federated Securities Corp. (“FSC”), an affiliate of the Federated Adviser, is the principal distributor for shares of the Federated Funds. The Federated Funds have adopted a Rule 12b-1 Distribution Plan (the “Distribution Plan”) pursuant to which the Federated Funds may pay a fee to the distributor in an amount computed at an annual rate of 0.05% of the average daily net assets of each Federated Fund’s Class A Shares and 0.75% of the average daily net assets of the Federated Prudent Bear Fund’s Class C Shares.

The Prudent Funds have adopted Service and Distribution Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Prudent Funds in connection with the distribution of their shares at an annual rate of up to 0.25% of the average daily net assets of the Prudent Funds’ No Load Shares and up to 1.00% for the Prudent Bear Fund’s Class C Shares.

Recordkeeping Fees

The Federated Funds may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Federated Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

Networking Fees

The Federated Funds may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Federated Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

Additional Payments to Financial Intermediaries

FSC may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of shares or provide services to the Federated Funds’ shareholders.  The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell shares of the Federated Funds to you.  In some cases, such payments may be made by or funded from the resources of companies affiliated with FSC (including the Federated Adviser).  These payments are not reflected in the fees and expenses listed in the fee table section of the Federated Funds’ Prospectuses and described above because they are not paid by the Federated Funds .

These payments are negotiated and may be based on such factors as the number or value of Federated Fund shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.  These payments may be in addition to payments made by the Federated Funds to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Federated Funds and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting FSC preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the FSC or the Federated Funds and any services provided.

The Prudent Funds may enter into agreements with broker-dealers, financial institutions or other service providers (“Servicing Agents”) that may include the Prudent Funds as investment alternatives in the programs they offer or administer.

PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES; DIVIDENDS AND DISTRIBUTIONS; TAX INFORMATION; FREQUENT TRADING; PORTFOLIO HOLDINGS INFORMATION

The transfer agent and dividend-disbursing agent for the Federated Funds is State Street Bank and Trust Company (“State Street Bank”).  Services provided by State Street Bank include the issuance, cancellation and transfer of the Federated Funds’ shares, and the maintenance of records regarding the ownership of such shares.

The transfer and dividend disbursing agent for the Prudent Funds is U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”). Services provided by U.S. Bancorp include: issuing and redeeming shares of the Prudent Funds; making dividend and other distributions to shareholders; responding to correspondence by shareholders and others relating to its duties; maintaining shareholder accounts, and making periodic reports to the Prudent Funds.

Reference is made to the Prospectuses of the Prudent Funds dated January 31, 2008 and the Federated Funds dated September 15, 2008 each of which is incorporated herein by reference, for a complete description of purchase, redemption and exchange procedures applicable to purchases, redemptions and exchanges of the Prudent Funds and the Federated Funds.

The following chart highlights certain purchase, redemption and exchange features of the Prudent Funds as compared to such features of the Federated Funds.

Purchase, Redemption and Exchange Features	Prudent Funds	Federated Funds Class A Shares and Class C Shares
Minimum Initial Investment Minimum Subsequent Investments Minimum Initial Investment for Retirement Plans Minimum Subsequent Investment for Retirement Plans	$2,000.00 $100.00 (by mail), $1,000 (by wire) $1,000.00 $100.00 (by mail), $1,000 (by wire)	$1,500.00 $100.00 $250.00 $100.00
Reductions and Waivers of Front-End Sales Charges	N/A
Shareholders of the Prudent Funds as of the date of the Closing will not be subject to a front-end sales load on the Class A Shares of the Federated Funds. When making purchases in a different account, shareholders of the Prudent Funds will be required to request such reduction or waiver of a front-end sales charge and may be asked to provide documentation proving that they were shareholders of the applicable Prudent Fund as of the date of Closing.

Other available reductions and waivers include:

Larger Purchases

Concurrent and Accumulated Purchases

Letter of Intent

Purchase of shares within 120 days of redeeming shares of an equal or greater amount.

As a Federated Life Member (Federated shareholders who originally were issued shares through the “Liberty Account,” which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only).
As a Trustee or Director, employee or former employee of the Federated Family of Funds, the Federated Adviser, the Federated Distributor and their affiliates, an employee of any financial intermediary that sells shares according to a sales agreement with the Federated Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals.
Pursuant to the exchange privilege.

Purchases and Waivers of Contingent Deferred Sales Charge (CDSC)	N/A
Class C Shareholders of the Prudent Bear Fund as of the date of the Closing will not be subject to the 1.00% CDSC on the Class C Shares of the Federated Prudent Bear Fund. When making purchases in a different account, shareholders of the Prudent Bear Fund will be required to request such reduction or waiver of a CDSC and may be asked to provide documentation proving that they were shareholders of the Prudent Bear Fund as of the date of Closing.

Other waivers of the CDSC include:

Following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account).
Representing minimum required distributions from an IRA or other retirement plan to a shareholder who has attained the age of 70 ½.
Purchased within 120 days of a previous redemption of shares, to the extent that the value of the shares purchased was equal to or less than the value of the previous redemption.
Purchased by Trustees, employees of the Federated Fund, the Federated Adviser, the Federated Distributor and their affiliates, by employees of a financial intermediary that sells shares according to a sales agreement with the Federated Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons.
Purchased through a financial intermediary that did not receive an advance commission on the purchase.
Purchased with reinvested dividends or capital gains.
Redeemed by the Federated Fund when it closes an account for not meeting the minimum balance requirements.

Purchased pursuant to the exchange privilege if the Federated Fund shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange).

Redemption Fees	The 1.00% redemption fee is imposed upon the redemption of Prudent Fund shares within 30 days of purchase.	None
Purchases
Through broker-dealers, financial institutions or other service providers, or directly from the Prudent Funds (by mail or wire).

Once an account is opened additional shares may be purchased through the automatic investment plan or through a depository institution that is an automatic clearing house member.

Through financial intermediaries, directly from the Federated Funds or through an exchange from another Federated fund.

By Telephone

By Wire

By Check

By Systematic Investment Program

By Automated Clearing House (ACH)

Retirement Investments

Redemptions
Through broker-dealers, financial institutions or other service providers, (“Servicing Agents”) or directly from the Prudent Funds by telephone or mailing a written request. Telephone requests must be for an amount less than or equal to $50,000.
By written request, telephone, or systematic withdrawal/exchange program
Redemptions Policies
Redemption proceeds generally sent on the business day following the calculation of the redemption price. However, the Prudent Funds may direct U.S. Bancorp Fund Services, LLC to pay proceeds on a date no later than the seventh day after the redemption request.

For those shareholders who redeem by mail, U.S. Bancorp Fund Services, LLC will mail a check in the amount of the redemption proceeds the following business day provided that it receives the redemption request in good order with all required information.

For those shareholders who redeem by telephone, U.S. Bancorp Fund Services, LLC will, provided that it receives the redemption request in good order with all required information, either mail a check to the address of record the following business day, transfer the redemption proceeds by wire to the bank account of record, or transfer the redemption proceeds by electronic funds transfer through the ACH network to the pre-determined bank account. The investor does not incur any charge when proceeds are sent via the ACH system, however credit may not be available for 2-3 days following redemption.

For shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures.

While the Prudent Fund generally pays redemption requests in cash, the Prudent Fund reserves the right to pay redemption requests “in kind.” The Prudent Fund may pay redemption requests entirely or partially with liquid securities rather than with cash. Shareholders who receive a redemption “in kind” may incur costs to dispose of such securities.

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened: an electronic transfer to your account at a financial institution that is an ACH member; or
wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Although the Federated Fund intends to pay redemptions of Federated Fund shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Federated Fund’s portfolio securities.

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days: to allow your purchase to clear; during periods of market volatility; when a shareholder’s trade activity or amount adversely impacts the Federated Fund’s ability to manage its assets; or during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Federated Fund to collect payment on the instrument used to purchase such shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Federated Fund as a result of your cancelled order.

Exchanges
No Load Shares of the Prudent Bear Fund may be exchanged for No Load Shares of the Prudent Global Income Fund and No Load Shares of the Prudent Global Income Fund may be exchanged for No Load Shares of the Prudent Bear Fund at their relative net asset values. You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

You may exchange shares of a Federated Fund into shares of the same class of another Federated fund. To do this, you must ensure that the account registrations are identical; meet any minimum initial investment requirements; and receive a prospectus for the fund into which you wish to exchange. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Federated Funds may modify or terminate the exchange privilege at any time. In addition, the Federated Funds may terminate your exchange privilege if your exchange activity is found to be excessive under the Federated Funds’ frequent trading policies.

Dividends and Distributions
The Prudent Bear Fund declares any dividends and pays them annually.

The Prudent Global Income Fund declares any dividends and pays them quarterly.

Capital gains are paid annually.

The Prudent Funds offer two distribution options: an automatic reinvestment option and an all cash option.

The Federated Prudent Bear Fund declares any dividends and pays them annually.
The Federated Prudent Global Income Fund declares any dividends and pays them quarterly.

Capital gains are paid annually.

The Federated Funds’ dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

Other Share Classes Offered by the Federated Funds

The Federated Prudent Global Income Fund also offers Class C Shares and Institutional Shares in addition to Class A Shares. The Federated Prudent Bear Fund also offers Institutional Shares in addition to Class A Shares and Class C Shares. Institutional Shares of each Federated Fund have a required minimum investment of $25,000. There is no required minimum subsequent investment amount. There is no minimum initial or subsequent amount required for employer-sponsored retirement plans. Institutional Shares may be purchased through a financial intermediary, directly from a Federated Fund or through an exchange from another Federated fund. The Federated Funds reserve the right to reject any request to purchase or exchange Shares. Institutional Shares are expected to have lower fees than Class A or Class C shares, and therefore, may be preferable for shareholders investing $25,000 or more.

Tax Information

The Federated Funds’ and the Prudent Funds’ distributions of ordinary and capital gain dividends are taxable to you whether paid in cash or reinvested in a fund. Dividends may be taxable at different rates depending on the source of dividend income.  Redemptions and exchanges of Federated Fund or Prudent Fund shares are taxable sales.  Please consult your tax adviser regarding your federal, state, and local tax liability.

Frequent Trading

Federated Funds:

Frequent or short-term trading into and out of a Federated Fund can have adverse consequences for the Federated Fund and shareholders who use the Federated Fund as a long-term investment vehicle.  Such trading in significant amounts can disrupt a Federated Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by a Federated Fund.  Investors engaged in such trading may also seek to profit by anticipating changes in a Federated Fund’s NAV in advance of the time as of which NAV is calculated.

The Federated Boards have approved policies and procedures intended to discourage excessive frequent or short-term trading of the Federated Funds’ Shares.  The Federated Funds’ fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed.  See “What Do Shares Cost?”  The Federated Funds monitor trading in Federated Fund Shares in an effort to identify disruptive trading activity.  The Federated Funds monitor trades into and out of a Federated Fund within a period of 30 days or less.  The size of Federated Fund share transactions subject to monitoring varies.  However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Federated Fund shares.  The Federated Funds may also monitor trades into and out of a Federated Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Federated Fund Shares.  Whether or not the specific monitoring limits are exceeded, a Federated Fund’s management or the Federated Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to a Federated Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Federated Fund shares.  No matter how a Federated Fund defines its limits on frequent trading of Federated Fund shares, other purchases and sales of Federated Fund shares may have adverse effects on the management of a Federated Fund’s portfolio and its performance.

The Federated Funds’ frequent trading restrictions, do not apply to purchases and sales of Federated Fund shares by other Federated funds. These funds impose the same frequent trading restrictions as the Federated Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Federated Fund shares, purchases and redemptions of Federated Fund shares by other Federated funds could adversely affect the management of a Federated Fund’s portfolio and its performance.

The Federated Funds’ objective is that their restrictions on short-term trading should apply to all shareholders that are subject to the restrictions, regardless of the number or type of accounts in which shares are held.  However, the Federated Funds anticipate that limitations on their ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

Prudent Funds:

Frequent purchases and redemptions of shares of the Prudent Funds may harm other shareholders by interfering with the efficient management of the Prudent Funds’ portfolios, increasing brokerage and administrative costs, and potentially diluting the value of fund shares. Accordingly, the Prudent Board discourages frequent purchases and redemptions of shares of the Prudent Funds by:

1)
Reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Prudent Funds believe might engage in frequent purchases and redemptions of a Prudent Fund’s shares; and

2)	Imposing a 1% redemption fee on redemptions that occur within 30 days of the share purchase.

The redemption fee does not apply to (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans; but does apply to IRAs; or (c) shares redeemed through the systematic withdrawal plan. For purposes of calculating the redemption period, the Prudent Funds use a “first-in, first-out” method, meaning the date of any redemption will be compared to the earliest purchase date. The right to reject an order applies to any order, including an order placed from an omnibus account or a retirement plan. Although the Prudent Bear Fund and the Prudent Global Income Fund have taken steps to discourage frequent purchases and redemptions of fund shares, they cannot guarantee that such trading will not occur.

Many financial intermediaries do not have the systems capability to collect or track accurately the redemption fee due from the underlying account owners. Until these systems limitations are resolved, the Prudent Funds reserve the right to waive their redemption fee for these intermediaries.

Portfolio Holdings Information

Federated Funds:

Information concerning the Federated Funds’ portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com.  A complete listing of the Federated Funds’ portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter.  Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of the Federated Funds’ top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector.

To access this information from the “Products” section of the website, click on the “Portfolio Holdings” link under “Related Information” and select the appropriate link opposite the name of the Federated Fund, or select the name of the Federated Fund, and from the Federated Fund’s page click on the “Portfolio Holdings” or “Composition” link.

You may also access portfolio information as of the end of the Federated Funds’ fiscal quarters from the “Products” section of the website.  The Federated Funds’ annual and semiannual reports, which contain complete listings of the Funds’ portfolio holdings as of the end of the Funds’ second and fourth fiscal quarters, may be accessed by selecting the “Prospectuses and Regulatory Reports” link under “Related Information” and selecting the link to the appropriate PDF.  Complete listings of the Federated Funds’ portfolio holdings as of the end of the Federated Funds’ first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Federated Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

Prudent Funds:

The Prudent Funds have entered into arrangements with certain third party service providers for services that require these groups to have access to the Prudent Funds’ portfolios on a daily basis. For example, the Prudent Funds’ administrator is responsible for maintaining the accounting records of the Prudent Funds, which includes maintaining a current portfolio of each Prudent Fund.  The Prudent Funds also undergo an annual audit which requires the Prudent Funds’ independent registered public accounting firm to review each Prudent Fund’s portfolio.  In addition to the Prudent Funds’ administrator, the Prudent Funds’ custodian also maintains an up-to-date list of each Prudent Fund’s holdings.  Each of these parties is contractually and/or ethically prohibited from sharing the Prudent Funds’ portfolios unless specifically authorized by the Prudent Funds.

The Prudent Funds may provide their entire portfolios to the following rating and ranking organizations:

U.S. Bancorp Fund Services, LLC

Morningstar, Inc.

Lipper, Inc.

Standard & Poor’s Ratings Group

Bloomberg L.P.

The Prudent Funds’ management has determined that these organizations provide investors with a valuable service and, therefore, are willing to provide them with portfolio information. The Prudent Funds may not pay these organizations or receive any compensation from them for providing this information.

The Prudent Funds may provide portfolio information to these organizations on either a monthly or quarterly basis but not until such information is at least 15 days old.

The Prudent Funds publish their portfolio holdings in their annual and semi-annual reports, which are available to anyone that visits their website (www.prudentbearfunds.com).

INFORMATION ABOUT THE REORGANIZATIONS

DESCRIPTION OF THE PLANS OF REORGANIZATION

Each Plan provides for the Reorganization to occur on the Closing Date, which is expected to be on or about December 5, 2008.  On the Closing Date all of the assets and stated liabilities of the Prudent Funds will be transferred to the corresponding Federated Fund.  In exchange for the transfer of these assets, the Federated Prudent Bear Fund will simultaneously issue to the Prudent Bear Fund a number of full and fractional Class A Shares or Class C Shares equal in value to the aggregate NAV of the No Load Shares or Class C Shares, respectively, of the Prudent Bear Fund calculated as of 4:00 p.m. on the Closing Date, and the Federated Prudent Global Income Fund will simultaneously issue to the Prudent Global Income Fund a number of full and fractional Class A Shares of the Federated Prudent Global Income Fund equal in value to the aggregate NAV of the No Load Shares of the Prudent Global Income Fund calculated as of 4:00 p.m. on the Closing Date.

Following the transfer of assets in exchange for shares of the Federated Funds, the Prudent Funds will distribute shares of the Federated Funds pro rata to its shareholders of record in complete liquidation of the Prudent Funds.  Shareholders of the Prudent Funds owning shares at the closing on the Closing Date of the Reorganization will receive the number of shares of the Federated Funds with the same aggregate value as the shareholder had in the Prudent Funds immediately before the Reorganization.  At the time of the Reorganization, the NAV of each Prudent Fund’s shares will be determined in accordance with the procedures described in the corresponding Federated Fund’s Prospectus and Statement of Additional Information and in accordance with the Federated Fund’s valuations procedures. This distribution will be accomplished by the establishment of accounts in the names of the Prudent Funds’ shareholders on the share records of the Federated Funds’ transfer agent.  The Prudent Funds will then be terminated.  The Federated Funds do not issue share certificates to shareholders.

The transfer of shareholder accounts from the Prudent Funds to the Federated Funds will occur automatically.  It is not necessary for Prudent Fund shareholders to take any action to effect the transfer.  Please do not attempt to make the transfer yourself.  If you do so, you may disrupt the management of the Funds’ portfolios.

Each Plan contains customary representations, warranties and conditions.  Each Plan provides that the consummation of the Reorganization is conditioned upon, among other things:  (i) approval of the Reorganization by the applicable Prudent Fund’s shareholders; and (ii) the receipt of an opinion to the effect that the Reorganization will be tax-free to the Prudent Fund, their shareholders and the Federated Fund.  Each Plan may be terminated if, before the Closing Date, any of the required conditions has not been met, the representations and warranties are not true or the Prudent Board determines that the Reorganization is not in the best interest of the Prudent Fund shareholders or the Federated Board determines that the Reorganization is not in the best interest of the Federated Fund.

The foregoing brief summary of each Plan is qualified in its entirety by the terms and provisions of the Plan, a form of which is attached hereto as Exhibit A and incorporated herein by reference.

Background and Directors’ Considerations Relating to the Proposed Reorganizations

The Reorganizations were first discussed with the Prudent Board in June, 2008. The Prudent Board was assisted in its deliberations by counsel. The Prudent Board met on July 16, 2008 to consider the information and to receive a presentation from senior executives of Federated.  After the July 16, 2008 meeting, after considering all information presented, the Prudent Board, including the Independent Directors, approved each Reorganization and determined to recommend that each Reorganization be approved by shareholders.

In determining to recommend that the shareholders of each Prudent Fund approve the Reorganization applicable to their Fund, the Prudent Board considered, among others, the factors described below:

•
The larger sales force of the Federated Funds provides a significantly broader distribution capacity for the Prudent Funds, resulting in the potential for larger more viable funds with lower expense ratios.

•	Certain members of the portfolio management teams of each Prudent Fund will become employees of the Federated Adviser resulting in a continuity of portfolio management.

•
The Federated Adviser is larger and has more resources than the Prudent Adviser. Accordingly, the Federated Adviser will be able to provide more services to the Federated Funds that are successors to the Prudent Funds and to their shareholders on matters such as portfolio management, legal and compliance services, back office support and shareholder servicing.

•	Current shareholders of the Prudent Funds will have expanded exchange privileges as shareholders of the Federated Funds.

•	The Reorganizations will be tax free reorganizations.

Based upon all the foregoing considerations, the Prudent Board concluded with respect to each proposed Reorganization that: the Reorganization is in the best interests of the applicable Prudent Fund.  Accordingly, the Prudent Board, including the Independent Directors, recommend that shareholders of the Prudent Funds approve the Plan and the Reorganization as contemplated thereby for their Prudent Fund.

COSTS OF REORGANIZATIONS

The Federated Adviser or its affiliates or the Prudent Adviser or its affiliates have undertaken to pay the following expenses associated with the Reorganization: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees; (f) solicitation costs; and (g) other related administrative or operational costs. Any registration or licensing fee will be borne by the Federated Fund incurring such fee. Any brokerage charges associated with the disposition by a Federated Fund, after the Reorganization, of securities acquired by it from a Prudent Fund, will be borne by the Federated Fund.

DESCRIPTION OF THE PRUDENT FUNDS AND THE FEDERATED FUNDS CAPITALIZATION

Description of the Federated Funds’ Class A Shares and Class C Shares and Capitalization

Class A Shares and Class C Shares of the Federated Prudent Bear Fund to be issued to No Load and Class C shareholders of Prudent Bear Fund, respectively, and Class A Shares of Federated Prudent Global Income Fund to be issued to No Load shareholders of Prudent Global Income Fund, will be issued to shareholders under the Plan and will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights.  Reference is hereby made to the Prospectus of the Federated Funds provided herewith for additional information about the Class A Shares and Class C Shares of the Federated Funds.

The following table sets forth the unaudited capitalization of Prudent Bear Fund No Load and Class C Shares into Federated Prudent Bear Fund’s Class A and Class C Shares, respectively, as of July 28, 2008:

Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Prudent Bear Fund – No Load Shares	$1,117,090,725	166,412,546	$6.71
Adjustments	-	-	-
Federated Prudent Bear Fund – Class A Shares	-	-	-
Federated Prudent Bear Fund, Pro Forma Combined – Class A Shares	$1,117,090,725	166,412,546	$6.71

Prudent Bear Fund – Class C Shares	$71,835,630	11,168,842	$6.43
Adjustments	-	-	-
Federated Prudent Bear Fund – Class C Shares	-	-	-
Federated Prudent Bear Fund, Pro Forma Combined – Class C Shares	$71,835,630	11,168,842	$6.43

The following table sets forth the unaudited capitalization of Prudent Global Income Fund Shares into Federated Prudent Global Income Fund’s Class A Shares as of July 28, 2008:

	Prudent Global Income Fund	Federated Prudent Global Income Fund– Class A Shares	Adjustments	Federated Prudent Global Income Fund – Class A Shares Pro Forma Combined
Net Assets	$552,353,524	$0	___	$552,353,524
Net Asset Value Per Share	$13.30	$0	___	$13.30
Shares Outstanding	41,534,930	0	___	41,534,930

FEDERAL INCOME TAX CONSEQUENCES

As a condition to each Reorganization, the applicable Federated Fund and the corresponding Prudent Fund will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

•
the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a) of the Code, and the Federated Fund and Prudent Fund each will be a “party to a reorganization” within the meaning of section 368(b) of the Code;

•	no gain or loss will be recognized by the Federated Fund upon its receipt of the Prudent Fund’s assets in exchange for shares of the Federated Fund;

•
no gain or loss will be recognized by the Prudent Fund upon transfer of its assets to the Federated Fund  in exchange for shares of the Federated Fund or upon the distribution of the shares of the Federated Fund to the Prudent Fund’s shareholders in exchange for their shares of the Prudent Fund;

•	no gain or loss will be recognized by shareholders of the Prudent Fund upon exchange of their shares of the Prudent Fund for shares of the Federated Fund;

•
the aggregate tax basis of the shares of the Federated Fund received by each shareholder of the Prudent Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Prudent Fund held by such shareholder immediately prior to the Reorganization;

•
the holding period of the Federated Fund shares received by each shareholder of the Prudent Fund pursuant to the Plan will include the period during which shares of the Prudent Fund exchanged therefore were held by such shareholder, provided the shares of the Prudent  Funds were held as capital assets on the date of the Reorganization;

•	the tax basis of the assets of the Prudent Fund acquired by the Federated Fund will be the same as the tax basis of such assets to the Prudent Fund immediately prior to the Reorganization; and

•	the holding period of the Prudent Fund’s assets in the hands of the Federated Fund will include the period during which those assets were held by the Prudent Fund.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Federated Fund, the Prudent Fund or the Prudent Fund’s shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Shareholders of the Prudent Funds should consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances.  Because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganizations.

Agreement Between the Prudent Adviser and Federated

Federated entered into an agreement with the Prudent Adviser dated July 14, 2008 (“Purchase Agreement”). The Purchase Agreement provides that the Prudent Adviser will sell to Federated certain assets relating to the Prudent Adviser’s business of providing investment advisory and investment management services to the Prudent Funds.  Consummation of the Purchase Agreement, sale of such assets, and certain other obligations of the parties, is contingent upon approval of the Reorganizations by shareholders of the Prudent Funds, among other things. Assuming shareholder approval is obtained, and the other conditions in the Purchase Agreement and the Plan of Reorganization are met, shareholders of the Prudent Funds will become shareholders of the applicable Federated Fund. If this occurs, the Prudent Adviser is expected to receive an initial purchase payment of $43 million. Future additional contingent payments totaling up to $99.5 million could be paid over the next four years based on asset growth and fund performance.

Under the Purchase Agreement, Federated has agreed, for the minimum time periods specified in Section 15(f) of the 1940 Act and subject to compliance with its fiduciary duties, to use commercially reasonable efforts to cause the Federated Board to take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (i) at least 75% of each Federated Board are not “interested persons” (as that term is defined in the 1940 Act) of the Federated Adviser or the Prudent Adviser; (ii) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) is imposed as a result of each Reorganization; and (iii) each vacancy on the Federated Board is filled by a person who is not an interested person of the Federated Funds’ investment adviser so as to comply with Section 15(f) of the 1940 Act and has been selected and proposed for election by a majority of the Board who are not interested persons. Federated may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f)(1)(A) of the 1940 Act, in form and substance reasonably acceptable to the Prudent Adviser.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

General
The Federated Funds and the Prudent Funds are open-end, diversified series of management investment companies registered under the 1940 Act, which continuously offer to sell shares. The Federated Prudent Bear Fund is a series of a Federated Equity Funds, and the Federated Prudent Global Income Fund is a series of Federated Income Securities Trust (each a “Federated Trust” and collectively, the “Federated Trusts”), each separate business trusts formed pursuant to a Declaration of Trust under the laws of the Commonwealth of Massachusetts. Prudent Bear Fund and Prudent Global Income Fund are both series of Prudent Bear Funds, Inc., a Maryland corporation (the “Corporation”). The Federated Funds and the Prudent Funds are governed by their respective Declarations of Trust or Articles of Incorporation, Bylaws and Boards of Trustees or Directors, in addition to applicable state and federal law. The rights of shareholders of the Federated Funds and shareholders of the Prudent Funds are set forth in their respective Declarations of Trust or Articles of Incorporation and Bylaws. Set forth below is a brief summary of the significant rights of shareholders of the Federated Funds and of shareholders of the Prudent Funds.

Shares of the Federated Funds and the Prudent Funds
The Federated Funds are authorized to issue an unlimited number of shares of beneficial interest, without a par value. The Board of Federated Equity Funds has established three classes of shares of the Federated Prudent Bear Fund, known as Class A Shares, Class C Shares and Institutional Shares. The Board of Federated Income Securities Trust has established three classes of shares of the Federated Prudent Global Income Fund, known as Class A Shares, Class C Shares and Institutional Shares. The Prudent Board is authorized to issue 1,000,000,000 shares, with a par value of $0.0001 per share. The Prudent Board has established two classes of shares of Prudent Bear Fund, Class C Shares and No Load Shares, and one class of shares of Prudent Global Income Fund, No Load Shares.

Voting Rights
Neither the Federated Funds nor the Prudent Funds are required to hold annual meetings of shareholders, except as required under the 1940 Act or by state law. Shareholder approval is generally necessary only for certain changes in operations or the election of trustees under certain circumstances. The Federated Funds and the Prudent Funds provide that a meeting of shareholders may be called for any permissible purpose upon the written request of the shareholders of at least 10% of the outstanding shares of the series or class of either the Federated Equity Funds, Federated Income Securities Trust or Prudent Bear Funds, Inc., as the case may be, entitled to vote. Each share of the Federated Funds and the Prudent Funds give the shareholder one vote in trustee elections and other matters submitted to shareholders for vote, and each fractional share shall be entitled to a proportionate fractional vote. All shares of each portfolio or class in the Federated Funds and Prudent Funds have equal voting rights with other portfolios or classes within the business trust or corporation of which they are a series, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

Trustees of the Federated Funds
•
The Declaration of Trust of Federated Equity Funds and the Declaration of Trust of Federated Income Securities Trust provide that the term of office of each Trustee shall be for the lifetime of Federated Equity Funds or Federated Income Securities Trust, or the earlier of his or her death, resignation, retirement, removal or mental or physical incapacity.

•
A Trustee of Federated Equity Funds or Federated Income Securities Trust may also be removed by: (i) written instrument signed by at least two-thirds of the Federated Trustees, (ii) a majority vote of the Federated Trustees if the Federated Trustee has become mentally or physically incapacitated, or (iii) a vote of two-thirds of the outstanding shares at any special meeting of shareholders.

•
A vacancy on the Board of the Federated Equity Funds or Federated Income Securities Trust may be filled by the Federated Trustees remaining in office. A meeting of shareholders of Federated Equity Funds or Federated Income Securities Trust will be required for the purpose of electing additional Federated Trustees whenever fewer than a majority of the Federated Trustees then in office were elected by shareholders.

Directors of the Prudent Funds
•
The Articles of Incorporation of Prudent Bear Funds, Inc. provide that the initial number of Directors shall be five and that thereafter, the number of Directors shall be such number as is fixed from time to time by the Bylaws.

•
A Director of the Prudent Bear Funds, Inc. may be removed at any meeting of Shareholders at which a quorum is present, by a majority of votes entitled to be cast and a successor Director may be elected to fill any vacancy for the unexpired term of a removed Director. A meeting of Shareholders for the purpose of electing or removing one or more Prudent Directors may be called by the Secretary of the Corporation upon the written request of shareholders entitled to not less than ten percent of all votes entitled to be cast at such meeting.

•
A vacancy on the Board of the Prudent Bear Funds, Inc. may be filled if immediately after filling such vacancy at least two-thirds of the Directors have been elected to such office at an annual or special meeting of Shareholders in the following manner: (i) for a vacancy occurring other than by reason of increase or decrease in directors, by a majority of the remaining Board, although such majority is less than a quorum and (ii) for a vacancy occurring by reason of an increase in the number of directors, by action of the majority of the entire Board. A Director elected by the Board to fill a vacancy shall be elected to hold office until the next annual meeting of Shareholders or until his successor is elected and qualifies. If by reason of death, disqualification or resignation of any Director, more than 60% of the members of the Board are interested persons of the Corporation, such vacancy shall be filled within 30 days if it may be filled by the Board, or within 60 days if a vote of Shareholders is required to fill such vacancy. If at any time less than a majority of the Directors were elected by Shareholders, the Board shall cause to be held within 60 days, a meeting of Shareholders for the purpose of electing Directors to fill vacancies on the Board.

Liability of Trustees of the Federated Funds
Under the Declarations of Trusts of the Federated Equity Funds and Federated Income Securities Trust, a Federated Trustee or officer will be personally liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Bylaws for the Federated Equity Funds and Federated Income Securities Trust further provide that Federated Trustees and officers will be indemnified by Federated Equity Funds or Federated Income Securities Trust, as the case may be, to the fullest extent permitted by law against liability and against all expenses of litigation unless the person’s conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of the person’s duties.

Liability of Directors of the Prudent Funds
The Bylaws for the Prudent Bear Funds, Inc. provide that corporate representatives will be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses of litigation unless the person’s conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of the person’s duties or when indemnification is otherwise not permitted by the Maryland General Corporation Law.

Shareholder Liability – Federated Funds
Under the Federated Equity Funds and Federated Income Securities Declaration of Trusts, no shareholder or former shareholder of the Federated Trust or any Series or Class shall be liable solely by reason of his being or having been a shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against or with respect to the Federated Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Federated Trust or such Series or Class, and the Federated Trust or such Series or Class shall be solely liable therefore and resort shall be had solely to the property of the relevant Series or Class of the Federated Trust for the payment or performance thereof. Each shareholder or former shareholder of the Federated Trust or any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the indemnification provisions of the Declaration of Trust, such shareholder or former shareholder of the Federated Trust or such Series or Class shall be held to be personally liable. Such indemnification shall come exclusively from the assets of the Federated Trust or relevant Series or Class. The Federated Trust shall, upon request by a shareholder or former shareholder, assume the defense of any claim made against any shareholder for any act or obligation of the Federated Trust or any Series or Class and satisfy any judgment thereon.

Shareholder Liability – Prudent Funds
Under Maryland corporate law no personal liability passes through to shareholders of the fund.  Under Maryland corporate law, there is generally no shareholder liability for acts or obligations of the corporation.

Termination
In the event of the termination of Federated Equity Funds or Federated Income Securities Trust or any portfolio or class of the Federated Equity Funds or Federated Income Securities Trust, the shareholders of the respective portfolio or class are entitled to receive, when and as declared by the Federated Trustees, the excess of the assets belonging to the respective portfolio or class over the liabilities belonging to the respective portfolio or class. In either case, the assets belonging to the portfolio or class will be distributed among the shareholders in proportion to the number of shares of the respective portfolio or class held by them.

Upon liquidation or dissolution of the Prudent Bear Funds, Inc., shareholders of a class of the Corporation’s common stock shall be entitled to receive, as a class, out of the assets of the Corporation available for distribution to shareholders, other than general assets not belonging to any particular class, the assets belonging to such class, and the assets so distributable to the holders of any class of the Corporation’s common stock shall be distributed among such holders in proportion to the number of shares of such class of the Corporation’s common stock held by them and recorded on the books of the Corporation. If there are general assets not belonging to any particular class of the Corporation’s common stock and available for distribution, such distribution shall be made to the holders of all classes of the Corporation’s common stock in proportion to the net asset value of the respective class of the Corporation’s common stock determined as set forth in the Bylaws of the Corporation.

INFORMATION ABOUT THE PRUDENT FUNDS AND THE FEDERATED FUNDS

WHERE TO FIND ADDITIONAL INFORMATION

Information about the Prudent Funds is included in their Prospectus and Statement of Additional Information dated January 31, 2008 each of which is incorporated herein by reference.

Information about each of the Federated Funds is included in its respective Prospectus dated September 15, 2008, a copy of which accompanies this Prospectus/Proxy Statement and is incorporated herein by reference, and in their Statement of Additional Information dated September 15, 2008, which is incorporated herein by reference.  Copies of the Statement of Additional Information of the Federated Funds, the Prospectus and Statement of Additional Information of Prudent Funds and the Statement of Additional Information relating to this Prospectus/Proxy Statement dated September __, 2008, all of which have been filed with the SEC, and may be obtained without charge by contacting either the Corporation or the Federated Trusts at 1-800-341-7400 or by writing to Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000.  The Prospectuses and Statements of Additional Information of the Prudent Funds and the Federated Funds are also available electronically at either Prudent’s website at prudentbearfunds.com or Federated’s website at FederatedInvestors.com.

The Corporation and the Federated Trusts, on behalf of the Prudent Funds and Federated Funds, are subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith files reports and other information with the SEC.  Reports, proxy and information statements, and other information filed by the Corporation and Federated Trusts, on behalf of the Prudent Funds and Federated Funds, can be obtained by calling or writing the Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington DC 20549.  Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC’s website (www.sec.gov).

LEGAL PROCEEDINGS

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund’s directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated’s website at FederatedInvestors.com.

Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Federated funds retained the law firm of Dickstein Shapiro LLP to represent the Federated funds in each of the lawsuits described in the preceding two paragraphs. Federated and the Federated funds, and their respective counsel, have been defending this litigation, and none of the Federated funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated fund redemptions, reduced sales of Federated fund shares, or other adverse consequences for the Federated funds.

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

Proxies are being solicited by the Prudent Board, on behalf of the Prudent Funds.  The proxies will be voted at the special meeting of shareholders of the Prudent Funds to be held on December 3, 2008 at 8140 Walnut Hill Lane, Suite 300, Dallas, Texas 75231 at 2:00 p.m. (Eastern time) (such special meeting and any adjournment or postponement thereof are referred to as the “Special Meeting”).

The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Federated Adviser or its affiliates and/or the Prudent Adviser.  Broadridge has been retained to assist in the solicitation of the proxies and will receive approximately $375,000 for its services. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of the Prudent Adviser or its affiliates, the Federated Adviser or its affiliates, or, if necessary, a communications firm retained for this purpose.  Such solicitations may be by telephone, through the Internet or otherwise.  Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder’s instructions, and confirming to the shareholder after the fact.  The Federated Adviser or Prudent Adviser may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

The purpose of the Special Meeting is set forth in the accompanying Notice.  The Prudent Board knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting.  Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about September 25, 20008, to shareholders of record at the close of business on September 17, 2008 (the “Record Date”).

If shareholders of a Prudent Fund fail to approve a Reorganization, such Prudent Fund will not be reorganized and the Prudent Board will consider other alternatives for the Prudent Fund. The Reorganization of one Prudent Fund is not contingent upon the Reorganization of the other Prudent Fund.

The Prudent Funds’ Annual Report, which includes audited financial statements for their fiscal year ended September 30, 2007, was previously mailed to shareholders of the Prudent Funds.  The Prudent Funds will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of their Annual Report.  Requests for Annual Reports for the Prudent Funds may be made by writing to the Corporation’s principal executive offices or by calling the Corporation.  The principal executive office for the Prudent Funds is located at 615 East Michigan Street, P.O. Box 701, Milwaukee, Wisconsin 53201 and the Corporation’s toll-free telephone number is 1-800-711-1848.  The principal executive office of the Federated Funds is located at 5800 Corporate Drive, Pittsburgh, PA  15237-7000, and the Federated Trusts’ toll-free telephone number is 1-800-341-7400.  These reports are also available electronically at Prudent’s website at prudentbearfunds.com or Federated’s website at FederatedInvestors.com.

PROXIES, QUORUM AND VOTING AT THE SPECIAL MEETING

Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting.  Each share of the Prudent Funds is entitled to one vote.  Fractional shares are entitled to proportionate shares of one vote.

A shareholder may vote the shares owned of record either in person or by proxy. No proxy shall be valid 11 months from its date unless otherwise provided in the proxy. Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of Prudent Funds.  In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person.  All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies.  If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the Plan of Reorganization.

In order to hold the Special Meeting, a “quorum” of shareholders of the Prudent Funds must be present. Holders of a majority of the total number of outstanding shares of the Prudent Funds, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal.

Shareholder approval with respect to the proposals requires the affirmative vote of “a majority of the outstanding voting securities” as defined in the 1940 Act. This vote requires the lesser of (A) 67% or more of the voting securities of the Prudent Fund present at the meeting, if the shareholders of more than 50% of the outstanding voting securities of the Prudent Fund are present or represented by proxy; or (B) more than 50% of the outstanding voting securities of the Prudent Fund.

For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted.  For this reason, abstentions and broker non-votes will have the effect of a “no” vote for purposes of obtaining the requisite approval of the proposal.

If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date.  In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal.  All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned.  The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote.  A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

SHARE OWNERSHIP OF THE FUNDS

As of the _____, the Prudent Funds had the following numbers of outstanding shares of beneficial interest:

Name of Fund	Outstanding Shares
Prudent Bear Fund Class C Shares
Prudent Bear Fund No Load Shares
Prudent Global Income Fund No Load Shares

Each share is entitled to one vote and fractional shares have proportionate voting rights.

Officers and Directors of the Prudent Corporation own _______ of the Prudent Fund’s outstanding shares.

At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Class C Shares of the Prudent Bear Fund:

At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of No Load Shares of the Prudent Bear Fund:

At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of No Load Shares of the Prudent Global Income Fund:

Officers and Trustees of Federated Equity Funds own less than 1% of each class of the Federated Prudent Bear Fund’s outstanding shares.

Officers and Trustees of Federated Income Securities Trust own less than 1% of each class of the Federated Prudent Global Income Fund.

Since the Federated Funds are a newly formed series, at the close of business on the Record Date, no persons owned, to the knowledge of management, 5% or more of the outstanding shares of Class A Shares or Class C  Shares of the Federated Funds:

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Interests of Certain Persons

The Federated Prudent Global Income Fund and the Federated Prudent Bear Fund are managed by the Federated Adviser, Federated Equity Management Company of Pennsylvania.  The Federated Adviser is a subsidiary of Federated Investors, Inc.  All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.  John F. Donahue and J. Christopher Donahue currently serve as trustees of the Federated Trusts.

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

The Prudent Funds are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to the Prudent Funds, 615 East Michigan Street, P.O. Box 701, Milwaukee, Wisconsin, so that they are received within a reasonable time before any such meeting.

No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Prudent Funds.

SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

By Order of the Board of Directors,

Gregg Jahnke
Secretary
September __, 2008

EXHIBIT A-1

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION, dated as of ______, 2008, (the “Agreement”) is made between Prudent Bear Funds, Inc., a Maryland corporation (“Corporation”), with its principal place of business at _______________, with respect to its portfolio, Prudent Bear Fund (the “Reorganizing Fund”), and Federated Equity Funds, a Massachusetts business trust (the “Federated Trust”), with its principal place of business located at 5800 Corporate Drive, Pittsburgh, PA 15237-7000, on behalf of its newly-organized portfolio, Federated Prudent Bear Fund (the “Surviving Fund”).

RECITALS

WHEREAS, the parties desire to enter into a plan of exchange which would constitute a reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder.  The reorganization will consist of: (i) the transfer of all of the assets of the Reorganizing Fund (subject to the stated liabilities of the Reorganizing Fund accrued and reflected in the books and records and net asset value of the Reorganizing Fund (“Stated Liabilities”)) in exchange for the full and fractional shares of beneficial interest, no par value per share, of the Surviving Fund (“Surviving Fund Shares”), and (ii) the distribution of the Surviving Fund Shares to the holders of the No Load Shares and the Class C Shares of the Reorganizing Fund, which are full and fractional shares of beneficial interest of the Reorganizing Fund (the “Reorganizing Fund Shares”), and the liquidation of the Reorganizing Fund as provided herein, all upon the terms and conditions set forth in this Agreement;

WHEREAS, each of the Reorganizing Fund and the Surviving Fund is a separate series of the Corporation and the Federated Trust, respectively, and the Corporation and the Federated Trust are open-end, registered management investment companies and the Reorganizing Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

WHEREAS, the Surviving Fund and the Reorganizing Fund, respectively, are authorized to issue their shares of beneficial interest and common stock; and

WHEREAS, the Board of Directors of the Corporation and the Board of Trustees of the Federated Trust have determined that it is in the best interests of the Corporation and the Federated Trust, respectively, that the assets of the Reorganizing Fund (subject to the Stated Liabilities of the Reorganizing Fund) be acquired by the Surviving Fund pursuant to this Agreement.

AGREEMENT

NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto agree as follows:

1.           Plan of Exchange.

(a)           Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein:

(i)           The Reorganizing Fund shall assign, transfer and convey its assets, including all securities, cash, commodities, interests in futures and dividends or interest receivable, owned by the Reorganizing Fund and any deferred or prepaid expenses shown as an asset on the books of the Reorganizing Fund on the Exchange Date (as hereinafter defined below) (subject to the Stated Liabilities of the Reorganizing Fund which shall be assumed by the Surviving Fund), to the Surviving Fund; and

(ii)           The Surviving Fund shall acquire all of the assets of the Reorganizing Fund (subject as aforesaid to the Stated Liabilities of the Reorganizing Fund) in exchange for the Surviving Fund Shares to be issued by the Federated Trust, having an aggregate number equal to the number of Reorganizing Fund Shares then outstanding, and having an aggregate net asset value equal to the total net assets of the Reorganizing Fund.  The number of Class A Surviving Fund Shares issued shall be equal to the number of No Load Reorganizing Fund Shares then outstanding, and the number of Class C Surviving Fund Shares issued shall be equal to the number of Class C Reorganizing Fund Shares then outstanding.

(b)           The value of the assets of the Reorganizing Fund and the net asset value per share of the Surviving Fund Shares shall be computed as of the close of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on the Exchange Date (as hereinafter defined) (such time and date being hereinafter called the “Valuation Time”) in accordance with the procedures for determining the value of the Surviving Fund's assets set forth in the Surviving Fund's organizational documents and the then-current prospectus and statement of additional information for the Surviving Fund that forms a part of the Surviving Fund's Registration Statement on Form N-1A as amended and adopted by the Surviving Fund (the “Registration Statement”).  All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Reorganizing Fund and the Surviving Fund.

(c)           The Surviving Fund will not issue certificates representing Surviving Fund Shares in connection with the Reorganization.  In lieu of delivering certificates for the Surviving Fund Shares, the Federated Trust shall credit the Surviving Fund Shares to the Reorganizing Fund's account on the share record books of the Federated Trust and shall deliver a confirmation thereof to the Reorganizing Fund.  The Federated Trust shall then deliver written instructions to the Federated Trust's transfer agent to establish accounts for the shareholders on the share record books relating to the Surviving Fund.  Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund’s transfer agent.

(d)           When the Surviving Fund Shares are distributed pursuant to Sections 1(a)-(c), all outstanding Reorganizing Fund Shares, including any represented by certificates, shall be canceled on the Reorganizing Fund's share transfer books.  No redemption or repurchase of Surviving Fund Shares credited to a shareholder's account in respect of Reorganizing Fund Shares represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to the Federated Trust for cancellation or, if such certificates are lost or misplaced, lost certificate affidavits and/or such other documentation that is satisfactory to the Federated Trust or its transfer agent have been executed and delivered thereto.

(e)           Delivery of the assets of the Reorganizing Fund to be transferred shall be made on the Exchange Date (as hereinafter defined).  Assets transferred shall be delivered to State Street Bank and Trust Company, the Federated Trust's custodian (the “Custodian”), for the account of the Federated Trust and the Surviving Fund with all securities not in bearer or book entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Federated Trust and the Surviving Fund free and clear of all liens, encumbrances, rights, restrictions and claims.  All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Federated Trust and the Surviving Fund.

(f)           The Reorganizing Fund will pay or cause to be paid to the Federated Trust any interest received on or after the Exchange Date with respect to assets transferred from the Reorganizing Fund to the Surviving Fund hereunder and to the Federated Trust and any distributions, rights or other assets received by the Reorganizing Fund after the Exchange Date as distributions on or with respect to the securities transferred from the Reorganizing Fund to the Surviving Fund hereunder.  All such assets shall be deemed included in assets transferred to the Surviving Fund on the Exchange Date and shall not be separately valued.

(g)           The transactions contemplated by this Agreement shall be consummated (the “Closing”) on the Exchange Date.  The Exchange Date shall be____________, 2008, or such earlier or later date as may be mutually agreed upon by the parties.  All acts taking place in connection with the Closing shall be deemed to take place at 4:00 p.m., Eastern Time, on the Exchange Date unless otherwise provided herein.  The Closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as may be mutually agreed upon by the parties.

(h)           On or as soon as practicable after the Exchange Date:

(i)           The Reorganizing Fund shall distribute in complete liquidation of the Reorganizing Fund all of the Surviving Fund Shares received by the Reorganizing Fund among the shareholders of the Reorganizing Fund Shares determined as of the close of business on the Exchange Date (the “Reorganizing Fund Shareholders”) in numbers equal to the number of Reorganizing Fund Shares that each such Reorganizing Fund Shareholder holds in the Reorganizing Fund; and

(ii)           The Reorganizing Fund shall take all other steps necessary to effect its dissolution and termination.

The Reorganizing Fund shall be terminated promptly following the Exchange Date and the making of all distributions as contemplated in this Section 1.  After the Exchange Date, the Reorganizing Fund shall not conduct any business except in connection with its dissolution and termination.

(i)           Any transfer taxes payable upon the issuance of Surviving Fund Shares in a name other than the registered holder of the Surviving Fund Shares on the books of the Federated Trust and Surviving Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Surviving Fund Shares are to be issued and transferred.

(j)           Any reporting responsibility of the Corporation or the Reorganizing Fund is and shall remain the responsibility of the Corporation or the Reorganizing Fund.

(k)           The Corporation and the Reorganizing Fund have provided the Federated Trust and the Surviving Fund with the Reorganizing Fund’s most recent audited financial statements, which contain a list of all of the Reorganizing Fund’s assets and liabilities as of the date of such statements.  The Corporation, on behalf of the Reorganizing Fund, hereby represents that as of the date of the execution of this Agreement, there have been no changes in the Reorganizing Fund’s financial position as reflected in such financial statements other than those occurring in the ordinary course in connection with the purchase and sale of securities, the issuance and redemption of Reorganizing Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.

(l)           All books and records of the Reorganizing Fund, including all books and records required by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “1940 Act”), shall be available to the Federated Trust and Surviving Fund from and after the Exchange Date and shall be turned over to the Federated Trust and Surviving Fund on or as soon as practicable following the Exchange Date.

(m)           In the event that on the scheduled Exchange Date, either (i) the NYSE or another primary exchange on which the portfolio securities of the Reorganizing Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted, or (ii) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Reorganizing Fund is impracticable, the Exchange Date shall be postponed until the next Friday (which is a business day and which is not the last Friday of the month) when trading is fully resumed and reporting is restored.

(n)           Shareholders of the Reorganizing Fund as of the Exchange Date shall not be subject to any front-end or contingent deferred sales load of the Surviving Fund on shares received on the Exchange Date or on future purchases of the same class of shares of the Surviving Fund as those received on the Exchange Date.

2.           The Corporation’s Representations and Warranties.  The Corporation, on behalf of the Reorganizing Fund, represents and warrants to and agrees with the Federated Trust on behalf of the Surviving Fund as follows:

(a)           The Corporation is a Maryland corporation duly organized, validly existing and in good standing under the laws of the State of Maryland; the Reorganizing Fund is a duly organized portfolio of the Corporation; and each of the Corporation and Reorganizing Fund has the power to own all of its properties and assets and, subject to the approval of the Reorganizing Fund Shareholders as contemplated hereby, to carry out this Agreement.

(b)           This Agreement has been duly authorized, executed and delivered by and is valid and binding on the Corporation, enforceable against the Corporation in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity.

(c)           The Corporation is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

(d)           The current prospectus and statement of additional information of the Reorganizing Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, and the rules and regulations thereunder (the “1933 Act”), and the 1940 Act, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which there were made, not misleading.

(e)           Neither the Corporation nor the Reorganizing Fund is in, and the execution, delivery and performance of this Agreement and the consummation of the transactions contemplated by this Agreement (subject to Reorganizing Fund Shareholder approval) does not constitute and will not result in a, violation of any provision of the Corporation’s Articles of Incorporation or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking or arrangement to which the Corporation or the Reorganizing Fund is a party or by which the Corporation or the Reorganizing Fund is bound.

(f)           Except as otherwise disclosed in writing to and accepted by the Surviving Fund, no litigation, administrative proceeding, investigation or other proceeding of or before any court or governmental body is presently pending or, to the Corporation’s or Reorganizing Fund’s knowledge, threatened against the Corporation or the Reorganizing Fund, or any of the Corporation’s or Reorganizing Fund’s properties or assets.  The Corporation or Reorganizing Fund know of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the Corporation’s or the Reorganizing Fund’s business or the Corporation’s or the Reorganizing Fund’s ability to consummate the transactions contemplated herein.

(g)           Except as shown on the audited financial statements of the Reorganizing Fund dated September 30, 2007, and as incurred in the ordinary course of the Reorganizing Fund's business since then, the Reorganizing Fund has no liabilities of a material amount, contingent or otherwise.  The audited financial statements of the Reorganizing Fund as of September 30, 2007, and for the fiscal year then ended, have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Federated Trust and the Surviving Fund) fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.

(h)           The unaudited financial statements of the Reorganizing Fund as of March 31, 2008, and for the six months then ended (copies of which have been furnished to the Federated Trust and the Surviving Fund), have been prepared in accordance with generally acceptable accounting principles, and  fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.

(i)           Since the date of the audited financial statements referred to in Section 2(g) above, there have been no material adverse changes in the Reorganizing Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Reorganizing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund.  For the purposes of this Section 2(i), a decline in the net asset value of the Reorganizing Fund shall not constitute a material adverse change.

(j)           On the Exchange Date, the Reorganizing Fund will have full right, power and authority to sell, assign, transfer and deliver the Reorganizing Fund's assets to be transferred by it hereunder.

(k)           At the Exchange Date, all Federal and other tax returns and reports of the Reorganizing Fund required by law then to be filed shall have been filed, and all Federal and other taxes shall have been paid so far as due or provision shall have been made for the payment thereof, and to the best of the Reorganizing Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l)           As of the date hereof, except as previously disclosed to the Surviving Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Reorganizing Fund’s knowledge, there have been no material miscalculations of the net asset value of the Reorganizing Fund or the net asset value per share during the twelve-month period preceding the date hereof and preceding the Exchange Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(m)           The minute books and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Reorganizing Fund and of the Reorganizing Fund, the Reorganizing Fund’s Board of Directors and committees of the Reorganizing Fund’s Board of Directors. The stock transfer ledgers and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement, and as existing on the Exchange Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Exchange Date, as applicable, in the shares of the Reorganizing Fund.

(n)           The Reorganizing Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of the 1940 Act.

(o)           All issued and outstanding shares of the Reorganizing Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Reorganizing Fund.  All of the issued and outstanding shares of the Reorganizing Fund will, at the time of the Exchange Date, be held by the persons and in the amounts set forth in the records of the Reorganizing Fund’s transfer agent.  The Reorganizing Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Reorganizing Fund Shares, and has no outstanding securities convertible into any of the Reorganizing Fund Shares.

(p)           At the Valuation Time, the Reorganizing Fund will have good and marketable title to the Reorganizing Fund’s assets to be transferred to the Surviving Fund pursuant to Section 1, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the State of Maryland or The Commonwealth of Massachusetts, the Surviving Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act.

(q)           The information to be furnished by the Corporation or the Reorganizing Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(r)           From the effective date of the proxy/registration statement to be filed in connection with the transactions contemplated herein (“Registration Statement”), through the time of the meeting of the Reorganizing Fund Shareholders and on the Exchange Date, any written information furnished by the Corporation or the Reorganizing Fund for use in any proxy materials, or any other materials provided in connection with the transactions contemplated herein, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(s)           The Reorganizing Fund has qualified and elected to be treated as a “regulated investment company” under the Code (a “RIC”), as of and since its first taxable year; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

(t)           No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Maryland law for the execution of this Agreement by the Corporation, for itself and on behalf of the Reorganizing Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Exchange Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the Reorganizing Fund Shareholders in accordance with applicable law.

3.           The Federated Trust's Representations and Warranties.  The Federated Trust, on behalf of the Surviving Fund, represents and warrants to and agrees with the Corporation, on behalf of the Reorganizing Fund, as follows:

(a)           The Federated Trust is a Massachusetts business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts; the Surviving Fund is a duly organized portfolio of the Federated Trust; and each of the Federated Trust and Surviving Fund has the power to carry on its business as it is now being conducted and to carry out this Agreement.

(b)           This Agreement has been duly authorized, executed and delivered by the Federated Trust and is valid and binding on the Federated Trust, enforceable against the Federated Trust in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity.

(c)           The Federated Trust is registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect.

(d)           The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, and the rules and regulations thereunder (the “1933 Act”), and the 1940 Act, as applied to a newly created portfolio of a series management investment company, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which there were made, not misleading.

(e)           Neither the Federated Trust nor the Surviving Fund is in, and the execution, delivery and performance of this Agreement and the consummation of the transactions contemplated by this Agreement does not constitute and will not result in a, violation of any provision of the Federated Trust’s Declaration of Trust or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking or arrangement to which the Federated Trust or the Surviving Fund is a party or by which the Federated Trust or the Surviving Fund is bound.

(f)           The Surviving Fund does not have any liabilities of a material amount, contingent or otherwise, and there are no investigations, or legal, administrative or other proceedings, pending or, to the Federated Trust's or the Surviving Fund’s knowledge, threatened against the Surviving Fund.  Other than organizational activities, the Surviving Fund has not engaged in any business activities.

(g)           At the Exchange Date, the Surviving Fund Shares to be issued to the Reorganizing Fund (the only Surviving Fund Shares to be outstanding as of the Exchange Date) will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by the Federated Trust.  No Federated Trust or Surviving  Reorganizing Fund shareholder will have any preemptive right of subscription or purchase in respect thereof.

(h)           The information to be furnished by the Federated Trust or the Surviving Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(i)           From the effective date of the Registration Statement, through the time of the meeting of the Reorganizing Fund Shareholders and on the Exchange Date, any written information furnished by the Federated Trust or the Surviving Fund for use in any proxy materials, or any other materials provided in connection with the transactions contemplated herein, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(j)           The Surviving Fund intends to qualify and elect to be treated as a RIC under the Code.

(k)           No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Federated Trust, for itself and on behalf of the Surviving Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Exchange Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the Reorganizing Fund Shareholders in accordance with applicable law.

4.           Certain Covenants.

(a)           The Reorganizing Fund will, and the Corporation will cause the Reorganizing Fund to, operate the Reorganizing Fund’s business in the ordinary course between the date of this Agreement and the Exchange Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

(b)           The Corporation will call a special meeting of the Reorganizing Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

1.1 (c)            The Corporation, for itself and the Reorganizing Fund, covenants that the Surviving Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the reorganization transactions contemplated by, and in accordance with the terms of, this Agreement.

1.2 (d)           The Corporation and Reorganizing Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Reorganizing Fund Shares.

1.3 (e)           Subject to the provisions of this Agreement, the Federated Trust, on behalf  of the Surviving Fund, and the Corporation, on behalf of the Reorganizing Fund, will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Exchange Date.

1.4 (f)           The Federated Trust will prepare and file with the U.S. Securities and Exchange Commission (the “Commission”) the Registration Statement on Form N-14 relating to the Surviving Fund Shares to be issued to shareholders of the Reorganizing Fund.  The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Surviving Fund relating to the transaction contemplated by this Agreement.  The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable.  Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14, for inclusion therein, in connection with the meeting of the Reorganizing Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.           The Federated Trust's Conditions Precedent.  The obligations of the Federated Trust hereunder shall be subject, at its election, to the following conditions:

(a)           The Reorganizing Fund shall have furnished to the Federated Trust a statement of the Reorganizing Fund's assets, including a list of securities owned by the Reorganizing Fund with their respective tax costs and values determined as provided in Section 1 hereof, all as of the Exchange Date.

(b)           As of the Exchange Date, all representations and warranties of Corporation, on behalf of the Reorganizing Fund, made in this Agreement shall be true and correct as if made at and as of such date, and each of the Corporation and the Reorganizing Fund shall have complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

(c)           The Corporation and the Reorganizing Fund also shall have delivered (or caused to be delivered) to the Surviving Fund, as required by the Surviving Fund or its counsel, the following documents in the name of the Reorganizing Fund by the Corporation or by its officers, counsel or service providers (as applicable):  A bill of sale and assignment, treasurer’s certificate, chief financial officer certificate, statements of earnings and profits, statements of assets and liabilities, transfer agency certificates, custodian certificates, secretary’s or assistant secretary’s certificate, copies of custodian and transfer agent instructions, custodian and transfer agent acknowledgements of transfer or certificates, an opinion of counsel to the Reorganizing Fund addressed to the Federated Trust and Surviving Fund in form and substance reasonably acceptable to the Surviving Fund (covering such matters as may be reasonably requested by the Surviving Fund and its counsel), tax representation certificates, and any other opinion, certificate or document mutually agreed as necessary or appropriate to consummate the reorganization and exchange transactions under this Agreement.

6.           The Corporation’s Conditions Precedent.  The obligations of the Corporation hereunder with respect to the Reorganizing Fund shall be subject, at its election, to the following conditions:

(a)           As of the Exchange Date all representations and warranties of the Federated Trust, on behalf of the Surviving Fund, made in this Agreement shall be true and correct as if made at and as of such date, and that each of the Federated Trust and the Surviving Fund shall have complied with all of the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

(b)           The Federated Trust and Surviving Fund also shall have delivered (or caused to be delivered) to the Reorganizing Fund, as required by the Reorganizing Fund or its counsel, the following documents in the name of the Surviving Fund by the Federated Trust or by its officers, counsel or service providers (as applicable):  secretary’s or assistant secretary’s certificate, copies of custodian and transfer agent instructions, custodian and transfer agent acknowledgements of transfer or certificates, an opinion of counsel to the Surviving Fund addressed to the Corporation and Reorganizing Fund in form and substance reasonably acceptable to the Reorganizing Fund (covering such matters as may be reasonably requested by the Reorganizing Fund and its counsel), and any other opinion, certificate or document mutually agreed as necessary or appropriate to consummate the reorganization and exchange transactions under this Agreement.

7.           The Federated Trust's and the Corporation’s Conditions Precedent.  The obligations of both the Federated Trust and the Corporation hereunder shall be subject to the following conditions:

(a)           The post-effective amendment to the Federated Trust's Registration Statement on Form N-1A relating to the Surviving Fund under the 1933 Act, and the 1940 Act, if applicable, shall have become effective, and any additional post-effective amendments to such Registration Statement as are determined by the Trustees of the Federated Trust to be necessary and appropriate shall have been filed with the Commission and shall have become effective.

(b)           This Agreement and the transactions contemplated herein, with respect to the Reorganizing Fund, shall have been approved by the requisite vote of the Reorganizing Fund Shareholders in accordance with applicable law and the provisions of the Corporation’s Articles of Incorporation and By-Laws.  Certified copies of the resolutions evidencing such approval shall have been delivered to the Surviving Fund.  Notwithstanding anything herein to the contrary, neither the Corporation, on behalf of the Reorganizing Fund, nor the Federated Trust, on behalf of Surviving Fund, may waive the conditions set forth in Sections 7(a) and (b).

(c)           On the Exchange Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  No action, suit or other proceeding shall be threatened or pending before any court or governmental agency which seeks to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(d)           The Registration Statement on Form N-14 shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(e)           All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Reorganizing Fund, provided that either party hereto may waive any such conditions for itself.

(f)           Each party shall have received an opinion of Reed Smith, LLP to the effect that the reorganization contemplated by this Agreement qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code.

8.           Expenses.  The Surviving Fund, the Reorganizing Fund, the Federated Trust and the Corporation will not bear any expenses associated with the transactions contemplated by this Agreement, except that the Surviving Fund may incur registration fees on an as incurred basis.

9           Termination of Agreement.

(a)           This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Directors of the Corporation or the Board of Trustees of the Federated Trust at any time prior to the Exchange Date (and notwithstanding any vote of the Reorganizing Fund Shareholders) if circumstances should develop that, in the opinion of either the Board of Directors of the Corporation or the Board of Trustees of the Federated Trust, make proceeding with this Agreement inadvisable.

1.5 (b)           In addition, either the Federated Trust or the Corporation may at its option terminate this Agreement at or before the Valuation Time due to:

1.6 (i)           a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Exchange Date, if not cured within 30 days;

1.7 (ii)           a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

1.8 (iii)           a determination by a party’s Board of Directors or Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Corporation or the Federated Trust, respectively, and notice given to the other party hereto.

If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability for damages (in the absence of willful default) on the part of any party hereto or the Trustees, officers or shareholders of the Federated Trust or the Directors, officers or shareholders of Corporation in respect of this Agreement.

10.           Waiver and Amendments.  At any time prior to the Exchange Date, any of the conditions set forth in Section 5 may be waived by the Board of the Federated Trust, and any of the conditions set forth in Section 6 may be waived by the Board of the Corporation, if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the Reorganizing Fund Shareholders or the shareholders of the Surviving Fund, as the case may be.  Any time prior to the Exchange Date, unless provided otherwise in Section 7, any of the conditions in Section 7 may be waived by the parties if, in the judgment of the parties, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the Reorganizing Fund Shareholders or the shareholders of the Surviving Fund.  In addition, prior to the Exchange Date, any provision of this Agreement may be amended or modified by the Boards of the Corporation and the Federated Trust if such amendment or modification would not have a material adverse effect upon the benefits intended under this Agreement and would be consistent with the best interests of the Reorganizing Fund Shareholders and the shareholders of the Surviving Fund.

11.           No Survival of Representations.  None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

12.           Governing Law.  This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Pennsylvania, without giving effect to principles of conflict of laws.

13.           Capacity of Trustees, Etc.

(a)           The names “Federated Equity Funds” and “Board of Trustees of the Federated Equity Funds” refer, respectively, to the trust created and the trustees, as trustees but not individually or personally, acting from time to time under the Federated Trust's Declaration of Trust, which is hereby referred to and a copy of which is on file at the office of the State Secretary of The Commonwealth of Massachusetts and at the principal office of the Federated Trust.  The obligations of the Federated Trust entered into in the name or on behalf of the Surviving Fund by any of the trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of the Federated Trust personally, but bind only the Surviving Fund's trust property, and all persons dealing with any portfolio of shares of the Federated Trust must look solely to the trust property belonging to such portfolio for the enforcement of any claims against the Federated Trust.

(b)           Both parties specifically acknowledge and agree that any liability of the Federated Trust under this Agreement, or in connection with the transactions contemplated herein, shall be discharged only out of the assets of the Surviving Fund and that no other portfolio of the Federated Trust shall be liable with respect thereto.

14.           Miscellaneous.

(a)           The Federated Trust, on behalf of the Surviving Fund, and the Corporation, on behalf of the Reorganizing Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

1.9 (b)           This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this Section 14(b), no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

1.10 (c)           The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(d)           This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

[Signature Page Follows]

IN WITNESS WHEREOF, Corporation and the Federated Trust have caused this Agreement and Plan of Reorganization to be executed as of the date above first written.

PRUDENT BEAR FUNDS, INC.,
on behalf of its portfolio, Prudent Bear Fund

By:
Title:

FEDERATED EQUITY FUNDS,
on behalf of its portfolio, Federated Prudent Bear Fund

By:
Title:

EXHIBIT A-2

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION, dated as of ______, 2008, (the “Agreement”) is made between Prudent Bear Funds, Inc., a Maryland corporation (“Corporation”), with its principal place of business at _______________, with respect to its portfolio, Prudent Global Income Fund (the “Reorganizing Fund”), and Federated Income Securities Trust, a Massachusetts business trust (the “Federated Trust”), with its principal place of business located at 5800 Corporate Drive, Pittsburgh, PA 15237-7000, on behalf of its newly-organized portfolio,  Federated Prudent Global Income Fund(the “Surviving Fund”).

RECITALS

WHEREAS, the parties desire to enter into a plan of exchange which would constitute a reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder.  The reorganization will consist of: (i) the transfer of all of the assets of the Reorganizing Fund (subject to the stated liabilities of the Reorganizing Fund accrued and reflected in the books and records and net asset value of the Reorganizing Fund (“Stated Liabilities”)) in exchange for the full and fractional shares of beneficial interest, no par value per share, of the Class A Shares of the Surviving Fund (“Surviving Fund Shares”), and (ii) the distribution of the Surviving Fund Shares to the holders of the No Load Shares of the Reorganizing Fund, which are full and fractional shares of beneficial interest of the Reorganizing Fund (the “Reorganizing Fund Shares”), and the liquidation of the Reorganizing Fund as provided herein, all upon the terms and conditions set forth in this Agreement;

WHEREAS, each of the Reorganizing Fund and the Surviving Fund is a separate series of the Corporation and the Federated Trust, respectively, and the Corporation and the Federated Trust are open-end, registered management investment companies and the Reorganizing Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

WHEREAS, the Surviving Fund and the Reorganizing Fund, respectively, are authorized to issue their shares of beneficial interest and common stock; and

WHEREAS, the Board of Directors of the Corporation and the Board of Trustees of the Federated Trust have determined that it is in the best interests of the Corporation and the Federated Trust, respectively, that the assets of the Reorganizing Fund (subject to the Stated Liabilities of the Reorganizing Fund) be acquired by the Surviving Fund pursuant to this Agreement.

AGREEMENT

NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto agree as follows:

1.           Plan of Exchange.

(a)           Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein:

(i)           The Reorganizing Fund shall assign, transfer and convey its assets, including all securities, cash, commodities, interests in futures and dividends or interest receivable, owned by the Reorganizing Fund and any deferred or prepaid expenses shown as an asset on the books of the Reorganizing Fund on the Exchange Date (as hereinafter defined below) (subject to the Stated Liabilities of the Reorganizing Fund which shall be assumed by the Surviving Fund), to the Surviving Fund; and

(ii)           The Surviving Fund shall acquire all of the assets of the Reorganizing Fund (subject as aforesaid to the Stated Liabilities of the Reorganizing Fund) in exchange for the Surviving Fund Shares to be issued by the Federated Trust, having an aggregate number equal to the number of Reorganizing Fund Shares then outstanding, and having an aggregate net asset value equal to the total net assets of the Reorganizing Fund.

(b)           The value of the assets of the Reorganizing Fund and the net asset value per share of the Surviving Fund Shares shall be computed as of the close of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on the Exchange Date (as hereinafter defined) (such time and date being hereinafter called the “Valuation Time”) in accordance with the procedures for determining the value of the Surviving Fund's assets set forth in the Surviving Fund's organizational documents and the then-current prospectus and statement of additional information for the Surviving Fund that forms a part of the Surviving Fund's Registration Statement on Form N-1A as amended and adopted by the Surviving Fund (the “Registration Statement”).  All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Reorganizing Fund and the Surviving Fund.

(c)           The Surviving Fund will not issue certificates representing Surviving Fund Shares in connection with the Reorganization.  In lieu of delivering certificates for the Surviving Fund Shares, the Federated Trust shall credit the Surviving Fund Shares to the Reorganizing Fund's account on the share record books of the Federated Trust and shall deliver a confirmation thereof to the Reorganizing Fund.  The Federated Trust shall then deliver written instructions to the Federated Trust's transfer agent to establish accounts for the shareholders on the share record books relating to the Surviving Fund.  Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund’s transfer agent.

(d)           When the Surviving Fund Shares are distributed pursuant to Sections 1(a)-(c), all outstanding Reorganizing Fund Shares, including any represented by certificates, shall be canceled on the Reorganizing Fund's share transfer books.  No redemption or repurchase of Surviving Fund Shares credited to a shareholder's account in respect of Reorganizing Fund Shares represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to the Federated Trust for cancellation or, if such certificates are lost or misplaced, lost certificate affidavits and/or such other documentation that is satisfactory to the Federated Trust or its transfer agent have been executed and delivered thereto.

(e)           Delivery of the assets of the Reorganizing Fund to be transferred shall be made on the Exchange Date (as hereinafter defined).  Assets transferred shall be delivered to State Street Bank and Trust Company, the Federated Trust's custodian (the “Custodian”), for the account of the Federated Trust and the Surviving Fund with all securities not in bearer or book entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Federated Trust and the Surviving Fund free and clear of all liens, encumbrances, rights, restrictions and claims.  All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Federated Trust and the Surviving Fund.

(f)           The Reorganizing Fund will pay or cause to be paid to the Federated Trust any interest received on or after the Exchange Date with respect to assets transferred from the Reorganizing Fund to the Surviving Fund hereunder and to the Federated Trust and any distributions, rights or other assets received by the Reorganizing Fund after the Exchange Date as distributions on or with respect to the securities transferred from the Reorganizing Fund to the Surviving Fund hereunder.  All such assets shall be deemed included in assets transferred to the Surviving Fund on the Exchange Date and shall not be separately valued.

(g)           The transactions contemplated by this Agreement shall be consummated (the “Closing”) on the Exchange Date.  The Exchange Date shall be____________, 2008, or such earlier or later date as may be mutually agreed upon by the parties.  All acts taking place in connection with the Closing shall be deemed to take place at 4:00 p.m., Eastern Time, on the Exchange Date unless otherwise provided herein.  The Closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as may be mutually agreed upon by the parties.

(h)           On or as soon as practicable after the Exchange Date:

(i)           The Reorganizing Fund shall distribute in complete liquidation of the Reorganizing Fund all of the Surviving Fund Shares received by the Reorganizing Fund among the shareholders of the Reorganizing Fund Shares determined as of the close of business on the Exchange Date (the “Reorganizing Fund Shareholders”) in numbers equal to the number of Reorganizing Fund Shares that each such Reorganizing Fund Shareholder holds in the Reorganizing Fund; and

(ii)           The Reorganizing Fund shall take all other steps necessary to effect its dissolution and termination.

The Reorganizing Fund shall be terminated promptly following the Exchange Date and the making of all distributions as contemplated in this Section 1.  After the Exchange Date, the Reorganizing Fund shall not conduct any business except in connection with its dissolution and termination.

(i)           Any transfer taxes payable upon the issuance of Surviving Fund Shares in a name other than the registered holder of the Surviving Fund Shares on the books of the Federated Trust and Surviving Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Surviving Fund Shares are to be issued and transferred.

(j)           Any reporting responsibility of the Corporation or the Reorganizing Fund is and shall remain the responsibility of the Corporation or the Reorganizing Fund.

(k)           The Corporation and the Reorganizing Fund have provided the Federated Trust and the Surviving Fund with the Reorganizing Fund’s most recent audited financial statements, which contain a list of all of the Reorganizing Fund’s assets and liabilities as of the date of such statements.  The Corporation, on behalf of the Reorganizing Fund, hereby represents that as of the date of the execution of this Agreement, there have been no changes in the Reorganizing Fund’s financial position as reflected in such financial statements other than those occurring in the ordinary course in connection with the purchase and sale of securities, the issuance and redemption of Reorganizing Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.

(l)           All books and records of the Reorganizing Fund, including all books and records required by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “1940 Act”), shall be available to the Federated Trust and Surviving Fund from and after the Exchange Date and shall be turned over to the Federated Trust and Surviving Fund on or as soon as practicable following the Exchange Date.

(m)           In the event that on the scheduled Exchange Date, either (i) the NYSE or another primary exchange on which the portfolio securities of the Reorganizing Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted, or (ii) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Reorganizing Fund is impracticable, the Exchange Date shall be postponed until the next Friday (which is a business day and which is not the last Friday of the month) when trading is fully resumed and reporting is restored.

(n)           Shareholders of the Reorganizing Fund as of the Exchange Date shall not be subject to any front-end or contingent deferred sales load of the Surviving Fund on shares received on the Exchange Date or on future purchases of the same class of shares of the Surviving Fund as those received on the Exchange Date.

2.           The Corporation’s Representations and Warranties.  The Corporation, on behalf of the Reorganizing Fund, represents and warrants to and agrees with the Federated Trust on behalf of the Surviving Fund as follows:

(a)           The Corporation is a Maryland corporation duly organized, validly existing and in good standing under the laws of the State of Maryland; the Reorganizing Fund is a duly organized portfolio of the Corporation; and each of the Corporation and Reorganizing Fund has the power to own all of its properties and assets and, subject to the approval of the Reorganizing Fund Shareholders as contemplated hereby, to carry out this Agreement.

(b)           This Agreement has been duly authorized, executed and delivered by and is valid and binding on the Corporation, enforceable against the Corporation in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity.

(c)           The Corporation is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

(d)           The current prospectus and statement of additional information of the Reorganizing Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, and the rules and regulations thereunder (the “1933 Act”), and the 1940 Act, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which there were made, not misleading.

(e)           Neither the Corporation nor the Reorganizing Fund is in, and the execution, delivery and performance of this Agreement and the consummation of the transactions contemplated by this Agreement (subject to Reorganizing Fund Shareholder approval) does not constitute and will not result in a, violation of any provision of the Corporation’s Articles of Incorporation or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking or arrangement to which the Corporation or the Reorganizing Fund is a party or by which the Corporation or the Reorganizing Fund is bound.

(f)           Except as otherwise disclosed in writing to and accepted by the Surviving Fund, no litigation, administrative proceeding, investigation or other proceeding of or before any court or governmental body is presently pending or, to the Corporation’s or Reorganizing Fund’s knowledge, threatened against the Corporation or the Reorganizing Fund, or any of the Corporation’s or Reorganizing Fund’s properties or assets.  The Corporation or Reorganizing Fund know of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the Corporation’s or the Reorganizing Fund’s business or the Corporation’s or the Reorganizing Fund’s ability to consummate the transactions contemplated herein.

(g)           Except as shown on the audited financial statements of the Reorganizing Fund dated September 30, 2007, and as incurred in the ordinary course of the Reorganizing Fund's business since then, the Reorganizing Fund has no liabilities of a material amount, contingent or otherwise.  The audited financial statements of the Reorganizing Fund as of September 30, 2007, and for the fiscal year then ended, have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Federated Trust and the Surviving Fund) fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.

(h)           The unaudited financial statements of the Reorganizing Fund as of March 31, 2008, and for the six months then ended (copies of which have been furnished to the Federated Trust and the Surviving Fund), have been prepared in accordance with generally acceptable accounting principles, and  fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.

(i)           Since the date of the audited financial statements referred to in Section 2(g) above, there have been no material adverse changes in the Reorganizing Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Reorganizing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund.  For the purposes of this Section 2(i), a decline in the net asset value of the Reorganizing Fund shall not constitute a material adverse change.

(j)           On the Exchange Date, the Reorganizing Fund will have full right, power and authority to sell, assign, transfer and deliver the Reorganizing Fund's assets to be transferred by it hereunder.

(k)           At the Exchange Date, all Federal and other tax returns and reports of the Reorganizing Fund required by law then to be filed shall have been filed, and all Federal and other taxes shall have been paid so far as due or provision shall have been made for the payment thereof, and to the best of the Reorganizing Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l)           As of the date hereof, except as previously disclosed to the Surviving Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Reorganizing Fund’s knowledge, there have been no material miscalculations of the net asset value of the Reorganizing Fund or the net asset value per share during the twelve-month period preceding the date hereof and preceding the Exchange Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(m)           The minute books and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Reorganizing Fund and of the Reorganizing Fund, the Reorganizing Fund’s Board of Directors and committees of the Reorganizing Fund’s Board of Directors. The stock transfer ledgers and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement, and as existing on the Exchange Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Exchange Date, as applicable, in the shares of the Reorganizing Fund.

(n)           The Reorganizing Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of the 1940 Act.

(o)           All issued and outstanding shares of the Reorganizing Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Reorganizing Fund.  All of the issued and outstanding shares of the Reorganizing Fund will, at the time of the Exchange Date, be held by the persons and in the amounts set forth in the records of the Reorganizing Fund’s transfer agent.  The Reorganizing Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Reorganizing Fund Shares, and has no outstanding securities convertible into any of the Reorganizing Fund Shares.

(p)           At the Valuation Time, the Reorganizing Fund will have good and marketable title to the Reorganizing Fund’s assets to be transferred to the Surviving Fund pursuant to Section 1, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the State of Maryland or The Commonwealth of Massachusetts, the Surviving Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act.

(q)           The information to be furnished by the Corporation or the Reorganizing Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(r)           From the effective date of the proxy/registration statement to be filed in connection with the transactions contemplated herein (“Registration Statement”), through the time of the meeting of the Reorganizing Fund Shareholders and on the Exchange Date, any written information furnished by the Corporation or the Reorganizing Fund for use in any proxy materials, or any other materials provided in connection with the transactions contemplated herein, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(s)           The Reorganizing Fund has qualified and elected to be treated as a “regulated investment company” under the Code (a “RIC”), as of and since its first taxable year; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

(t)           No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Maryland law for the execution of this Agreement by the Corporation, for itself and on behalf of the Reorganizing Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Exchange Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the Reorganizing Fund Shareholders in accordance with applicable law.

3.           The Federated Trust's Representations and Warranties.  The Federated Trust, on behalf of the Surviving Fund, represents and warrants to and agrees with the Corporation, on behalf of the Reorganizing Fund, as follows:

(a)           The Federated Trust is a Massachusetts business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts; the Surviving Fund is a duly organized portfolio of the Federated Trust; and each of the Federated Trust and Surviving Fund has the power to carry on its business as it is now being conducted and to carry out this Agreement.

(b)           This Agreement has been duly authorized, executed and delivered by the Federated Trust and is valid and binding on the Federated Trust, enforceable against the Federated Trust in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity.

(c)           The Federated Trust is registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect.

(d)           The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, and the rules and regulations thereunder (the “1933 Act”), and the 1940 Act, as applied to a newly created portfolio of a series management investment company, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which there were made, not misleading.

(e)           Neither the Federated Trust nor the Surviving Fund is in, and the execution, delivery and performance of this Agreement and the consummation of the transactions contemplated by this Agreement does not constitute and will not result in a, violation of any provision of the Federated Trust’s Declaration of Trust or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking or arrangement to which the Federated Trust or the Surviving Fund is a party or by which the Federated Trust or the Surviving Fund is bound.

(f)           The Surviving Fund does not have any liabilities of a material amount, contingent or otherwise, and there are no investigations, or legal, administrative or other proceedings, pending or, to the Federated Trust's or the Surviving Fund’s knowledge, threatened against the Surviving Fund.  Other than organizational activities, the Surviving Fund has not engaged in any business activities.

(g)           At the Exchange Date, the Surviving Fund Shares to be issued to the Reorganizing Fund (the only Surviving Fund Shares to be outstanding as of the Exchange Date) will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by the Federated Trust.  No Federated Trust or Surviving  Reorganizing Fund shareholder will have any preemptive right of subscription or purchase in respect thereof.

(h)           The information to be furnished by the Federated Trust or the Surviving Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(i)           From the effective date of the Registration Statement, through the time of the meeting of the Reorganizing Fund Shareholders and on the Exchange Date, any written information furnished by the Federated Trust or the Surviving Fund for use in any proxy materials, or any other materials provided in connection with the transactions contemplated herein, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(j)           The Surviving Fund intends to qualify and elect to be treated as a RIC under the Code.

(k)           No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Federated Trust, for itself and on behalf of the Surviving Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Exchange Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the Reorganizing Fund Shareholders in accordance with applicable law.

4.           Certain Covenants.

(a)           The Reorganizing Fund will, and the Corporation will cause the Reorganizing Fund to, operate the Reorganizing Fund’s business in the ordinary course between the date of this Agreement and the Exchange Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

(b)           The Corporation will call a special meeting of the Reorganizing Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

1.11 (c)            The Corporation, for itself and the Reorganizing Fund, covenants that the Surviving Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the reorganization transactions contemplated by, and in accordance with the terms of, this Agreement.

1.12 (d)           The Corporation and Reorganizing Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Reorganizing Fund Shares.

1.13 (e)           Subject to the provisions of this Agreement, the Federated Trust, on behalf  of the Surviving Fund, and the Corporation, on behalf of the Reorganizing Fund, will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Exchange Date.

1.14 (f)           The Federated Trust will prepare and file with the U.S. Securities and Exchange Commission (the “Commission”) the Registration Statement on Form N-14 relating to the Surviving Fund Shares to be issued to shareholders of the Reorganizing Fund.  The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Surviving Fund relating to the transaction contemplated by this Agreement.  The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable.  Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14, for inclusion therein, in connection with the meeting of the Reorganizing Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.           The Federated Trust's Conditions Precedent.  The obligations of the Federated Trust hereunder shall be subject, at its election, to the following conditions:

(a)           The Reorganizing Fund shall have furnished to the Federated Trust a statement of the Reorganizing Fund's assets, including a list of securities owned by the Reorganizing Fund with their respective tax costs and values determined as provided in Section 1 hereof, all as of the Exchange Date.

(b)           As of the Exchange Date, all representations and warranties of Corporation, on behalf of the Reorganizing Fund, made in this Agreement shall be true and correct as if made at and as of such date, and each of the Corporation and the Reorganizing Fund shall have complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

(c)           The Corporation and the Reorganizing Fund also shall have delivered (or caused to be delivered) to the Surviving Fund, as required by the Surviving Fund or its counsel, the following documents in the name of the Reorganizing Fund by the Corporation or by its officers, counsel or service providers (as applicable):  A bill of sale and assignment, treasurer’s certificate, chief financial officer certificate, statements of earnings and profits, statements of assets and liabilities, transfer agency certificates, custodian certificates, secretary’s or assistant secretary’s certificate, copies of custodian and transfer agent instructions, custodian and transfer agent acknowledgements of transfer or certificates, an opinion of counsel to the Reorganizing Fund addressed to the Federated Trust and Surviving Fund in form and substance reasonably acceptable to the Surviving Fund (covering such matters as may be reasonably requested by the Surviving Fund and its counsel), tax representation certificates, and any other opinion, certificate or document mutually agreed as necessary or appropriate to consummate the reorganization and exchange transactions under this Agreement.

6.           The Corporation’s Conditions Precedent.  The obligations of the Corporation hereunder with respect to the Reorganizing Fund shall be subject, at its election, to the following conditions:

(a)           As of the Exchange Date all representations and warranties of the Federated Trust, on behalf of the Surviving Fund, made in this Agreement shall be true and correct as if made at and as of such date, and that each of the Federated Trust and the Surviving Fund shall have complied with all of the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

(b)           The Federated Trust and Surviving Fund also shall have delivered (or caused to be delivered) to the Reorganizing Fund, as required by the Reorganizing Fund or its counsel, the following documents in the name of the Surviving Fund by the Federated Trust or by its officers, counsel or service providers (as applicable):  secretary’s or assistant secretary’s certificate, copies of custodian and transfer agent instructions, custodian and transfer agent acknowledgements of transfer or certificates, an opinion of counsel to the Surviving Fund addressed to the Corporation and Reorganizing Fund in form and substance reasonably acceptable to the Reorganizing Fund (covering such matters as may be reasonably requested by the Reorganizing Fund and its counsel), and any other opinion, certificate or document mutually agreed as necessary or appropriate to consummate the reorganization and exchange transactions under this Agreement.

7.           The Federated Trust's and the Corporation’s Conditions Precedent.  The obligations of both the Federated Trust and the Corporation hereunder shall be subject to the following conditions:

(a)           The post-effective amendment to the Federated Trust's Registration Statement on Form N-1A relating to the Surviving Fund under the 1933 Act, and the 1940 Act, if applicable, shall have become effective, and any additional post-effective amendments to such Registration Statement as are determined by the Trustees of the Federated Trust to be necessary and appropriate shall have been filed with the Commission and shall have become effective.

(b)           This Agreement and the transactions contemplated herein, with respect to the Reorganizing Fund, shall have been approved by the requisite vote of the Reorganizing Fund Shareholders in accordance with applicable law and the provisions of the Corporation’s Articles of Incorporation and By-Laws.  Certified copies of the resolutions evidencing such approval shall have been delivered to the Surviving Fund.  Notwithstanding anything herein to the contrary, neither the Corporation, on behalf of the Reorganizing Fund, nor the Federated Trust, on behalf of Surviving Fund, may waive the conditions set forth in Sections 7(a) and (b).

(c)           On the Exchange Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  No action, suit or other proceeding shall be threatened or pending before any court or governmental agency which seeks to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(d)           The Registration Statement on Form N-14 shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(e)           All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Reorganizing Fund, provided that either party hereto may waive any such conditions for itself.

(f)           Each party shall have received an opinion of Reed Smith, LLP to the effect that the reorganization contemplated by this Agreement qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code.

8.           Expenses.  The Surviving Fund, the Reorganizing Fund, the Federated Trust and the Corporation will not bear any expenses associated with the transactions contemplated by this Agreement, except that the Surviving Fund may incur registration fees on an as incurred basis.

9           Termination of Agreement.

(a)           This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Directors of the Corporation or the Board of Trustees of the Federated Trust at any time prior to the Exchange Date (and notwithstanding any vote of the Reorganizing Fund Shareholders) if circumstances should develop that, in the opinion of either the Board of Directors of the Corporation or the Board of Trustees of the Federated Trust, make proceeding with this Agreement inadvisable.

1.15 (b)           In addition, either the Federated Trust or the Corporation may at its option terminate this Agreement at or before the Valuation Time due to:

1.16 (i)           a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Exchange Date, if not cured within 30 days;

1.17 (ii)           a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

1.18 (iii)           a determination by a party’s Board of Directors or Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Corporation or the Federated Trust, respectively, and notice given to the other party hereto.

If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability for damages (in the absence of willful default) on the part of any party hereto or the Trustees, officers or shareholders of the Federated Trust or the Directors, officers or shareholders of Corporation in respect of this Agreement.

10.           Waiver and Amendments.  At any time prior to the Exchange Date, any of the conditions set forth in Section 5 may be waived by the Board of the Federated Trust, and any of the conditions set forth in Section 6 may be waived by the Board of the Corporation, if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the Reorganizing Fund Shareholders or the shareholders of the Surviving Fund, as the case may be.  Any time prior to the Exchange Date, unless provided otherwise in Section 7, any of the conditions in Section 7 may be waived by the parties if, in the judgment of the parties, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the Reorganizing Fund Shareholders or the shareholders of the Surviving Fund.  In addition, prior to the Exchange Date, any provision of this Agreement may be amended or modified by the Boards of the Corporation and the Federated Trust if such amendment or modification would not have a material adverse effect upon the benefits intended under this Agreement and would be consistent with the best interests of the Reorganizing Fund Shareholders and the shareholders of the Surviving Fund.

11.           No Survival of Representations.  None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

12.           Governing Law.  This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Pennsylvania, without giving effect to principles of conflict of laws.

13.           Capacity of Trustees, Etc.

(a)           The names “Federated Income Securities Trust” and “Board of Trustees of the Federated Income Securities Trust” refer, respectively, to the trust created and the trustees, as trustees but not individually or personally, acting from time to time under the Federated Trust's Declaration of Trust, which is hereby referred to and a copy of which is on file at the office of the State Secretary of The Commonwealth of Massachusetts and at the principal office of the Federated Trust.  The obligations of the Federated Trust entered into in the name or on behalf of the Surviving Fund by any of the trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of the Federated Trust personally, but bind only the Surviving Fund's trust property, and all persons dealing with any portfolio of shares of the Federated Trust must look solely to the trust property belonging to such portfolio for the enforcement of any claims against the Federated Trust.

(b)           Both parties specifically acknowledge and agree that any liability of the Federated Trust under this Agreement, or in connection with the transactions contemplated herein, shall be discharged only out of the assets of the Surviving Fund and that no other portfolio of the Federated Trust shall be liable with respect thereto.

14.           Miscellaneous.

(a)           The Federated Trust, on behalf of the Surviving Fund, and the Corporation, on behalf of the Reorganizing Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

1.19 (b)           This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this Section 14(b), no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

1.20 (c)           The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(d)           This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

[Signature Page Follows]

IN WITNESS WHEREOF, Corporation and the Federated Trust have caused this Agreement and Plan of Reorganization to be executed as of the date above first written.

PRUDENT BEAR FUNDS, INC.,
on behalf of its portfolio, Prudent Global Income Fund

By:
Title:

FEDERATED INCOME SECURITIES TRUST,
on behalf of its portfolio,  Federated Prudent Global Income Fund

By:
Title:

EXHIBIT B

PRUDENT BEAR FUND

FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Prudent Bear Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Prudent Bear Fund, assuming reinvestment of any dividends and capital gains.

The information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Prudent Funds’ audited financial statements, are included in the Prudent Funds’ Annual Report.

Selected per share data is based on a share outstanding throughout each period.

	Class C Shares
Per Share Data	Year Ended Sept. 30, 2007	Year Ended Sept. 30, 2006	Year Ended Sept. 30, 2005	Year Ended Sept. 30, 2004	Year Ended Sept. 30, 2003
Net asset value beginning of period	$5.62	$5.29	$5.56	$6.68	$8.14
Income from investment operations:
Net investment income (loss)(1)(2)	0.14	0.11	(0.04)	(0.07)	(0.10)
Net realized and unrealized (losses) on investments	0.11	0.26	(0.24)	(0.75)	(0.94)
Total from investment operations	0.25	0.37	(0.28)	(0.82)	(1.04)
Redemption fees	0.00(4)	0.00(4)	0.01	0.00(4)	--
Less distributions:
Dividends from net investment income	(0.15)	(0.04)	--	(0.30)	(0.18)
Distributions from net realized gains	--	--	--	--	(0.24)
Total distributions	(0.15)	(0.04)	--	(0.30)	(0.42)
Net asset value, end of period	$5.72	$5.62	$5.29	$5.56	$6.68
Total Return	4.61%	7.14%	(4.86)%	(12.72)%	(13.21)%
Supplemental data and ratios:
Net assets, end of period (000’s)	$45,173	$31,283	$19,029	$15,971	$13,059
Ratio of total expenses to average net assets:
Before expense reductions	3.08%	3.24%	3.33%	3.03%	3.05%
After expense reductions(5)	3.05%	3.24%	3.33%	3.02%	3.02%
Ratio of dividends on short positions to average net assets	0.57%	0.72%	0.73%	0.44%	0.44%
Ratios of expenses to average net assets excluding dividends on short positions:
Before expense reductions	2.51%	2.52%	2.60%	2.59%	2.61%
After expense reductions(5)	2.48%	2.52%	2.60%	2.58%	2.58%
Ratio of net investment income (loss) to average net assets	2.56%	1.85%	(0.78)%	(1.13)%	(1.46)%
Portfolio turnover rate(3)	119%	104%	129%	138%	178%

(1)
Net investment income(loss) per share before dividends on short positions for the periods ended September 30, 2007, September 30, 2006, September 30, 2005, September 30, 2004, September 30, 2003 was $0.18, $0.14, $(0.00)(4), $(0.04) and $(0.07), respectively.

(2)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)	Amount calculated is less than $0.005.
(5)
The Fund’s investment adviser directed certain of the Fund’s portfolio trades to brokers at best price and execution and generated directed brokerage credits to reduce certain service provider fees.  The ratios of expenses to average net assets after expense reductions of the Fund do not include such service provider fees.  For the year ended September 30, 2007, the Fund’s expenses were reduced by $239,369 by utilizing directed brokerage credits.

No Load Shares
	Year Ended Sept. 30, 2007	Year Ended Sept. 30, 2006	Year Ended Sept. 30, 2005	Year Ended Sept. 30, 2004	Year Ended Sept. 30, 2003
Per Share Data
Net asset value beginning of period	$5.84	$5.47	$5.71	$6.84	$8.31
Income from investment operations:
Net investment income (loss)(1)(2)	0.19	0.15	(0.00)(4)	(0.02)	(0.05)
Net realized and unrealized (losses) on investments	0.12	0.28	(0.24)	(0.78)	(0.96)
Total from investment operations	0.31	0.43	(0.24)	(0.80)	(1.01)
Redemption fees	0.00(4)	0.00(4)	0.00(4)	0.00(4)	--
Less distributions:
Dividends from net investment income	(0.19)	(0.06)	--	(0.33)	(0.22)
Distributions from net realized	--	--	--	--	(0.24)
Total distributions	(0.19)	(0.06)	--	(0.33)	(0.46)
Net asset value, end of period	$5.96	$5.84	$5.47	$5.71	$6.84
Total Return	5.49%	7.92%	(4.20)%	(12.03)%	(12.58)%
Supplemental data and ratios:
Net assets, end of period (000’s)	$747,610	$650,305	$411,780	$429,469	$541,452
Ratio of total expenses to average net assets:
Before expense reductions	2.33%	2.49%	2.58%	2.28%	2.30%
After expense reductions(5)	2.30%	2.49%	2.58%	2.27%	2.27%
Ratio of dividends on short positions to average net assets	0.57%	0.72%	0.73%	0.44%	0.44%
Ratios of expenses to average net assets excluding dividends on short positions:
Before expense reductions	1.76%	1.77%	1.85%	1.84%	1.86%
After expense reductions(5)	1.73%	1.77%	1.85%	1.83%	1.83%
Ratio of net investment income (loss) to average net assets	3.31%	2.60%	(0.03)%	(0.38)%	(0.71)%
Portfolio turnover rate(3)	119%	104%	129%	138%	178%

(1)
Net investment income(loss) per share before dividends on short positions for the periods ended September 30, 2007, September 30, 2006, September 30, 2005, September 30, 2004, September 30, 2003 was $0.23, $0.19, $0.04, $0.00 and $(0.02), respectively.

(2)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)	Amount calculated is less than $0.005.
(5)The Fund’s investment adviser directed certain of the Fund’s portfolio trades to brokers at best price and execution and generated directed brokerage credits to reduce certain service provider fees.  The ratio of expenses to average net assets after expense reductions of the Fund do not include such service provider fees.  For the year ended September 30, 2007, the Fund’s expenses were reduced by $239,369 by utilizing directed brokerage credits.

PRUDENT GLOBAL INCOME FUND

FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Prudent Global Income Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Prudent Global Income Fund, assuming reinvestment of any dividends and capital gains.

The information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Prudent Funds’ audited financial statements, are included in the Prudent Funds’ Annual Report.

No Load Shares

Selected per share data is based on a share outstanding throughout each period.

	Year Ended Sept. 30, 2007	Year Ended Sept. 30, 2006	Year Ended Sept. 30, 2005	Year Ended Sept. 30, 2004	Year Ended Sept. 30, 2003
Per Share Data
Net asset value, beginning of period	$12.30	$11.53	$12.41	$12.49	$11.15
Income from investment operations:
Net investment income	0.25(2)	0.17(2)	0.12(2)	0.16(2)	0.11(1)
Net realized and unrealized gains (losses) on investments	1.39	0.68	(0.03)	0.35	1.65
Total from investment operations	1.64	0.85	0.09	0.51	1.76
Redemption fees	0.00(3)	0.00(3)	0.00(3)	0.00(3)	--
Less distributions:
Dividends from net investment income	(0.25)	(0.02)	(0.81)	(0.55)	(0.28)
Distributions from net realized gains	(0.39)	(0.06)	(0.12)	(0.04)	(0.14)
Return of capital	--	--	(0.04)	--	--
Total distributions	(0.64)	(0.08)	(0.97)	(0.59)	(0.42)
Net asset value, end of period	$13.30	$12.30	$11.53	$12.41	$12.49
Total return	13.68%	7.47%	0.56%	4.15%	16.03%
Supplemental data and ratios:
Net assets, end of period (000’s)	$378,266	$346,227	$343,011	$462,762	$380,104
Ratio of operating expenses to average net assets:
Before expense reductions	1.28%	1.27%	1.31%	1.31%	1.34%
After expense reductions(4)	1.27%	1.27%	1.31%	1.27%	1.34%
Ratio of net investment income to average net assets	1.94%	1.43%	0.97%	1.24%	0.69%
Portfolio turnover rate	102%	57%	232%	98%	117%

(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)
The Fund’s investment adviser directed certain of the Fund’s portfolio trades to brokers at best price and execution and generated directed brokerage credits to reduce certain service provider fees.  The ratios of expenses to average net assets after expense reductions of the Fund do not include such service provider fees.  For the year ended September 30, 2007, the Fund’s expenses were reduced by $28,690 by utilizing directed brokerage credits.

EXHIBIT C

Attached as Exhibit C to this Prospectus/Proxy Statement is a Management’s Discussion of Fund Performance and a line graph for the most recent fiscal year for each Prudent Fund. Because the Federated Funds are a newly created series, a Management’s Discussion of Fund Performance and line graph is currently not available.

Prudent Bear Funds, Inc.

Prudent Bear Fund
No Load Shares

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The No Load Shares of Prudent Bear Fund (the “Fund”) are represented by a solid line. The Standard & Poor’s 500 Index (the “S&P 500”) is represented by a broken line. The NASDAQ Composite Index (the “NASDAQ”) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the S&P 500 and the NASDAQ. The ‘x’ axis reflects computation periods from 9/30/97 to 9/30/07. The ‘y’ axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500 and NASDAQ. The ending values were $11,477, $18,896 and $16,026 respectively.

For the period ended September 30, 2007
		Annualized
	One	Five	Ten	Since
	Year	Year	Year	Inception
Prudent Bear Fund – No Load Shares	5.49%	(3.46)%	1.39%	(1.36)%
S&P 500 Index(1)	16.44%	15.45%	6.57%	9.86%
NASDAQ Composite Index(2)	19.62%	18.18%	4.83%	8.44%

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data for the most recent month-end may be obtained by visiting www.prudentbear.com. Performance data shown does not reflect the 1.00% redemption fee imposed on shares held less than 30 days. If it did, total returns would be reduced.

(1)
The Standard & Poor’s 500 (S&P 500) Index is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  It is not possible to invest directly in an index.

(2)	The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. It is not possible to invest directly in an index.

This chart assumes an initial gross investment of $10,000 made on 9/30/97. Returns shown for the Prudent Bear Fund – No Load Shares and the S&P 500 Index include the reinvestment of all dividends.  Returns shown for the NASDAQ Composite Index do not include the reinvestments of dividends. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Prudent Bear Fund
Class C Shares

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class C Shares of Prudent Bear Fund (the “Fund”) are represented by a solid line. The Standard & Poor’s 500 Index (the “S&P 500”) is represented by a broken line. The NASDAQ Composite Index (the “NASDAQ”) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the S&P 500 and the NASDAQ. The ‘x’ axis reflects computation periods from 2/08/99 to 9/30/07. The ‘y’ axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500 and NASDAQ. The ending values were $15,283, $14,102 and $11,233 respectively.

For the period ended September 30, 2007
		Annualized
	One	Five	Since
	Year	Year	Inception
Prudent Bear Fund – Class C Shares	4.61%	(4.18)%	5.03%
S&P 500 Index(1)	16.44%	15.45%	4.06%
NASDAQ Composite Index(2)	19.62%	18.18%	1.35%

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data for the most recent month-end may be obtained by visiting www.prudentbear.com. Performance data shown does not reflect the 1.00% redemption fee imposed on shares held less than 30 days. If it did, total returns would be reduced.

(1)
The Standard & Poor’s 500 (S&P 500) Index is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  It is not possible to invest directly in an index.

(2)	The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. It is not possible to invest directly in an index.

This chart assumes an initial gross investment of $10,000 made on 2/08/99 (commencement of operations for the Class C Shares). Returns shown for the Prudent Bear Fund – Class C Shares and the S&P 500 Index include the reinvestment of all dividends. Returns shown for the NASDAQ Composite Index do not include the reinvestments of dividends. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Prudent Bear Funds, Inc.

Prudent Global Income Fund

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The No Load Shares of Prudent Global Income Fund (the “Fund”) are represented by a solid line. The Citigroup Europe World Government Bond Index (the “Citigroup Europe WGBI”) is represented by a long broken line. The Merrill Lynch Pan-Europe Government 1-3 Year Index is represented by a short broken line. The Merrill Lynch Global Government Bond Index II is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the Citigroup Europe WGBI, the Merrill Lynch Pan-Europe Government 1-3 Year Index, and the Merrill Lynch Global Government Bond Index. The ‘x’ axis reflects computation periods from 2/02/00 to 9/30/07. The ‘y’ axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Citigroup Europe WGBI, the Merrill Lynch Pan-Europe Government 1-3 Year Index, and the Merrill Lynch Global Government Bond Index II. The ending values were $17,426, $21,223, $19,511 and $16,647 respectively.

For the period ended September 30, 2007
		Annualized
	One	Five	Since
	Year	Year	Inception
Prudent Global Income Fund	13.68%	8.23%	7.52%
Citigroup Europe WGBI(1)(2)	12.34%	11.43%	10.32%
Merrill Lynch Global
Government Bond Index II(2)(3)	8.47%	6.89%	6.88%
Merrill Lynch Pan-Europe
Government 1-3 Year Index(4)	15.66%	10.66%	9.12%

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data for the most recent month-end may be obtained by visiting www.prudentbear.com. Performance data shown does not reflect the 1.00% redemption fee imposed on shares held less than 30 days. If it did, total returns would be reduced.

(1)
The Citigroup Europe World Government Bond Index (WGBI) consists of those fifteen sectors of the Citigroup Europe WGBI that are geographically located in Europe, namely Austria, Belgium, Denmark, Finland, France, Greece, Germany, Ireland, Italy, the Netherlands, Portugal, Spain, Sweden, Switzerland and the United Kingdom.  It is not possible to invest directly in an index.

(2)
The Fund changed its broad-based market index from the Citigroup Europe WGBI to the Merrill Lynch Global Government Bond Index II because we believe the Merrill Lynch Global Government Bond Index II more accurately reflects the Fund’s investment program.

(3)
The Merrill Lynch Global Government Bond Index II tracks the performance of public debt of investment grade sovereign issuers, issued and denominated in their own domestic market and currency. It is a market value-weighted measure of these bonds. It is not possible to invest directly in an index.

(4)
The Merrill Lynch Pan-Europe Government 1-3 Year Index tracks the total return performance of the outstanding debt of European sovereign issuers.  It is a market capitalization-weighted basket comprising Euro participant, Denmark, Sweden, Switzerland, and U.K. sovereign bonds issued in their respective domestic markets and denominated in their local currency.  This index is further segmented by debt issues maturing from 1-3 years.  It is not possible to invest directly in an index.

This chart assumes an initial gross investment of $10,000 made on 2/02/00 (commencement of operations). Returns shown include the reinvestment of all dividends. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

November 7, 2007
Dear fellow shareholders:

The Prudent Bear Fund no-load shares returned 5.49% for the 12 months ending September 30, 2007, while the S&P 500 returned 16.44% and the NASDAQ Composite Index returned 20.52%. All returns include reinvestment of dividends.

Despite the summer reversal, stocks ended September well above their levels of six months prior. Thanks to risk control, along with a strong rebound in precious metals mining companies, the fund posted a positive return over the six months since our last letter.

The Prudent Global Income Fund returned 13.68% for the 12 months ending September 30, 2007 as the dollar index fell by 9.67%. (The dollar index compares the U.S. dollar to a basket of currencies of our major trading partners.) The fund benefited from a weakening dollar as well as strong performance from its gold stock allocation. Shareholders also benefited from coupon income generated by the fund’s foreign and U.S. government bonds.

An extraordinary period

It’s been an extraordinary period since our last shareholder letter six months ago, replete with staggering global debt issuance and merger and acquisition (M&A) activity; bouts of market euphoria and record global equities prices; near financial meltdown evoking unprecedented central bank interventions; and dramatic market recoveries emboldening the bullish partisans and enterprising speculators.  And let’s not forget surging oil, gold and commodities prices.  The early summer saw risk premiums at near record lows only to abruptly reverse course and widen to levels not experienced since the Long-Term Capital Management crisis back in 1998.  As we suspected, robustness at the surface was masking acute underlying credit system fragilities.  Current efforts to sustain the credit bubble are fraught with great risk.

Crisis in review

A brief timeline will set the backdrop for our analysis.  After a bout of late first-quarter subprime-related weakness, a dazzling M&A boom drew attention away from mortgage troubles to drive robust second-quarter global stock market gains.  On July 10, Citigroup CEO Chuck Prince made his now infamous quote:  “When the music stops, in terms of liquidity, things will be complicated. But as long as the music is playing, you’ve got to get up and dance. We’re still dancing.”  The S&P 500 danced to an all-time high on July 16th.  The next day, Bear Stearns dropped a hedge fund bombshell, notifying investors that their High-Grade Structured Credit Strategies Fund had lost 91% of its value and the High-Grade Structured Credit Strategies Enhanced Leverage Fund suffered a complete loss.  Repercussions were immediate and global.  By the end of the month, Jochen Sanio, President of the German Federal Financial Supervisory Authority, was said to have warned of “the worst banking crisis since 1931.”

Within a few short weeks, credit euphoria had succumbed to financial crisis.  U.S. equities suffered their first 10% correction in several years, although the decline was mild in relation to the dramatic seizing up of much of the credit market.  But the equities’ bearish correction proved short-lived.  On August 21, after a private meeting with the head of the Federal Reserve, Senate banking committee chairman Christopher Dodd stated that, quoting the Financial Times, “Mr. Bernanke had told him he would use ’all the tools’ at his disposal to contain market turmoil and prevent it from damaging the economy.”  On September 11th, Bank of England Governor Mervyn King warned that efforts by his counterparts to shore up the financial system could “sow the seeds of a future financial crisis.”  The specter of panicky runs on Countrywide Financial here at home and Northern Rock in the UK immediately prompted global central bankers to begin concerted liquidity injection operations.  The Fed surprised the markets with a 50 basis point cut on September 18th.  Equities were off and sailing again, while energy, precious metals, commodities and currency prices went flying.  Our beleaguered dollar was pummeled, while commodities’ indices posted their best monthly gains in thirty years.

How we got here

The spectacle of financial crisis always draws attention away from the excesses that had sowed its seeds.  And excesses in the financial sector were unprecedented leading up to the recent crisis. According to Federal Reserve “flow of funds” data, financial sector borrowings accelerated to an almost 10% rate during the first half of 2007.  Reinforcing a trend now in place for years, record credit system expansion drove “Wall Street finance.”  Broker/dealer assets expanded at an astounding 30% annual rate during the first-half to $3.155 trillion.  This placed two-year growth at 55%, with the broker/dealers having doubled in size in just three and a half years.

Outstanding asset-backed securities (ABS) increased at a 14% rate during the first half to $4.3 trillion, and agency mortgage-backed securities (MBS) 13% to $4.1 trillion.  The booming ABS market doubled in size from the beginning of 2004 through June 2007.  Through the week of July 25th, commercial paper (CP) had expanded an unprecedented $450 billion y-t-d, or 44% annualized.  Paralleling the CP growth trajectory, primary dealer “repo” positions, as reported by the New York Fed, rose $556 billion y-t-d through the first week of August to $4.0 trillion.  At $265 billion, first-half collateralized debt obligation (CDO) issuance was running 26% ahead of 2006’s record pace.

Not to be forgotten, bank credit growth accelerated to a 12% rate during the 2nd quarter.  Citigroup ballooned its balance sheet $200 billion, while Citigroup, Bank of America, JPMorgan Chase, Wachovia and Wells Fargo combined for 2nd quarter asset growth of $349 billion, or 23% annualized.  Importantly, the divergence that emerged in the second half of 2006 between real economy moderation and financial sector growth acceleration went to only more destabilizing extremes.

First-half global M&A activity surged 50% to almost $2.8 trillion.  Domestic M&A volume rose 36% to more than $1.0 trillion.  Financing this bubble required record leveraged loan sales and junk bond issuance.  Despite the unfolding mortgage debacle, “Wall Street finance” didn’t miss a beat as it replaced out-of-favor mortgages with high-yield acquisition-related loans to fuel its bustling structured credit products business.  Merrill Lynch reported first-half net income of $4.3 billion, more than double the year earlier level.

Enjoying impressive returns and a tidal wave of inflows, total hedge fund assets swelled to an estimated $1.75 trillion.  And, according to the Financial Times, “Buy-out titans and hedge fund managers stormed the citadel of US wealth last year… Nearly half of the 45 new entrants in the [Forbes] latest tally of US billionaires… came from the neighboring worlds of private equity and hedge funds.”  Popular “quant,” so called “market neutral,” and “130/30” (130% long and 30% short) strategies received more than their share of rampant inflows, laying the groundwork for their respective contributions to summer market tumult.

Nowhere, however, were excesses more stupefying than in derivatives.  According to the Bank of International Settlements, total over-the-counter (OTC) derivatives positions ended 2006 at $415 trillion, up 60% in just two years.  Interest rate swap positions increased 38% y-o-y to $347 trillion, while equities derivatives jumped 57% to $10 trillion.  Posting the fastest growth, the market for credit derivatives was said to have expanded almost a third during the first half to $45.5 trillion, with one-year growth of 75%.

Seeds of a crisis

When the credit market began to falter toward the end of July, daily trading volumes in the US CDX investment grade index (a basket of corporate credit derivatives) jumped almost eight times normal volume to $220 billion.  The scramble to hedge risk and reduce exposure throughout the marketplace precipitated almost immediate illiquidity issues and market dislocation.  With greed hastily turning to fear, few were willing and able to take the other side of the market’s attempt to liquidate credit and market risk.

Seized up markets included asset-backed commercial paper and other money market instruments, markets that are typically immune from financial turbulence.  Indeed, “triple-A” and other perceived safe and liquid instruments resided at the crisis’s epicenter.  The global inter-bank lending market became badly dislocated.  Players chose to hoard the cash they would need over the coming weeks and months to pay-down maturing borrowings from off-balance sheet conduits no longer able to roll money market liabilities.  Global central bank injections of several hundred billion were required to accommodate the bank lending market.

Our analytical framework – and specifically the careful examination of the underlying financial structure – has been invaluable in understanding both the contours of this summer’s financial upheaval and the essence of the expanding credit crisis more generally.  Central to our analysis, is the concept of “Alchemy of Wall Street Finance” –  the process of transforming risky loans into readily marketable securities.  Inherently, this “alchemy” becomes progressively riskier throughout the life of the credit boom, turning particularly precarious with late-cycle gross financial excess and economic imbalances.  At the same time, “Moneyness of Credit” often plays a pivotal role in sustaining the boom in spite of deteriorating credit conditions.  Credit instruments retaining market perceptions of safety and liquidity will often be inflated in great volumes.  It is precisely these dynamics that have been critical over the past few years in transforming extraordinarily risky U.S. mortgage debt into coveted top-rated securities through the “money,” securitization and derivatives markets.

Market revelations

The world recognized this past summer that “AAA” was no longer synonymous with safety and liquidity.  This rude awakening was at the crux of a major redirection of financial flows away from U.S. mortgages, exposure that had come to permeate all facets of the global financial system.  Demonstrating true Minskian “Ponzi-Finance” dynamics, these reshaped liquidity dynamics proved self-reinforcing, exposing deep underlying structural deficiencies and fragilities that worked to intensify outflows.  This turnabout in speculative flows abruptly cut off finance for much of the U.S. mortgage industry, with devastating consequences for scores of thinly capitalized originators and mortgage real estate investment trusts.  Even mortgage behemoth Countrywide Financial faced difficulties rolling its short-term obligations.  The markets for jumbo, “Alt-A,” and “option-ARM” mortgages virtually shut down overnight.

The nature of contemporary financial structures ensured that a dislocation in the mortgage market would not be limited to subprime, but would precipitate a crisis throughout “structured finance.”  For example, financing terms for the leveraged players significantly tightened.  This exacerbated what was already painful deleveraging and illiquidity throughout the global markets, especially for securitizations.  The major “money center” banks were then stuck with an estimated $350 billion of M&A loans they could no longer package and sell.  The leveraged loan and junk bond markets basically closed for business, while CDO and ABS volumes dropped precipitously.  Wall Street’s overheated M&A machine found sand in its gears, and deal flow quickly fell by more than half.

The credit crunch prompted a 72% year-over-year plunge in September “private-label” non-agency MBS, a severe blow for an already faltering U.S. housing market.  Nowhere were the consequences of this dynamic more evident than in California housing, where a dramatic credit tightening literally developed overnight.  A real estate market that had for the most part maintained its composure in the face of subprime tumult began to come apart.  As the securitization market ground to a halt in August, the virtually unlimited supply of cheap “jumbo” mortgage credit began to disappear.  With many prospective buyers cut off from finance, and throngs of strained borrowers facing payment resets without the ability to refinance, the fate of this historic real estate bubble was sealed.  Sales proceeded to fall to 20-year lows.

California sales are weak at the lower-end and upper-end, in the North and the South.  A top California Association of Realtors (C.A.R.) executive commented: “The impact of the credit crunch spread throughout all tiers of the market in September.”  California is said to have accounted for 45% of jumbo mortgages securitized last year.  Combined with notable weakness in Florida and elsewhere, the mortgage crisis has progressed far beyond subprime – enveloping the entire non-agency marketplace.  Indeed, we fully expect subprime losses to pale in comparison to those festering today at the less-than-prime “upper-end.”  Aberrant credit conditions – including “no-doc,” zero-down, “option-ARM,” negative-amortization, “teaser,” and reset mortgages – have left scores of inflated regional and local markets highly susceptible to credit tightening and economic slowdown.

Crisis not averted

This summer’s financial crisis incited what we expect was only the initial “run” from “Wall Street finance” – while providing an indication of credit tightening to come.  Fundamentally, the structure of the financial system has been altered radically – and weakened immeasurably – especially since the Fed’s post-tech bubble “reflation.”  Consider that Wall Street’s asset-backed securities market mushroomed from $1.73 trillion to begin 2002 to $4.3 trillion this past June.  Total mortgage debt doubled to $14 trillion.  This corresponded, not coincidently, with an explosion in derivative positions and trading.  Both represented a major departure in scope and character from what had been steady growth in “structured finance” previously dominated by the government-sponsored enterprises (GSEs) and agency MBS.  Not only did Wall Street grab the mortgage finance bubble baton from the GSEs, The Street elevated “structured credit products” and various market-based strategies into the nucleus of system risk intermediation.

Especially during periods of credit system tumult, the integral role played by the GSEs have been instrumental in stabilizing the system going back at least to 1994.  Not only would agency debt and MBS – brandishing explicit and implicit government backings – tend to perform reliably in the markets, the GSEs were in a habit of expanding aggressively at the first sign of heightened financial stress and liquidity concerns.  GSE debt actually expanded an astonishing $1.2 trillion during the four years 1998 through 2001 – the period encompassing the LTCM debacle, the Y2K scare and the post-tech bubble “reliquefication.”  Agency-related debt – hence, at that time, “structured finance” – generated a well-deserved reputation for exceptional robustness in the face of market turbulence.  “AAA” became synonymous with safety, liquidity and resiliency to market stress. The GSEs had operated as quasi-central banks by ballooning their balance sheets to create a dependable “backstop bid” for the leveraged speculating community. This ability essentially came to an end in 2004 with the revelation of their gross accounting irregularities.  The fateful ramifications associated with this development were put on hold as Wall Street perpetrated historic mortgage bubble “blow-off” excesses.  Incredible profits were being generated through the origination of trillions of risky “private-label” mortgages, many packaged in sophisticated CDO structures and then sold to leveraged speculators.  The acute fragility unmasked this summer should be thought of as a product of reckless end-of-cycle credit creation coupled with “New Age,” untested and specious Wall Street risk intermediation.  This “alchemy” had all the appearances of working splendidly, as long as ever-increasing amounts of credit and speculative excess were forthcoming.  Not unpredictably, the inevitable reversal of speculative financial flows quickly exposed classic “Ponzi” dynamics.

Banks forced into action

With Wall Street finance under duress and GSE balance sheets hamstrung, the banking system has been forced into the dual roles of lender of last resort and market liquidity stabilizer.  Bank credit has expanded at an 18% rate since the summer dislocation, with commercial and industrial loans having now increased at a better than 20% rate so far in 2007.  Meanwhile, money market fund assets have posted year-to-date gains of about $600 billion, or 30% annualized.  The majority of this growth was recorded over the past few months.  Up to now, there has been limited concern voiced about this rapid late-cycle accumulation of risk.  Of course, expectations run high that another round of monetary ease will make things right.

A new environment

One can draw clear distinctions between the current environment and the conditions facing the Federal Reserve when it initiated its post-technology bubble reflation.  Fundamentally, when the Fed turned to aggressive rate cuts in early 2001, “king dollar” was trading in the neighborhood of 120 (on the Dollar Index).  Notwithstanding trouble-spots in the corporate debt market, the overall U.S. credit system remained in an expansionary boom.  Despite a slowing economy, non-financial debt growth actually accelerated to 6.4% in 2001 from the previous year’s 4.9%.  At the epicenter of the emerging credit bubble, financial sector borrowings were expanding at better than 10% annually.  Already robust, real estate debt growth accelerated to double-digit rates, as powerful inflationary biases took root throughout the immense markets for both U.S. mortgage finance and housing.

Recalling the 2001/02 backdrop, extreme policy measures were in the process of emboldening Wall Street.  By word and deed, the Federal Reserve was nurturing a backdrop that would engender historic expansion and excess both for “structured finance” and leveraged speculation, in the U.S. and globally.  And, clearly, our securities were at the time the instrument of choice for an increasingly speculative and expansive world of finance.  Household and mortgage credit losses were of little concern.

The Greenspan Fed, by manipulating short term interest rates, promoted financial profits, thereby encouraging more speculative behavior.  This provided the illusion that the Fed retained extraordinary control over monetary affairs. After all, the Fed and the speculator community, along with global financial operators and policymakers, shared a common interest in the expansion of U.S. credit and the “locomotive” economy.  Without credit growing year-over-year, the economy would have entered a recession.  The financial world was united, while inflationary risks were perceived as unusually well contained.

Today’s confluence of global developments includes heightened inflationary risks, destabilizing speculative excess, and a badly faltering U.S. mortgage finance bubble.  The notion of a “king” dollar is difficult to even fathom.  After a five-year bear market that has seen an almost 40% devaluation in the dollar index, powerful inflationary biases have been unleashed for seemingly all non-dollar asset classes.  Conspicuous examples include gold, recently trading at $785, crude oil at $92, and Chinese stocks with 220% y-o-y gains.  Today’s alluring inflations include the “emerging markets,” energy and agricultural resources, commodities generally, foreign currencies, and international securities markets, non-U.S. real estate, art and collectables.  At the top of the list of undesirable assets: US mortgage-related instruments.  Heading the list of global financial concerns: US credit losses.

And greater challenges lie ahead

World credit, financial and economic systems have been irreparably reshaped since 2001.  The Greenspan/Bernanke Federal Reserve had hoped that a depreciating dollar would lead to a gradual and innocuous amelioration of U.S. and global imbalances.  We believed at the time – and are today absolutely convinced – that disregarding worsening credit and speculative abuses was instead a monumental failure in central banking.  In reality, dollar debasement coupled with runaway credit excesses across the globe, provided the ideal backdrop for what we view today as untenable global financial and economic maladjustment.  International financiers and policymakers these days face myriad serious domestic and international issues and must view the U.S. financial system with heightened skepticism and, more likely, outright disdain.  Monetary authorities likely wish dollar liquidity inundation would somehow subside, while dreading the inevitable consequences.

Our central bankers confidently portray monetary policy as a flexible and efficient reflationary tool.  Previous “successes” – as recently as this summer’s reliquefication – have emboldened policymakers and market participants alike.  Yet the extraordinary nature of the current backdrop poses profound challenges.  First of all, aggressive rate cuts at this point risk a stampede out of our currency.  Previously, orderly dollar weakness accommodated an almost soothing inflation in non-dollar assets. But recent speculative interest in non-dollar markets, combined with massive current account deficits, has created what are now unwieldy and destabilizing financial flows.

Ramifications of a disorderly run on the dollar are somewhat uncertain.  While surely a catalyst for major financial instability, a dollar crisis might initially exacerbate speculative flows to and from the multitude of global bubbles.  Alternative scenarios would include a currency crisis precipitating a seizing up of global markets and a problematic disruption in financial flows.  The unparalleled scope of today’s “hot money” flows and underlying derivative hedging activities certainly provide just the circumstances conducive to market illiquidity and dislocation.  And with U.S. securities having lost their status as the preferred asset-class of the global leveraged speculating community, Federal Reserve control over monetary matters has been much diminished.

Trust has been compromised

Going forward, aggressive rate cuts will surely exacerbate currency and financial market risks, while only marginally impacting the bursting bubbles throughout our mortgage and housing markets.  Earlier rate cuts have not helped credit markets generally, with prices of widely followed subprime ABX indices making new lows and “AAA”– rated CDO tranches trading at 80 cents on the dollar.  A strong case can be made that aggressive easing at this time would exacerbate foreign flight out of U.S. mortgage and other “structured finance” products.  The subprime implosion certainly illuminated for the markets previously unrecognized mis-pricing, speculative leveraging, inherent illiquidity, flawed investment strategies, and the degree of latent credit risk imbedded in asset – and mortgage-backed securities.  Market trust in “Wall Street finance” has been badly compromised.  Such a development places the Fed at risk of greatly compounding the problem, as the world contemplates the trustworthiness of our policies, currency and, really, the soundness of the entire U.S. credit system and economy.  So much debt has been sold abroad over the last few years, and with our current account deficit now at nearly a trillion dollars, our dependence on the confidence of foreign financiers has never been greater.

This summer’s crisis of confidence, abrupt reversal of speculative flows, and resulting derivatives market tumult and devastating run from mortgage risk, fundamentally undermined credit availability and marketplace liquidity.  In our view, this episode was indicative of current – and now not so latent – systemic risk for the U.S. credit and economic systems overall.  Almost overnight, borrowers, including leveraged speculators in the financial sphere and credit-challenged households in the economic sphere, lost access to new finance.  In this case, the market’s run from risk enveloped much of the securitization marketplace, placing Wall Street’s “private-label” jumbo and “alt-A” market in an agonizing squeeze.

Spillover into the real economy

Nationwide foreclosures jumped 36% during the month of September to double the year-earlier level.  Nowhere will illiquidity in “jumbo” mortgages and much tighter lending standards prove more perilous than in California.  A record 72,571 notices of default were filed in the state during the third quarter, an increase of 35% from the April-to-June period, and up 167% from a year earlier.  Statewide median prices dropped an unprecedented $58,140 during September, as year-over-year sales sank 40%.  Portending worse to come, the California Association of Realtors’ (C.A.R.) “Unsold Inventory Index” jumped to 16.6 months, about double the level from March and compared to 6.4 months a year ago September.

It is our view that the most damaging – and damning – mortgage excesses were perpetrated not in subprime but in “jumbo” mortgages used to over-finance upper-end and highly inflated housing markets in California, Florida, the Northeast, the Northwest, Washington D.C., and in the more desirable regions and neighborhoods across the country.  Initial confirmation came with the mortgage insurers’ horrible third-quarter earnings reports and specific comments addressing mounting problems at the higher-end.  With paid loss claims skyrocketing, the marketplace is now recognizing that the viability of these companies is increasingly in doubt.  And ponder that this thinly-capitalized industry is on the hook for insurance on trillions of mortgages.  Much of this credit protection backs highly-rated asset and mortgage-backed securities that provide underlying collateral for the trillion dollar plus CDO marketplace.  These insurers have also written huge amounts of protection for the thinly-capitalized and over-exposed GSEs.  All the facets and characteristics for a devastating mortgage collapse are falling into place.

We have always viewed credit insurance as a bull market phenomenon – one that would not withstand the downside of this protracted credit cycle.  This view is set to be tested initially in markets for mortgage insurance and mortgage-related derivatives.  A reasonable, non-catastrophic case can be made today for mortgage-related losses exceeding $1 trillion.  Losses of such magnitude would wipe out the capital base and reserves of key players that dominate the mortgage risk intermediation business, creating major uncertainties and “counter-party” issues.  And with combined retained portfolios and outstanding MBS guarantees approaching $5.0 trillion, Fannie Mae and Freddie Mac are at the same time the biggest writers of credit insurance and the largest buyers.  Such a scenario would be disastrous for the vulnerable securitization markets, the leveraged speculating community, and “structured finance” more generally.

There was a palpable sense of relief late in the summer that an aggressive Fed once again rushed to Wall Street’s rescue.  On the back of the Fed’s surprising 50 basis point rate cut, the broker/dealer stocks rallied 20% from their summer lows until mortgage realities resurfaced in mid-October.  We have serious doubts, however, that The Street can sidestep the bursting mortgage finance bubble as it did the faltering technology sector. Indeed, Wall Street became so manically wedded to high-yielding mortgages over the past several years that we would now expect many aspects of “contemporary” finance to face “going concern” issues as the credit downturn deepens.

Indicators of financial stress

MBIA and Ambac, traditionally cautious insurers of municipal bonds, posted their first losses during the third quarter.  Their aggressive move toward insuring Wall Street’s structured credit products has turned disastrous.  Caught in the mortgage mess, Ambac wrote down the value of its CDO and credit derivatives exposure by $743 million, and MBIA by about half this amount.  The market now questions how these companies – and their combined $1.9 trillion “net debt service” (credit insurance) outstanding – would withstand a serious credit and economic downturn, given their combined equity and reserves of about $20 billion.

Especially considering recent market developments, it is appropriate to analyze the entirety of Wall Street “structured finance” in the context of speculative bubble and “Ponzi finance” dynamics.  Indeed, there is a strong analytical case to be made that the U.S. financial sector must now maintain near double-digit growth or else risk implosion.  Previously, we posited that subprime fragility represented a microcosm of overall U.S. credit system vulnerabilities.  This summer’s credit market crisis confirmed our view.

Today, arcane Wall Street innovations such as asset-backed commercial paper, SIVs (structured investment vehicles), and CDOs garner widespread attention.  These vehicles, having ballooned over the past several years into trillion dollar markets, were critical for late-stage Wall Street “alchemy” – in particular transforming risky mortgages into perceived money-like instruments.  It is no mere coincidence that these sophisticated risk intermediation structures blossomed right along with reckless mortgage bubble excesses.  This summer, they began to falter hand-in-hand as well.

The extremely poor prognosis for real estate-related finance leaves us with serious doubts that “structured finance” can survive the mortgage bust in its present form.  Whether it is the vast securitization marketplace, credit insurance, derivatives, “black box” and “quant” strategies, the hedge fund community, Wall Street proprietary trading, the insurance industry, money market funds, or the GSEs – mortgage exposure today pervades every nook and cranny of the risk markets.  For years now, progressively riskier mortgage exposure has provided a growing share of the yield fodder for ever-expanding numbers of instruments, vehicles, strategies, schemes, and financial enterprises.  That so many weak structures and leveraged operators are today as heavily exposed to the mortgage bust provides the essence of our analysis of interminable systemic fragility.

And, yes, Wall Street’s imaginative credit machinery has repeatedly reinvented itself.  In the case of the previous “reflation,” it was a rather straightforward case of shifting from technology to mortgages.  Most today simply choose to disregard the unfolding bust, instead focusing intently on catching the next bubble.  But with mortgage-related structures in serious jeopardy and the efficacy of future “reflations” much in doubt, Wall Street “contemporary” finance skates on thin ice.

New financial era not as advertised

The markets have inferred – and the Federal Reserve has vouched – that the modern banking sector is healthier and more resilient today.  Great benefits are said to accrue from the capacity for contemporary finance to foster bank disintermediation, with risk spread benignly to multitudes of market participants.  This has been at the same time a central tenet of the bull case and one of the great myths of this protracted credit boom.

This summer’s credit tumult – and subsequent banking system ballooning – should provoke analytical reexamination of these tenets.

Contrary to the sales-pitch, once the credit market seized up, banks were stuck with enormous inventories of “leveraged loans” and other risky credits they could no longer offload.  At the same time, the major banks were forced to take back tens of billions of assets from off-balance sheet “conduits” that had lost access to the money market.  The banking community found itself in the unenviable position of sole liquidity backstop for a jeopardized client base that could no longer tap the financing markets.  In the end, meltdown was averted with unprecedented global central bank interventions abetting extraordinary bank credit expansion.  We view these as stop-gap measures.

Along with temporarily accommodating speculator de-leveraging, large quantities of new bank finance were required to sustain economic activity after liquidity in the commercial paper, ABS, MBS, CDO, junk bond, and other “risk” markets faltered.  Bank credit ballooned $380 billion in the following three months, an 18% annualized rate.  Despite a rapidly deteriorating operating environment, Citigroup expanded assets $134 billion during the third quarter, a 24% growth rate.  Five major banks (Citigroup, Bank of America, JPMorgan, Wachovia, and Wells Fargo) combined to expand assets 15% annualized during the quarter.  Bullish notions of banking system immunity to credit and market risk have quickly faded.

The progressive nature of late-cycle credit deterioration is an elemental credit bubble predicament.  Not only does the quantity of newly created debt inflate more rapidly, the character of the underlying debt becomes increasingly suspect.  Late-cycle borrowers are notoriously aggressive risk takers, and over-leveraged.  They will aggressively debt finance various enterprises and assets, keen to extrapolate inflating cash flows and asset prices while remaining oblivious to rising susceptibilities to even moderate changes in the financial and economic backdrop.  Unbeknownst to the eager borrowers, vulnerable business profits and illusionary asset values are non-problematic only as long as credit bubble dynamics inundate the system with new debt and liquidity.

From a macro credit perspective, the bubble economy should, overall, require ever increasing quantities of credit to sustain elevated consumption, real and financial asset prices, structural mal-investment, incomes, corporate cash flows, and government expenditures.  Inevitably – and we believe the system is enmeshed in such a predicament today – exponential credit growth turns unwieldy.  From an economic perspective, trouble evolves from progressive monetary disorder and resulting rampant price distortions, maladjustment and economic vulnerability to unstable finance.  From the financial perspective, critical issues include increasingly unmanageable exposure to asset bubbles, intensifying risk intermediation requirements, capricious financial flows, and inherent financial fragility.  In short, efforts to sustain major credit bubbles become futile, only inviting deeper structural impairment and wrenching financial and economic readjustment.

With this analytical framework in mind, we view recent ballooning dynamics that have taken hold over the banking system and money market complex with great alarm.  On the one hand, “money” inflation – distinct from issuance of recognized risky debt instruments – characteristically takes on major significance at credit bubble inflection points.  As the nature of systemic risk begins to be identified, heightened risk aversion creates a backdrop where only perceived money-like debt instrument can be issued in the requisite quantities to sustain the boom.  On the other hand, the heightened – and generally unrecognized – challenges posed by late-cycle risk intermediation mount to the point of imperiling system stability.  Inevitably, the mismatch between the huge inflation in perceived safe and liquid monetary liabilities (i.e. bank deposits, money fund shares, “repos”, “fed funds”, and GSE debt) and the rapidly deteriorating risk profile of the underlying assets creates a backdrop ripe for a perilous change in market perceptions.  Risk aversion takes root, and previous money-like debt instruments no longer boast the attributes of perceived safety and liquidity.  Key credit system liabilities lose their “moneyness” quality, with profound financial and economic consequences.

Merrill Lynch’s $8 billion CDO and credit derivatives write-down, coupled with increasing questions regarding the staying power of the credit “guarantor” industry, pushes the summer maelstrom closer to a systemic crisis of confidence.  Trillions in securities are today at increased risk, with the CDO marketplace especially vulnerable.  And as the unfolding gravity and ramifications of the mortgage meltdown come to be better understood, we would expect a problematic run from “structured credit products” more generally.  This dynamic poses great risk to Wall Street and the leveraged speculating community.  With enormous exposure to illiquid CDOs, credit derivatives, and various other sophisticated instruments, the specter of a destabilizing reversal of flows from the hedge fund community is a distinct possibility.  The challenge for the money fund complex to avoid “breaking the buck” seemingly intensifies by the week.

Systemic fragility has reached the point where it would be rational for the more sophisticated players to move toward the exits before the issues of securitization pricing and illiquidity become more commonly recognized.  Following developments closely, we fear the risk of a run on “Wall Street finance” and resulting systemic credit crisis is high and rising.  Thus far, confidence in the banking system, the money fund complex, and the hedge fund community has been unwavering.  Yet, the currently resilient core of U.S. the credit system is today fragile and susceptible – and, importantly, is imprudently stockpiling late-cycle credit and market risk with no viable “exit strategy.”  Thus far, sufficient credit has been maintained to sustain the maladjusted U.S. economy, in the process inundating the world with liquidity excess.  But with “Ponzi” dynamics now at play throughout the credit market, a run from the heart of the U.S. monetary system cannot be ruled out.  Such a development would have dire consequences for general credit availability, market liquidity, economic activity, and the dollar.

Admittedly, global stock markets have luxuriated in the confluence of pervasive credit excess, robust inflationary biases, gross speculative excesses, and the prospect of another Federal Reserve easing cycle.  To be sure, speculation runs rampant across the broad spectrum of international markets, only exacerbating systemic fragilities.

Fund highlights

We continue to position the Prudent Bear Fund to profit from what we now view as an unfolding credit crisis and impending bear market.  As always, my team and I remain committed to a disciplined risk management approach.  Over the past six months, we have increased our overall short exposure and significantly increased the number of individual short positions.  The environment for company fundamental research and stock picking has improved markedly from that of the past few years.  At the same time, market volatility and speculative dynamics remain quite challenging.  Prudent Bear remains highly liquid and diversified.  We are today willing to live with a moderate increase in volatility, although we still prefer “less over more.”  Our long investments in precious metals and mineral companies continue to benefit from the global liquidity and inflation backdrop, as well as from the weak dollar and easier monetary policy from the Federal Reserve.  Dollar weakness has intensified, seemingly setting the stage for a major currency crisis. The Prudent Global Income fund remains conservatively invested, predominantly in top-quality short-term foreign government bonds.

Although the environment remains challenging, we will continue to strive to use our experience and understanding to the utmost for the benefit of shareholders.  While we won’t predict near-term market direction, we feel fundamental developments are moving overwhelmingly in the bearish direction.  We believe the funds are well-positioned based on underlying economic fundamentals. Thank you for your continued confidence.

Sincerely,

David W. Tice

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a portfolio of Federated Equity Funds

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
Telephone No:  1-800-341-7400

And

Acquisition of the assets and stated liabilities of

PRUDENT GLOBAL INCOME FUND
a portfolio of the Prudent Bear Funds, Inc.

615 East Michigan Street
P.O. Box 701
Milwaukee, Wisconsin
Telephone No.: 1-800-711-1848

By and in exchange for Class A Shares of

FEDERATED PRUDENT GLOBAL INCOME FUND
a portfolio of Federated Income Securities Trust

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
Telephone No.: 1-800-341-7400

This Statement of Additional Information dated September __, 2008, is not a prospectus.  A Prospectus/Proxy Statement dated September __, 2008, related to the above-referenced matter may be obtained from Federated Equity Funds, on behalf of Federated Prudent Bear Fund, or Federated Income Securities Trust, on behalf of Federated Prudent Global Income Fund by writing or calling Federated Equity Funds or Federated Income Securities Trust at the address and telephone number shown above.  This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

TABLE OF CONTENTS

1.	A combined Statement of Additional Information of Prudent Bear Fund and Prudent Global Income Fund, portfolios of Prudent Bear Funds, Inc., dated January 31, 2008.

2.	Statement of Additional Information of Federated Prudent Bear Fund, a portfolio of Federated Equity Funds, dated September 15, 2008.

3.	Statement of Additional Information of Federated Prudent Global Income Fund, a portfolio of Federated Income Securities Trust, dated September 15, 2008.

4.	Audited Financial Statements of Prudent Bear Fund and Prudent Global Income Fund, portfolios of Prudent Bear Funds, Inc., dated September 30, 2007.

5.	Unaudited Financial Statements of Prudent Bear Fund and Prudent Global Income Fund, portfolios of Prudent Bear Funds, Inc. dated March 31, 2008.

6.	Pro Forma Financial Information for the acquisitions:

a. Acquisition of Prudent Bear Fund by Federated Prudent Bear Fund

(1) Pro Forma Financial Statements dated September 30, 2007

(2) Pro Forma Financial Statements dated March 31, 2008.

b. Acquisition of Prudent Global Income Fund by Federated Prudent Global Income Fund

(1) Pro Forma Financial Statements dated September 30, 2007

(2) Pro Forma Financial Statements dated March 31, 2008.

INFORMATION INCORPORATED BY REFERENCE

A combined Statement of Additional Information of Prudent Bear Fund and Prudent Global Income Fund, portfolios of Prudent Bear Funds, Inc., dated January 31, 2008, is incorporated by reference to Prudent Bear Funds, Inc.’s Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A (File No. 811-09120), which was filed with the Securities and Exchange Commission on or about January 31, 2008. A copy may be obtained from the Prudent Bear Funds, Inc., 615 East Michigan Street, P.O. Box 701, Milwaukee, Wisconsin or by calling 1-800-711-1848.

The Statement of Additional Information of Federated Prudent Bear Fund, a portfolio of Federated Equity Funds, dated September 15, 2008, is incorporated by reference to the Federated Equity Funds’ Post-Effective Amendment No. 93 to its Registration Statement on Form N-1A (File No. 811-04017), which was filed with the Securities and Exchange Commission on or about July 15, 2008.  A copy may be obtained from the Federated Equity Funds at Federated Investors Funds 5800 Corporate Drive Pittsburgh, Pennsylvania 15237-7000 or by calling 1-800-341-7400.

The Statement of Additional Information of Federated Prudent Global Income Fund, a portfolio of Federated Income Securities Trust, dated September 15, 2008, is incorporated by reference to the Federated Income Securities Trust’s Post-Effective Amendment No. 78 to its Registration Statement on Form N-1A (File No. 811-04577), which was filed with the Securities and Exchange Commission on or about July 15, 2008.  A copy may be obtained from the Federated Income Securities Trust at Federated Investors Funds 5800 Corporate Drive Pittsburgh, Pennsylvania 15237-7000 or by calling 1-800-341-7400.

The audited financial statements of the Prudent Bear Fund and Prudent Global Income Fund, portfolios of Prudent Bear Funds, Inc., dated September 30, 2007, are incorporated by reference to the Funds’ Annual Report to shareholders which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about December 7, 2007.

The unaudited financial statements of the Prudent Bear Fund and Prudent Global Income Fund, portfolios of Prudent Bear Funds, Inc., dated March 31, 2008, are incorporated by reference to the Funds’ Semi-annual Report to shareholders which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about June 3, 2008.

PRO FORMA FINANCIAL STATEMENTS FOR THE PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Prudent Bear Fund and Prudent Bear Fund (individually referred to as the “Fund” or collectively as the “Funds”), for the period ended September 30, 2007.  Prudent Bear Fund (the “Predecessor Fund”) will be reorganized into Federated Prudent Bear Fund as of the close of business on or about December __ , 2008.  Prior to the reorganization, Federated Prudent Bear Fund had no investment operations.  Federated Prudent Bear Fund is the successor to the Predecessor Fund, which commenced operations on December 28, 1995.  For the purposes of these Pro Forma Financial Statements, the financial information covers the period from October 1, 2006 to September 30, 2007.  These statements have been derived from the books and records utilized in calculating daily net asset values at September 30, 2007.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Prudent Bear Fund No Load Shares and Class C Shares for Class A Shares and Class C Shares, respectively, of Federated Prudent Bear Fund. Under generally accepted accounting principles, Federated Prudent Bear Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted, if necessary, to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

Prudent Bear Fund
Federated Prudent Bear Fund
Pro Forma Combining Portfolio of Investments
September 30, 2007 (unaudited)						Federated
						Prudent
Prudent	Federated			Prudent	Federated	Bear
Bear	Prudent	Pro Forma		Bear	Prudent	Pro Forma
Fund	Bear Fund	Combined		Fund	Bear Fund	Combined

	Shares				Value
COMMON STOCKS - 14.7%
BASIC MATERIALS - 7.7%
1,000,000	0	1,000,000	Alberta Star Development Corp.(a)	$1,015,433	$0	$1,015,433
564,715	0	564,715	Aquiline Resources, Inc.(a)	5,791,075	0	5,791,075
78,125	0	78,125	Aquiline Resources, Inc. (Acquired 11/15/06, Cost $137,665)(a)(b)(c)(d)	801,161	0	801,161
3,000,000	0	3,000,000	Benton Resources Corporation(a)(e)	3,528,879	0	3,528,879
1,000,000	0	1,000,000	Candente Resource Corp.(a)	1,870,005	0	1,870,005
5,212,798	0	5,212,798	Capstone Mining Corp.(a)(e)	15,670,101	0	15,670,101
592,000	0	592,000	Capstone Mining Corp. (Acquired 12/21/05 & 5/12/06, Cost $617,436)(a)(b)(c)(d)(e)	1,779,601	0	1,779,601
705,883	0	705,883	Capstone Mining Corp. (Acquired 5/11/06, Cost $805,208)(a)(b)(c)(d)(e)	2,121,943	0	2,121,943
973,238	0	973,238	East Asia Minerals Corporation(e)	2,093,932	0	2,093,932
1,298,265	0	1,298,265	Golden Cycle Gold Corporation(a)(e)	10,580,860	0	10,580,860
2,300,000	0	2,300,000	International KRL Resources Corp.(a)	369,979	0	369,979
500,000	0	500,000	Magnum Uranium Corp.(a)	243,804	0	243,804
3,235,000	0	3,235,000	Pershing Resources Corporation Inc.(a)	129,400	0	129,400
1,821,403	0	1,821,403	Rimfire Minerals Corporation(a)(e)	3,387,720	0	3,387,720
300,000	0	300,000	Silver Spruce Resources, Inc.(a)	407,178	0	407,178
1,085,113	0	1,085,113	Silverstone Resources Corporation (Acquired 12/16/03, Cost $1,803,514)(a)(b)(c)(d)(e)	2,188,445	0	2,188,445
1,737,599	0	1,737,599	Silverstone Resources Corporation (Acquired 12/16/03-12/15/04, Cost $0)(a)(b)(c)(d)(e)	4,122,791	0	4,122,791
432,628	0	432,628	Silverstone Resources Corporation (Acquired 12/21/05 & 5/03/06, Cost $0)(a)(b)(c)(d)(e)	1,026,493	0	1,026,493
400,000	0	400,000	Silverstone Resources Corporation (Acquired 4/04/07, Cost $500,338)(a)(b)(c)(d)(e)	949,078	0	949,078
1,128,000	0	1,128,000	Southampton Ventures, Inc.(a)	850,550	0	850,550
666,667	0	666,667	YGC Resources Ltd. (Acquired 4/13/05, Cost $322,532)(a)(b)(c)(d)	1,199,753	0	1,199,753
333,333	0	333,333	YGC Resources Ltd. (Acquired 4/20/07, Cost $295,714)(a)(b)(c)(d)	599,875	0	599,875
				60,728,056	0	60,728,056
HEALTH CARE - 0.4%
850,000	0	850,000	ADVENTRX Pharmaceuticals, Inc.(a)	2,184,500	0	2,184,500
375,000	0	375,000	ADVENTRX Pharmaceuticals, Inc. (Acquired 3/01/06, Cost $228,750)(a)(b)(c)(d)	820,013	0	820,013
100,000	0	100,000	Genitope Corporation(a)	448,000	0	448,000
				3,452,513	0	3,452,513
METALS & MINING - 6.4%
3,500,000	0	3,500,000	Abacus Mining & Exploration Corporation(a)	1,829,789	0	1,829,789
1,282,000	0	1,282,000	Antares Minerals(a)	5,477,806	0	5,477,806
1,500,000	0	1,500,000	Ascot Resources Ltd.(a)	3,016,136	0	3,016,136
360,000	0	360,000	Ascot Resources Ltd. (Acquired 7/05/07, Cost $507,154)(a)(b)(c)(d)	615,292	0	615,292
40,000	0	40,000	Bear Creek Mining Corporation (Acquired 8/30/05, Cost $107,953)(a)(b)(c)(d)	289,549	0	289,549
20,000	0	20,000	Bear Creek Mining Corporation (Acquired 2/05/07, Cost $72,699)(a)(b)(c)(d)	144,775	0	144,775
3,000,000	0	3,000,000	Brilliant Mining Corp.(a)(e)	5,398,884	0	5,398,884
1,000,000	0	1,000,000	Brilliant Mining Corp. (Acquired 5/10/06, Cost $708,012)(a)(b)(c)(d)(e)	1,799,628	0	1,799,628
4,475,000	0	4,475,000	Cash Minerals Ltd.(a)	3,374,303	0	3,374,303
2,000,000	0	2,000,000	Castillian Resources Corp.(a)	1,166,239	0	1,166,239
2,000,000	0	2,000,000	Commander Resources Ltd.(a)	452,420	0	452,420
500,000	0	500,000	Crosshair Exploration & Mining Corporation (Acquired 11/04/05, Cost $338,070)(a)(b)(c)(d)	990,298	0	990,298
1,700,000	0	1,700,000	Fortuna Silver Mines, Inc.(a)	4,665,963	0	4,665,963
530,000	0	530,000	Fortuna Silver Mines, Inc. (Acquired 1/11/07, Cost $853,788)(a)(b)(c)(d)	1,454,683	0	1,454,683
857,143	0	857,143	Franklin Lake Resources Inc.(a)	128,572	0	128,572
1,500,000	0	1,500,000	Fury Explorations Ltd.(a)(e)	950,083	0	950,083
600,000	0	600,000	Fury Explorations Ltd. (Acquired 9/20/06, Cost $429,744)(a)(b)(c)(d)(e)	380,033	0	380,033
785,000	0	785,000	Geologix Explorations, Inc.(a)	1,389,031	0	1,389,031
2,000	0	2,000	Gold Canyon Resources, Inc.(a)	1,026	0	1,026
1,000,000	0	1,000,000	Grande Portage Resources Ltd.(a)	346,856	0	346,856
800,000	0	800,000	Grande Portage Resources Ltd. (Acquired 12/06/06, Cost $491,356)(a)(b)(c)(d)	277,485	0	277,485
1,400,000	0	1,400,000	Grayd Resource Corp.(a)	703,765	0	703,765
500,000	0	500,000	Inter-Citic Minerals Inc.(a)	738,953	0	738,953
1,000,000	0	1,000,000	International Tower Hill Mines Ltd.(a)	2,634,092	0	2,634,092
175,000	0	175,000	International Tower Hill Mines Ltd. (Acquired 5/09/07, Cost $379,895)(a)(b)(c)(d)	391,821	0	391,821
800,000	0	800,000	Mansfield Minerals, Inc.(a)	3,378,073	0	3,378,073
1,732,500	0	1,732,500	Niblack Mining Corp.(a)(e)	975,419	0	975,419
525,000	0	525,000	Niblack Mining Corp. (Acquired 3/02/06, Cost $252,050)(a)(b)(c)(d)(e)	295,581	0	295,581
400,000	0	400,000	Niblack Mining Corp. (Acquired 3/15/07, Cost $289,167)(a)(b)(c)(d)(e)	225,205	0	225,205
3,570,000	0	3,570,000	Selkirk Metals Corp.(a)(e)	3,876,338	0	3,876,338
1,400,000	0	1,400,000	Skygold Ventures Ltd.(a)	2,111,295	0	2,111,295
300,000	0	300,000	Universal Uranium Ltd.(a)	217,162	0	217,162
1,000,000	0	1,000,000	Uranium City Resources Inc.(a)	311,667	0	311,667
1,000,000	0	1,000,000	Victoria Resource Corp.(a)	774,142	0	774,142
				50,782,364	0	50,782,364
POLLUTION CONTROL - 0.1%
628,209	0	628,209	Migami, Inc.(a)	81,667	0	81,667
1,316,300	0	1,316,300	Sonic Technology Solutions, Inc.(a)	436,716	0	436,716
				518,383	0	518,383
TECHNOLOGY - 0.1%
398,432	0	398,432	Aura Systems, Inc.(a)	657,413	0	657,413
			TOTAL COMMON STOCKS (Cost $77,268.237)	116,138,729	0	116,138,729
RIGHTS - 0.0%
8,700	0	8,700	Chesapeake Gold Corp. (Acquired 3/17/06, Cost $0)(b)(c)(d)	10,059	0	10,059
			TOTAL RIGHTS (Cost $0)	10,059	0	10,059
WARRANTS - 0.2%
78,125	0	78,125	Aquiline Resources, Inc. Expiration: October 2007, Exercise Price: $3.00 CAD (Acquired 10/07/05, Cost $781)(b)(c)(d)	509,272	0	509,272
180,000	0	180,000	Ascot Resources Ltd. Expiration: July 2009, Exercise Price: $2.00 CAD (Acquired 7/05/07, Cost $1,800)(b)(c)(d)	178,272	0	178,272
105,990	0	105,990	Aura Systems, Inc. Expiration: January 2008-2011, Exercise Price: $3.50-$4.00 (Acquired 3/21/06, Cost $1,060)(b)(c)(d)	0	0	0
500,000	0	500,000	Brilliant Mining Corp. Expiration: May 2008, Exercise Price: $1.05 CAD (Acquired 5/10/06, Cost $5,000)(b)(c)(d)	468,808	0	468,808
43,500	0	43,500	Chesapeake Gold Corp. Expiration: February 2012, Exercise Price: $8.00 CAD (Acquired 3/17/06, Cost $0)(b)(c)(d)	95,795	0	95,795
250,000	0	250,000	Crosshair Exploration & Mining Corporation Expiration: November 2007, Exercise Price $1.25 CAD (Acquired 11/04/05, Cost $2,500)(b)(c)(d)	167,295	0	167,295
150,000	0	150,000	East Asia Minerals Corporation Expiration: October 2007, Exercise Price $1.75 CAD (Acquired 10/27/05, Cost $1,500)(b)(c)(d)	63,852	0	63,852
265,000	0	265,000	Fortuna Silver Mines, Inc. Expiration: July 2008, Exercise Price $2.30 CAD (Acquired 1/11/07, Cost $2,650)(b)(c)(d)	177,812	0	177,812
300,000	0	300,000	Fury Explorations Ltd. Expiration: September 2008, Exercise Price: $1.25 CAD (Acquired 9/20/06, Cost $3,000)(b)(c)(d)	20,238	0	20,238
400,000	0	400,000	Grande Portage Resources Ltd. Expiration: June 2008, Exercise Price: $1.10 CAD (Acquired 12/06/06, Cost $4,000)(b)(c)(d)	6,032	0	6,032
175,000	0	175,000	International Tower Hill Mines Ltd. Expiration: May 2009, Exercise Price: $3.00 CAD (Acquired 5/09/07, Cost $1,750)(b)(c)(d)	76,974	0	76,974
22,220	0	22,220	Metalline Mining Co. Inc. Expiration: October 2007, Exercise Price $5.00 (Acquired 10/08/02, Cost $222)(b)(c)(d)	0	0	0
262,500	0	262,500	Niblack Mining Corp. Expiration: March 2008, Exercise Price: $0.80 CAD (Acquired 3/02/06, Cost $2,625)(b)(c)(d)	0	0	0
200,000	0	200,000	Niblack Mining Corp. Expiration: September 2008, Exercise Price: $1.25 CAD (Acquired 3/15/07, Cost $2,000)(b)(c)(d)	9,290	0	9,290
200,000	0	200,000	Silverstone Resources Corporation Expiration: April 2009, Exercise Price: $2.10 CAD (Acquired 4/04/07, Cost $2,000)(b)(c)(d)	193,133	0	193,133
			TOTAL WARRANTS (Cost $30,888)	1,966,773	0	1,966,773
Contracts (100 shares per contract)
PURCHASED PUT OPTIONS - 1.4%
500	0	500	Advanced Energy Industries, Inc. Expiration: October 2007, Exercise Price: $20.00	245,000	0	245,000
100	0	100	Affiliated managers Group, Inc. Expiration: December 2007, Exercise Price: $100.00	12,500	0	12,500
300	0	300	AGCO Corporation Expiration: November 2007, Exercise Price: $35.00	3,000	0	3,000
500	0	500	The AMEX Gold BUGS Index Expiration: December 2007, Exercise Price: $310.00	130,000	0	130,000
200	0	200	Amgen, Inc. Expiration: January 2009, Exercise Price: $50.00	59,400	0	59,400
300	0	300	AMR Corporation Expiration: January 2008, Exercise Price: $30.00	240,000	0	240,000
500	0	500	Applied Materials, Inc. Expiration: January 2008, Exercise Price: $22.50	117,500	0	117,500
400	0	400	AvalonBay Communities, Inc. Expiration: October 2007, Exercise Price: $110.00	48,000	0	48,000
500	0	500	Bank of America Corporation Expiration: January 2008, Exercise Price: $47.50	70,000	0	70,000
300	0	300	Bank of America Corporation Expiration: January 2008, Exercise Price: $50.00	67,500	0	67,500
300	0	300	Bank of New York Mellon Corporation Expiration: January 2008, Exercise Price: $40.00	36,750	0	36,750
100	0	100	BlackRock, Inc. Expiration: October 2007, Exercise Price: $140.00	2,000	0	2,000
100	0	100	BlackRock, Inc. Expiration: October 2007, Exercise Price: $145.00	2,500	0	2,500
200	0	200	Capital One Financial Corp. Expiration: January 2008, Exercise Price: $70.00	130,000	0	130,000
600	0	600	Carnival Corp. Expiration: October 2007, Exercise Price: $42.50	7,500	0	7,500
400	0	400	Carnival Corp. Expiration: October 2007, Exercise Price: $45.00	14,000	0	14,000
700	0	700	Citigroup Inc. Expiration: January 2008, Exercise Price: $50.00	311,500	0	311,500
100	0	100	CME Group Inc. Expiration: December 2007, Exercise Price: $460.00	35,250	0	35,250
500	0	500	Corning Incorporated Expiration: November 2007, Exercise Price: $22.50	25,000	0	25,000
200	0	200	DaimlerChrysler AG Expiration: October 2007, Exercise Price: $67.50	500	0	500
800	0	800	Fannie Mae Expiration: January 2008, Exercise Price: $55.00	186,000	0	186,000
700	0	700	Fannie Mae Expiration: January 2008, Exercise Price: $60.00	280,000	0	280,000
5,000	0	5,000	Financial Select Sector SPDR Fund Expiration: December 2007, Exercise Price: $34.00	65,000	0	65,000
400	0	400	Fortune Brands, Inc. Expiration: December 2007, Exercise Price: $80.00	100,000	0	100,000
150	0	150	Fortune Brands, Inc. Expiration: March 2008, Exercise Price: $85.00	94,500	0	94,500
100	0	100	Franklin Resources, Inc. Expiration: October 2007, Exercise Price: $105.00	1,000	0	1,000
300	0	300	Franklin Resources, Inc. Expiration: January 2008, Exercise Price: $110.00	77,250	0	77,250
800	0	800	Freddie Mac Expiration: January 2008, Exercise Price: $55.00	172,000	0	172,000
200	0	200	Freddie Mac Expiration: January 2008, Exercise Price: $60.00	82,000	0	82,000
300	0	300	General Electric Company Expiration: December 2007, Exercise Price: $35.00	5,550	0	5,550
200	0	200	The Goldman Sachs Group, Inc. Expiration: January 2008, Exercise Price: $175.00	53,000	0	53,000
100	0	100	The Goldman Sachs Group, Inc. Expiration: January 2008, Exercise Price: $180.00	32,000	0	32,000
900	0	900	The Goodyear Tire & Rubber Company Expiration: October 2007, Exercise Price: $22.50	2,250	0	2,250
200	0	200	Google Inc. Expiration: December 2007, Exercise Price: $460.00	49,500	0	49,500
50	0	50	Google Inc. Expiration: December 2007, Exercise Price: $470.00	15,500	0	15,500
300	0	300	Industrial Select Sector SPDR Fund Expiration: December 2007, Exercise Price: $40.00	27,750	0	27,750
1,000	0	1,000	Industrial Select Sector SPDR Fund Expiration: December 2007, Exercise Price: $41.00	125,000	0	125,000
300	0	300	JPMorgan Chase & Co. Expiration: January 2008, Exercise Price: $45.00	69,750	0	69,750
200	0	200	Lehman Brothers Holdings Inc. Expiration: October 2007, Exercise Price: $65.00	78,000	0	78,000
500	0	500	Lincare Holdings Inc. Expiration: January 2008, Exercise Price: $32.50	32,500	0	32,500
500	0	500	Lincare Holdings Inc. Expiration: January 2008, Exercise Price: $35.00	60,000	0	60,000
700	0	700	Linear Technology Corp. Expiration: January 2008, Exercise Price: $35.00	133,000	0	133,000
2,800	0	2,800	Market Vectors Gold Miners ETF Expiration: December 2007, Exercise Price: $39.00	252,000	0	252,000
200	0	200	Merrill Lynch & Co., Inc. Expiration: October 2007, Exercise Price: $70.00	41,000	0	41,000
400	0	400	Microchip Technology, Inc. Expiration: January 2008, Exercise Price: $35.00	64,000	0	64,000
400	0	400	Midwest Air Group, Inc. Expiration: January 2008, Exercise Price: $15.00	23,000	0	23,000
400	0	400	MKS Instruments, Inc. Expiration: October 2007, Exercise Price: $25.00	236,000	0	236,000
200	0	200	Morgan Stanley Expiration: October 2007, Exercise Price: $80.00	139,000	0	139,000
700	0	700	The Morgan Stanley Retail Index Expiration: December 2007, Exercise Price: $165.00	500,500	0	500,500
200	0	200	The Morgan Stanley Technology Index Expiration: December 2007, Exercise Price: $550.00	95,000	0	95,000
125	0	125	The Morgan Stanley Technology Index Expiration: December 2007, Exercise Price: $560.00	65,625	0	65,625
100	0	100	The Morgan Stanley Technology Index Expiration: December 2007, Exercise Price: $570.00	59,500	0	59,500
300	0	300	National City Corporation Expiration: October 2007, Exercise Price: $35.00	310,500	0	310,500
400	0	400	National Semiconductor Corporation Expiration: November 2007, Exercise Price: $22.50	3,000	0	3,000
150	0	150	The Philadelphia Semiconductor Index Expiration: December 2007, Exercise Price: $465.00	164,250	0	164,250
100	0	100	The Philadelphia Semiconductor Index Expiration: December 2007, Exercise Price: $480.00	152,500	0	152,500
400	0	400	QUALCOMM Inc. Expiration: January 2008, Exercise Price: $37.50	41,800	0	41,800
300	0	300	The Russell 2000 Index Expiration: December 2007, Exercise Price: $750.00	519,000	0	519,000
200	0	200	The Russell 2000 Index Expiration: December 2007, Exercise Price: $760.00	390,000	0	390,000
100	0	100	The Russell 2000 Index Expiration: January 2008, Exercise Price: $750.00	213,000	0	213,000
500	0	500	Semiconductor HOLDRs Trust Expiration: November 2007, Exercise Price: $35.00	16,500	0	16,500
200	0	200	SDPR Trust Series 1 Expiration: November 2007, Exercise Price: $152.00	63,500	0	63,500
500	0	500	Standard and Poor's 100 Index Expiration: December 2007, Exercise Price: $600.00	121,250	0	121,250
1,000	0	1,000	Standard and Poor's 500 Index Expiration: December 2007, Exercise Price: $1,200.00	265,000	0	265,000
600	0	600	Standard and Poor's 500 Index Expiration: December 2007, Exercise Price: $1,350.00	645,000	0	645,000
200	0	200	Standard and Poor's 500 Index Expiration: December 2007, Exercise Price: $1,375	247,000	0	247,000
1,000	0	1,000	Standard and Poor's 500 Index Expiration: March 2008, Exercise Price: $1,325.00	198,000	0	198,000
3,000	0	3,000	SunTrust Banks, Inc. Expiration: January 2008, Exercise Price: $70.00	66,000	0	66,000
200	0	200	T.Rowe Price Group Inc. Expiration: January 2008, Exercise Price: $45.00	14,500	0	14,500
300	0	300	Tidewater Inc. Expiration: January 2008, Exercise Price: $60.00	93,000	0	93,000
200	0	200	UST Inc. Expiration: January 2008, Exercise Price: $55.00	120,000	0	120,000
1,800	0	1,800	UTStarcom, Inc. Expiration: November 2007, Exercise Price: $7.50	693,000	0	693,000
500	0	500	UTStarcom, Inc. Expiration: January 2008, Exercise Price: $5.00	90,000	0	90,000
500	0	500	UTStarcom, Inc. Expiration: January 2008, Exercise Price: $7.50	197,500	0	197,500
600	0	600	Wachovia Corporation Expiration: October 2007, Exercise Price: $52.50	160,500	0	160,500
300	0	300	Wachovia Corporation Expiration: October 2007, Exercise Price: $55.00	148,500	0	148,500
200	0	200	Wachovia Corporation Expiration: January 2008, Exercise Price: $50.00	52,500	0	52,500
1,000	0	1,000	WCI Communities, Inc. Expiration: January 2008, Exercise Price: $15.00	915,000	0	915,000
400	0	400	WCI Communities, Inc. Expiration: January 2008, Exercise Price: $20.00	562,000	0	562,000
900	0	900	Wells Fargo & Company Expiration: October 2007, Exercise Price: $35.00	67,500	0	67,500
300	0	300	Wells Fargo & Company Expiration: January 2008, Exercise Price: $32.50	26,250	0	26,250
200	0	200	Williams-Sonoma, Inc. Expiration: November 2007, Exercise Price: $35.00	66,000	0	66,000
			TOTAL PURCHASED PUT OPTIONS (Cost $15,218,462)	11,397,625	0	11,397,625
	Shares
SHORT-TERM INVESTMENTS - 84.0%
MUTUAL FUND - 1.3%
10,419,356	0	10,419,356	Federated US Treasury Cash Reserve Fund (i)	10,419,356	0	10,419,356
Principal Amount
U.S. TREASURY BILLS - 82.7%
$24,000,000	$0	$24,000,000	4.662%,10/04/2007(f)(h)	23,990,919	0	23,990,919
21,000,000	0	21,000,000	4.785%,10/11/2007(g)(h)	20,972,819	0	20,972,819
21,000,000	0	21,000,000	4.834%,10/18/2007(g)(h)	20,953,328	0	20,953,328
78,000,000	0	78,000,000	4.873%,10/25/2007(g)(h)	77,755,281	0	77,755,281
20,000,000	0	20,000,000	4.749%,11/01/2007(f)(h)	19,920,360	0	19,920,360
16,000,000	0	16,000,000	4.773%,11/08/2007(g)(h)	15,921,515	0	15,921,515
22,000,000	0	22,000,000	4.765%,11/15/2007(g)(h)	21,872,500	0	21,872,500
117,000,000	0	117,000,000	4.840%,11/29/2007(f)(h)	116,302,446	0	116,302,446
17,000,000	0	17,000,000	4.701%,12/06/2007(g)(h)	16,885,369	0	16,885,369
24,000,000	0	24,000,000	4.731%,12/13/2007(f)(h)	23,822,472	0	23,822,472
20,000,000	0	20,000,000	4.478%,12/20/2007(g)(h)	19,836,540	0	19,836,540
37,300,000	0	37,300,000	3.867%,12/27/2007(f)(h)	36,964,039	0	36,964,039
12,500,000	0	12,500,000	3.995%, 1/03/2008(f)(h)	12,376,400	0	12,376,400
15,000,000	0	15,000,000	3.800%, 1/10/2008(h)	14,841,465	0	14,841,465
103,000,000	0	103,000,000	4.147%, 1/17/2008(f)(h)	101,845,267	0	101,845,267
13,000,000	0	13,000,000	3.953%, 1/24/2008(h)	12,844,390	0	12,844,390
24,000,000	0	24,000,000	4.006%, 1/31/2008(f)(h)	23,691,984	0	23,691,984
12,000,000	0	12,000,000	3.987%, 2/07/2008(g)(h)	11,834,364	0	11,834,364
26,000,000	0	26,000,000	3.828%, 2/14/2008(f)(h)	25,619,672	0	25,619,672
11,800,000	0	11,800,000	3.940%, 2/21/2008(h)	11,618,138	0	11,618,138
26,000,000	0	26,000,000	3.951%, 3/27/2008(f)(h)	25,496,068	0	25,496,068
				655,365,336	0	655,365,336
			TOTAL SHORT-TERM INVESTMENTS (Cost $665,410,112)	665,784,692	0	665,784,692
			Total Investments (Identified Cost $757,927,699) - 100.3%	795,297,878	0	795,297,878
			Other Assets & Liabilities - (0.3)%	(2,514,934)	0	(2,514,934)
			Total Net Assets - 100%	$792,782,944	$0	$792,782,944

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.

(a) Non-income producing security.
(b) Fair valued security.
(c) Restricted security.
(d) Private placement issue.
(e) Affiliated company; that is, the Fund held 5% or more of the outstanding voting securities as of September 30, 2007.
(f) All or a portion of the securities have been committed as collateral for open short positions.
(g) All or a portion of the securities have been committed as collateral for futures contracts.
(h) Rate shown is the calculated yield to maturity.
(i) Affiliated issuer upon reorganization.

CAD - Canadian Dollars
ETF - Exchange-Traded Fund

Prudent Bear Fund
Federated Prudent Bear Fund
Pro Forma Combining Schedule of Securities Sold Short
September 30, 2007 (unaudited)						Federated
						Prudent
Prudent	Federated			Prudent	Federated	Bear
Bear	Prudent	Pro Forma		Bear	Prudent	Pro Forma
Fund	Bear Fund	Combined		Fund	Bear Fund	Combined

	Shares				Value
165,000	0	165,000	Advanced Energy Industries, Inc.	$2,491,500	$0	$2,491,500
23,000	0	23,000	Ambac Financial Group, Inc.	1,446,930	0	1,446,930
187,800	0	187,800	American Reprographics Co.	3,515,616	0	3,515,616
75,000	0	75,000	Amgen, Inc.	4,242,750	0	4,242,750
97,000	0	97,000	AMR Corporation	2,162,130	0	2,162,130
130,000	0	130,000	Applied Materials, Inc.	2,691,000	0	2,691,000
20,000	0	20,000	Aqua America, Inc.	453,600	0	453,600
63,000	0	63,000	AvalonBay Communities, Inc.	7,437,780	0	7,437,780
80,000	0	80,000	Bank of America Corporation	4,021,600	0	4,021,600
223,000	0	223,000	Bed Bath & Beyond Inc.	7,608,760	0	7,608,760
550,000	0	550,000	Boston Scientific Corp.	7,672,500	0	7,672,500
40,000	0	40,000	Briggs & Stratton Corp.	1,007,200	0	1,007,200
235,800	0	235,800	Brunswick Corporation	5,390,388	0	5,390,388
210,000	0	210,000	Cameco Corporation	9,710,400	0	9,710,400
39,000	0	39,000	Capital One Financial Corp.	2,590,770	0	2,590,770
330,000	0	330,000	CarMax, Inc.	6,708,900	0	6,708,900
265,000	0	265,000	The Cheesecake Factory Inc.	6,219,550	0	6,219,550
450,000	0	450,000	Chico's FAS, Inc.	6,322,500	0	6,322,500
65,000	0	65,000	Citigroup Inc.	3,033,550	0	3,033,550
225,000	0	225,000	Clearwire Corp.	5,499,000	0	5,499,000
30,000	0	30,000	The Colonial BancGroup Inc.	648,600	0	648,600
27,000	0	27,000	Comverse Technology, Inc.	534,600	0	534,600
245,000	0	245,000	Constellation Brands, Inc. - Class A	5,931,450	0	5,931,450
30,000	0	30,000	Consumer Staples Select Sector SPDR Fund	839,400	0	839,400
145,000	0	145,000	D.R. Horton, Inc.	1,857,450	0	1,857,450
410,000	0	410,000	Denison Mines Corp.	4,596,089	0	4,596,089
250,000	0	250,000	DIAMONDS Trust Series I	34,727,500	0	34,727,500
20,300	0	20,300	Eldorado Gold Corporation	122,815	0	122,815
85,000	0	85,000	Electronic Arts, Inc.	4,759,150	0	4,759,150
58,000	0	58,000	Fannie Mae	3,526,980	0	3,526,980
150,000	0	150,000	Financial Select Sector SPDR Fund	5,148,000	0	5,148,000
95,000	0	95,000	Fortune Brands, Inc.	7,741,550	0	7,741,550
88,000	0	88,000	Freddie Mac	5,192,880	0	5,192,880
30,000	0	30,000	Fronteer Development Group Inc.	312,170	0	312,170
125,000	0	125,000	General Motors Corporation	4,587,500	0	4,587,500
240,100	0	240,100	Globalstar, Inc.	1,759,933	0	1,759,933
125,000	0	125,000	Golden Star Resources Ltd.	506,250	0	506,250
132,000	0	132,000	Harley-Davidson, Inc.	6,099,720	0	6,099,720
310,000	0	310,000	Industrial Select Sector SPDR Fund	12,734,800	0	12,734,800
30,000	0	30,000	iShares Russell 2000 Growth Index Fund	2,554,200	0	2,554,200
225,000	0	225,000	Ivanhoe Mines Ltd.	2,936,250	0	2,936,250
140,000	0	140,000	Ivanhoe Mines Ltd.	1,818,529	0	1,818,529
60,000	0	60,000	JPMorgan Chase & Co.	2,749,200	0	2,749,200
75,000	0	75,000	KB Home	1,879,500	0	1,879,500
50,000	0	50,000	Kinross Gold Corp.	746,997	0	746,997
39,000	0	39,000	Landry's Restaurants, Inc.	1,031,940	0	1,031,940
153,000	0	153,000	LCA-Vision, Inc.	4,496,670	0	4,496,670
24,000	0	24,000	Lehman Brothers Holdings Inc.	1,481,520	0	1,481,520
85,000	0	85,000	Lennar Corporation	1,925,250	0	1,925,250
215,000	0	215,000	Lincare Holdings Inc.	7,879,750	0	7,879,750
40,000	0	40,000	Linear Technology Corp.	1,399,600	0	1,399,600
64,900	0	64,900	MarineMax, Inc.	944,944	0	944,944
90,000	0	90,000	Marvell Technology Group Ltd.	1,473,300	0	1,473,300
295,000	0	295,000	Masco Corp.	6,835,150	0	6,835,150
40,000	0	40,000	MBIA Inc.	2,442,000	0	2,442,000
21,000	0	21,000	Merrill Lynch & Co., Inc.	1,496,880	0	1,496,880
46,000	0	46,000	MGIC Investment Corporation	1,486,260	0	1,486,260
31,000	0	31,000	Microchip Technology, Inc.	1,125,920	0	1,125,920
35,000	0	35,000	Morgan Stanley	2,205,000	0	2,205,000
22,000	0	22,000	Motorola, Inc.	407,660	0	407,660
20,000	0	20,000	Newmont Mining Corp.	894,600	0	894,600
115,000	0	115,000	Palm, Inc.	1,871,050	0	1,871,050
160,000	0	160,000	Panera Bread Co.	6,528,000	0	6,528,000
190,000	0	190,000	Patterson Companies, Inc.	7,335,900	0	7,335,900
3,000	0	3,000	The PMI Group Inc.	98,100	0	98,100
117,000	0	117,000	Polaris Industries, Inc.	5,103,540	0	5,103,540
154,000	0	154,000	Pool Corporation	3,846,920	0	3,846,920
44,000	0	44,000	QUALCOMM Inc.	1,859,440	0	1,859,440
155,000	0	155,000	Robert Half International, Inc.	4,628,300	0	4,628,300
34,000	0	34,000	Sears Holdings Corporation	4,324,800	0	4,324,800
110,000	0	110,000	Simpson Manufacturing Co., Inc.	3,503,500	0	3,503,500
170,000	0	170,000	Sonic Corp.	3,978,000	0	3,978,000
210,000	0	210,000	SPDR S&P Homebuilders ETF	4,498,200	0	4,498,200
285,000	0	285,000	SPDR S&P Retail ETF	11,092,200	0	11,092,200
235,000	0	235,000	SPDR Trust Series 1	35,856,300	0	35,856,300
290,000	0	290,000	Starbucks Corp.	7,598,000	0	7,598,000
35,000	0	35,000	SunTrust Banks, Inc.	2,648,450	0	2,648,450
5,000	0	5,000	Synovus Financial Corp.	140,250	0	140,250
90,000	0	90,000	Toll Brothers, Inc.	1,799,100	0	1,799,100
306,500	0	306,500	Urban Outfitters, Inc.	6,681,700	0	6,681,700
90,000	0	90,000	USG Corp.	3,379,500	0	3,379,500
58,000	0	58,000	Wachovia Corporation	2,908,700	0	2,908,700
171,000	0	171,000	Walgreen Co.	8,078,040	0	8,078,040
175,000	0	175,000	Wal-Mart Stores, Inc.	7,638,750	0	7,638,750
96,000	0	96,000	Washington Mutual, Inc.	3,389,760	0	3,389,760
123,000	0	123,000	Watsco, Inc.	5,710,890	0	5,710,890
90,000	0	90,000	WCI Communities, Inc.	539,100	0	539,100
15,000	0	15,000	Websense, Inc.	295,950	0	295,950
48,000	0	48,000	Wells Fargo & Company	1,709,760	0	1,709,760
113,000	0	113,000	Whole Foods Market, Inc.	5,532,480	0	5,532,480
125,000	0	125,000	Williams-Sonoma, Inc.	4,077,500	0	4,077,500
77,698	0	77,698	Winnebago Industries, Inc.	1,855,428	0	1,855,428
440,000	0	440,000	Xerox Corp.	7,629,600	0	7,629,600
30,000	0	30,000	Yahoo!, Inc.	805,200	0	805,200
50,000	0	50,000	Yamana Gold Inc.	590,660	0	590,660
			TOTAL SECURITIES SOLD SHORT (Proceeds $391,182,137)	$409,597,449	$0	$409,597,449

ETF - Exchange-Traded Fund

Prudent Bear Fund
Federated Prudent Bear Fund
Pro Forma Combining Statements of Assets & Liabilities
September 30, 2007 (unaudited)

					Federated
	Prudent	Federated			Prudent Bear
	Bear	Prudent Bear	Pro Forma		Proforma
	Fund	Fund	Adjustment		Combined
Assets:
Investments, at value:
Unaffiliated issuers (cost $732,475,611)	$736,040,796	$0	$0		$736,040,796
Affiliated issuers (cost $25,452,088)	$59,257,082	0	0		59,257,082
Deposit at brokers for short sales	13,547,548	0	0		13,547,548
Receivable from broker for proceeds on securities sold short	394,854,073	0	0		394,854,073
Receivable for investments sold	11,096,610	0	0		11,096,610
Receivable for futures contracts	1,036,000	0	0		1,036,000
Receivable for capital shares issued	8,597,587	0	0		8,597,587
Interest and dividends receivable	42,092	0	0		42,092
Other assets	1,331,999	0	0		1,331,999
Total assets	1,225,803,787	0	0		1,225,803,787
Liabilities:
Securities sold short, at value (proceeds of $391,182,137)	409,597,449	0	0		409,597,449
Payable for investments purchased	15,756,369	0	0		15,756,369
Payable for capital shares redeemed	5,043,327	0	0		5,043,327
Payable to Adviser	812,008	0	0		812,008
Dividends payable on short positions	456,109	0	0		456,109
Accrued expenses and other liabilities	1,355,581	0	0		1,355,581
Total liabilities	433,020,843	0	0		433,020,843
Net Assets	$792,782,944	$0	$0		$792,782,944
Net Assets Consist of:
Capital stock	$914,544,849	$0	$0		$914,544,849
Accumulated net investment income	10,546,855				10,546,855
Accumulated net realized loss on long transactions, short transactions, option contracts expired or closed, futures contracts closed and foreign currency translation	(143,321,748)	0	0		(143,321,748)
Net unrealized appreciation on investments, short transactions, futures contracts and foreign currency translation	11,012,988	0	0		11,012,988
Total Net Assets	$792,782,944	$0	$0		$792,782,944
Net Asset Value, Offering Price and Redemption Proceeds Per Share

Net Assets
Class A Shares	$747,610,221	$0	$0		$747,610,221
Class C Shares	$45,172,723	0	0		$45,172,723
Institutional Shares	0	0	0		0
Shares Outstanding
Class A Shares	125,471,495	0	0		125,471,495
Class C Shares	7,891,526	0	0		7,891,526
Institutional Shares	0	0	0		0

Net Asset Value Per Share
Class A Shares	$5.96	$0	$0		$5.96
Class C Shares	$5.72	0	0		$5.72
Institutional Shares	0	0	0		0
Offering Price Per Share
Class A Shares	$5.96	$0	$0.35	(a)	$6.31
Class C Shares	$5.72	0	0		$5.72
Institutional Shares	0	0	0		0
Redemption Proceeds Per Share
Class A Shares	$5.96	$0	$0		$5.96
Class C Shares	$5.72	0	($0.06)	(b)	$5.66
Institutional Shares	0	0	0		0

Investments, at identified cost	$757,927,699	$0	$0		$757,927,699

(a) Computation of offering price per share: 100/94.50 of net asset value.
(b) Computation of redemption price per share: 99/100 of net asset value.

Prudent Bear Fund
Federated Prudent Bear Fund
Pro Forma Combining Statements of Operations
Year Ended September 30, 2007 (unaudited)
					Federated
	Prudent	Federated			Prudent Bear
	Bear	Prudent	Pro Forma		Pro Forma
	Fund	Bear Fund	Adjustment		Combined
Investment Income:
Interest income	$38,545,226	$0	$0		$38,545,226
Dividend income on long positions	1,614	0	0		1,614
Total Investment Income	38,546,840	0	0		38,546,840
Expenses:
Investment adviser fee	8,588,533	0	0		8,588,533
Administrative personnel and services fee	516,871	0	18,366	(a)	535,237
Custodian fees	105,547	0	(72,567)	(b)	32,980
Shareholder servicing and accounting costs	731,656	0	(731,656)	(c)	0
Portfolio accounting fees	0	0	80,390	(d)	80,390
Transfer and dividend disbursing agent fees and expenses	0	0	966,725	(e)	966,725
Directors'/Trustees' fees	18,285	0	1,965	(f)	20,250
Professional fees	114,698	0	(114,698)	(g)	0
Auditing fees	0	0	26,500	(h)	26,500
Legal fees	0	0	17,500	(i)	17,500
Distribution services fee - No Load Shares	1,635,511	0	(1,291,970)	(j)	343,541
Distribution services fee - Class C Shares	328,783	0	(82,196)	(j)	246,587
Shareholder services fees - No Load Shares	0	0	1,635,510	(k)	1,635,510
Shareholder services fees - Class C Shares	0	0	82,196	(k)	82,196
Share registration costs	65,521	0	18,879	(l)	84,400
Printing and postage	72,751	0	(17,751)	(m)	55,000
Insurance premiums	67,248	0	(57,248)	(n)	10,000
Miscellaneous expense	98,220	0	(86,720)	(o)	11,500
Dividends on short positions	3,917,363	0	0		3,917,363
Total Expenses	16,260,987	0	393,225		16,654,212
Waivers and Expense Reduction:
Expense reduction	(239,369)	0	0		(239,369)
Waiver of investment adviser fee	0	0	(37,317)	(p)	(37,317)
Waiver of administrative personnel and services fee	0	0	(12,367)	(q)	(12,367)
Waiver of distribution services fee	0	0	(343,541)	(r)	(343,541)
Total Waivers and Expense Reduction	(239,369)	0	(393,225)		(632,594)
Net Expenses	16,021,618	0	0		16,021,618
Net Investment Income	22,525,222	0	0		22,525,222
Realized and Unrealized Gain on Investments, Options, Futures
Contracts and Foreign Currency Translation
Net realized gain on long transactions from sales of unaffiliated issuers	55,379,793	0	0		55,379,793
Net realized gain on long transactions from sales of affiliated issuers	7,103,807	0	0		7,103,807
Net realized loss on short transactions	(24,682,217)	0	0		(24,682,217)
Net realized loss on option contracts expired or closed	(10,738,591)	0	0		(10,738,591)
Net realized loss on futures contracts closed	(21,762,881)	0	0		(21,762,881)
Net realized loss on foreign currency translation	(141)	0	0		(141)
Net change in unrealized appreciation (depreciation) of investments
and foreign currency translation	(5,418,555)	0	0		(5,418,555)
Net change in unrealized appreciation (depreciation) on short transactions	11,499,557	0	0		11,499,557
Net change in unrealized appreciation (depreciation) on futures contracts	(822,875)	0	0		(822,875)
Net realized and unrealized gain on investments	10,557,897	0	0		10,557,897
Change in net assets resulting from operations	$33,083,119	$0	$0		$33,083,119

(See Notes to Pro Forma Financial Statements)

Prudent Bear Fund
Federated Prudent Bear Fund
Notes to Pro Forma Financial Statements
For the Year Ended September 30, 2007 (unaudited)

Note 1. Description of the Fund

Prudent Bear Fund (“Portfolio”), a series of Prudent Bear Funds, Inc.  (the “Company”), is registered under the Investment Company Act of 1940, as amended (the “Act), as an open-end management investment company.  The Portfolio is a diversified portfolio.

Federated Prudent Bear Fund, a series of Federated Equity Funds, is registered under the Act as an open-end, management investment company.  Prudent Bear Fund (the “Predecessor Fund”) was reorganized into Federated Prudent Bear Fund as of the close of business on December , 2008.  Prior to the reorganization, the Federated Prudent Bear Fund had no investment operations.  Federated Prudent Bear Fund is the successor to the Predecessor Fund, which commenced operations on December 28, 1995.    For the purposes of these Pro Forma Financial Statements, the financial information covers the period from October 1, 2006 to September 30, 2007.  Federated Prudent Bear Fund consists of three classes of shares: Class A Shares, Class C Shares and Institutional Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolio of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Prudent Bear Fund and  Federated Prudent Bear Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the period ended September 30, 2007.  These statements have been derived from the books and records utilized in calculating daily net asset values at September 30, 2007.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of Prudent Bear Fund which have been incorporated by reference in the Statement of Additional Information.  The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Prudent Bear Fund No Load Shares and Class C Shares for Class A Shares and Class C Shares, respectively, of Federated Prudent Bear Fund.  Under generally accepted accounting principles, Federated Prudent Bear Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended September 30, 2007, Prudent Bear Fund and Federated Prudent Bear Fund would have paid investment advisory fees computed at the annual rate of 1.25% as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by Federated Investors, Inc. and David W. Tice & Associates, LLC and their affiliates.

Note 3. Portfolio of Investments

The Federated Prudent Bear Fund had not become effective with the Securities and Exchange Commission as of September 30, 2007.  The Portfolio of Investments provided is for the Prudent Bear Fund as of September 30, 2007, and it is not anticipated to change significantly in connection with the proposed reorganization.

Note 4. Portfolio Valuation

In calculating its net asset value (NAV), the Federated Prudent Bear Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•
Fixed-income securities acquired with remaining maturities greater than sixty-days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of sixty-days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	OTC derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

 The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Note 5. Shares of Beneficial Interest

The Pro Forma Class A Shares and Class C Shares net asset value per share assumes the issuance of 125,471,495 Class A Shares and 7,891,526 Class C Shares of Federated Prudent Bear Fund in exchange for 125,471,495 No Load  Shares and 7,891,526 Class C Shares, respectively, of Prudent Bear Fund which would have been outstanding at September 30, 2007 in connection with the proposed reorganization, assuming the two Funds had been combined as of such date.

Note 6. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Federated Prudent Bear Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

The identified cost of investments for the Funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined Fund.

Note 7. Pro Forma Adjustments

(a)  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides Federated Prudent Bear Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.  FAS may voluntarily choose to waive any portion of its fee.  FAS can terminate its voluntary waiver at any time at its sole discretion.  As of September 30, 2007, U.S. Bancorp Fund Services LLC provided administrative services to the Prudent Bear Fund.  An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated Prudent Bear Pro Forma Combined Fund’s average daily net assets.

(b)  Adjustment to reflect custodian fees based upon the current expense structure for the Federated Prudent Bear Pro Forma Combined Fund.

(c)  Adjustment to reflect combined transfer agency and portfolio accounting fees as separate expenses.

(d) Adjustment to reflect portfolio accounting fees as a separate fund expense based upon the current expense structure for the Federated Prudent Bear Pro Forma Combined Fund.

(e)  Adjustment to reflect transfer and dividend disbursing agent fees and expense as a separate fund expense based upon the current expense structure for the Federated Prudent Bear Pro Forma Combined Fund.

(f)  Adjustment to reflect directors’/trustees’ fees based upon the current expense structure for the Federated Prudent Bear Pro Forma Combined Fund.

(g)  Adjustment to reflect combined audit and legal fees as separate expenses.

(h)  Adjustment to reflect auditing fees as a separate fund expense based upon the current expense structure for the Federated Prudent Bear Pro Forma Combined Fund.

(i)  Adjustment to reflect legal fees as a separate fund expense based upon the current expense structure for the Federated Prudent Bear Pro Forma Combined Fund.

(j)  Under a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act, the Federated Prudent Bear Fund may incur distribution expenses at 0.05% and 0.75% of the daily net assets of the Fund’s Class A Shares and Class C Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor.  FSC may voluntarily choose to waive any portion of its fee.  The Federated Prudent Bear Fund has no present intention of accruing or paying the distribution services fee on the Class A Shares.  Under a similar plan, the Prudent Bear Fund may incur distribution expenses up to 0.25% of the No Load Shares and 1.00% of the Class C Shares.  Adjustment to reflect expense structure of the Federated Prudent Bear Fund on average daily net assets of the Federated Prudent Bear Pro Forma Combined Fund.

(k)  Under the terms of a Shareholder Services Agreement, Federated Prudent Bear Fund may pay fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC).  FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee.  Adjustment is to apply the expense structure of Federated Prudent Bear Fund to the average daily net assets of the Federated Prudent Bear Pro Forma Combined Fund.

(l) Adjustment to reflect the current expense structure for the Federated Prudent Bear Pro Forma Combined Fund.

(m) Adjustment to reflect the current expense structure for the Federated Prudent Bear Pro Forma Combined Fund.

(n) Adjustment to reflect the current expense structure for the Federated Prudent Bear Pro Forma Combined Fund.

(o) Adjustment to reflect the current expense structure for the Federated Prudent Bear Pro Forma Combined Fund.

(p)  The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (excluding Acquired Fund Fees and Expenses and Dividends on Short Positions) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.76%, 2.51% and 1.51%, respectively.  Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.  Adjustment reflects the voluntary waiver of investment adviser fee.

(q)  Adjustment to reflect the anticipated voluntary waiver of administrative personnel and services fees for the Federated Prudent Bear Pro Forma Combined Fund.

(r)  Adjustment to reflect the anticipated voluntary waiver of the distribution (12b-1) fee, which reflects Federated Prudent Bear Pro Forma Combined Fund’s present intention not to charge a distribution (12b-1) fee for the Fund’s Class A Shares.

PRO FORMA FINANCIAL STATEMENTS FOR THE PERIOD ENDED MARCH 31, 2008 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Prudent Bear Fund and Prudent Bear Fund (individually referred to as the “Fund” or collectively as the “Funds”), for the period ended March 31, 2008.  Prudent Bear Fund  (the “Predecessor Fund”) will be reorganized into Federated Prudent Bear Fund as of the close of business on or about December , 2008.  Prior to the reorganization, Federated Prudent Bear Fund had no investment operations.  Federated Prudent Bear Fund is the successor to the Predecessor Fund, which commenced operations on December 28, 1995.  For the purposes of these Pro Forma Financial Statements, the financial information covers the period from October 1, 2007 to March 31, 2008.  These statements have been derived from the books and records utilized in calculating daily net asset values at March 31, 2008.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Prudent Bear Fund No Load Shares and Class C Shares for Class A Shares and Class C Shares, respectively, of Federated Prudent Bear Fund. Under generally accepted accounting principles, Federated Prudent Bear Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted, if necessary, to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

Prudent Bear Fund
Federated Prudent Bear Fund
Pro Forma Combining Portfolio of Investments
March 31, 2008 (unaudited)						Federated
						Prudent
Prudent	Federated			Prudent	Federated	Bear
Bear	Prudent	Pro Forma		Bear	Prudent	Pro Forma
Fund	Bear Fund	Combined		Fund	Bear Fund	Combined

	Shares				Value
COMMON STOCKS - 9.6%
BASIC MATERIALS - 5.3%
1,000,000	0	1,000,000	Alberta Star Development Corp.(a)	$379,950	$0	$379,950
564,715	0	564,715	Aquiline Resources, Inc.(a)	4,890,951	0	4,890,951
78,125	0	78,125	Aquiline Resources, Inc. (Acquired 10/07/05, Cost $238,846)(a)(b)(c)(d)	676,634	0	676,634
78,125	0	78,125	Aquiline Resources, Inc. (Acquired 11/15/06, Cost $137,665)(a)(b)(c)(d)	676,634	0	676,634
3,000,000	0	3,000,000	Benton Resources Corporation(a)	1,461,347	0	1,461,347
1,000,000	0	1,000,000	Candente Resource Corp.(a)	1,461,347	0	1,461,347
5,000,798	0	5,000,798	Capstone Mining Corp.(a)(e)	15,541,474	0	15,541,474
705,883	0	705,883	Capstone Mining Corp. (Acquired 5/11/06, Cost $805,208)(a)(b)(c)(d)(e)	2,193,742	0	2,193,742
296,000	0	296,000	Capstone Mining Corp. (Acquired 5/12/06, Cost $377,815)(a)(b)(c)(d)(e)	919,908	0	919,908
87,000	0	87,000	Chesapeake Gold Corp.(a)	546,690	0	546,690
3,809,038	0	3,809,038	East Asia Minerals Corporation(e)	6,568,267	0	6,568,267
150,000	0	150,000	East Asia Minerals Corporation (Acquired 10/27/05, Cost $271,423)(b)(c)(d)(e)	258,659	0	258,659
1,298,265	0	1,298,265	Golden Cycle Gold Corporation(a)(e)	12,515,275	0	12,515,275
2,300,000	0	2,300,000	International KRL Resources Corp.(a)	201,666	0	201,666
500,000	0	500,000	Magnum Uranium Corp.(a)	287,398	0	287,398
3,235,000	0	3,235,000	Pershing Resources Corporation Inc.(a)	97,050	0	97,050
480,000	0	480,000	Powertech Uranium Corporation(a)	580,396	0	580,396
1,821,403	0	1,821,403	Rimfire Minerals Corporation(a)(e)	2,235,830	0	2,235,830
300,000	0	300,000	Silver Spruce Resources, Inc.(a)	113,985	0	113,985
1,085,113	0	1,085,113	Silverstone Resources Corporation (Acquired 12/16/03, Cost $1,803,514)(a)(b)(c)(d)	2,822,594	0	2,822,594
1,737,599	0	1,737,599	Silverstone Resources Corporation (Acquired 12/16/03-12/15/04, Cost $0)(a)(b)(c)(d)	4,519,841	0	4,519,841
432,628	0	432,628	Silverstone Resources Corporation (Acquired 12/21/05 & 5/03/06, Cost $0)(a)(b)(c)(d)	1,125,350	0	1,125,350
400,000	0	400,000	Silverstone Resources Corporation (Acquired 4/04/07, Cost $500,338)(a)(b)(c)(d)	1,040,479	0	1,040,479
3,000,000	0	3,000,000	Southampton Ventures, Inc.(a)(e)	1,673,243	0	1,673,243
666,667	0	666,667	YGC Resources Ltd. (Acquired 4/13/05, Cost $322,588)(a)(b)(c)(d)	1,143,099	0	1,143,099
333,333	0	333,333	YGC Resources Ltd. (Acquired 4/20/07, Cost $295,714)(a)(b)(c)(d)	571,549	0	571,549
				64,503,358	0	64,503,358
HEALTH CARE - 0.1%
850,000	0	850,000	ADVENTRX Pharmaceuticals, Inc.(a)	459,000	0	459,000
375,000	0	375,000	ADVENTRX Pharmaceuticals, Inc. (Acquired 3/01/06, Cost $228,750)(a)(b)(c)(d)	202,500	0	202,500
100,000	0	100,000	Genitope Corporation(a)	25,000	0	25,000
				686,500	0	686,500
METALS & MINING - 4.0%
3,500,000	0	3,500,000	Abacus Mining & Exploration Corporation(a)	1,193,434	0	1,193,434
4,000,000	0	4,000,000	Andean American Mining Corp.(a)(e)	2,494,033	0	2,494,033
1,282,000	0	1,282,000	Antares Minerals(a)	4,558,722	0	4,558,722
1,500,000	0	1,500,000	Ascot Resources Ltd.(a)(e)	1,388,280	0	1,388,280
360,000	0	360,000	Ascot Resources Ltd. (Acquired 7/05/07, Cost $507,154)(a)(b)(c)(d)(e)	333,187	0	333,187
1,140,000	0	1,140,000	Ascot Resources Ltd. (Acquired 12/20/07, Cost $1,996,910)(a)(b)(c)(d)(e)	1,055,093	0	1,055,093
40,000	0	40,000	Bear Creek Mining Corporation(a)	325,393	0	325,393
20,000	0	20,000	Bear Creek Mining Corporation (Acquired 2/05/07, Cost $72,699)(a)(b)(c)(d)	162,697	0	162,697
3,000,000	0	3,000,000	Brilliant Mining Corp.(a)(e)	3,653,368	0	3,653,368
1,000,000	0	1,000,000	Brilliant Mining Corp. (Acquired 5/10/06, Cost $708,012)(a)(b)(c)(d)(e)	1,217,789	0	1,217,789
422,000	0	422,000	Canplats Resources Corp.(a)	1,377,271	0	1,377,271
3,475,000	0	3,475,000	Cash Minerals Ltd.(a)	880,218	0	880,218
2,000,000	0	2,000,000	Castillian Resources Corp.(a)	818,355	0	818,355
2,000,000	0	2,000,000	Commander Resources Ltd.(a)	272,785	0	272,785
250,000	0	250,000	Crosshair Exploration & Mining Corporation (Acquired 11/04/05, Cost $326,166)(a)(b)(c)(d)	219,202	0	219,202
1,000,000	0	1,000,000	Duran Ventures, Inc.(a)	1,071,655	0	1,071,655
807,000	0	807,000	Evolving Gold Corp.(a)	849,101	0	849,101
950,000	0	950,000	Evolving Gold Corp. (Acquired 2/27/08, Cost $957,081)(a)(b)(c)(d)	849,627	0	849,627
1,700,000	0	1,700,000	Fortuna Silver Mines, Inc.(a)	3,312,387	0	3,312,387
530,000	0	530,000	Fortuna Silver Mines, Inc. (Acquired 1/11/07, Cost $853,788)(a)(b)(c)(d)	1,032,685	0	1,032,685
857,143	0	857,143	Franklin Lake Resources Inc.(a)	471,429	0	471,429
1,500,000	0	1,500,000	Fury Explorations Ltd.(a)(e)	876,808	0	876,808
600,000	0	600,000	Fury Explorations Ltd. (Acquired 9/20/06, Cost $429,744)(a)(b)(c)(d)(e)	350,723	0	350,723
30,000	0	30,000	Goldcorp, Inc.	1,162,500	0	1,162,500
1,000,000	0	1,000,000	Grande Portage Resources Ltd.(a)	131,521	0	131,521
800,000	0	800,000	Grande Portage Resources Ltd. (Acquired 12/06/06, Cost $491,356)(a)(b)(c)(d)	105,217	0	105,217
1,400,000	0	1,400,000	Grayd Resource Corp.(a)	574,553	0	574,553
500,000	0	500,000	Inter-Citic Minerals Inc.(a)	837,839	0	837,839
1,000,000	0	1,000,000	International Tower Hill Mines Ltd.(a)	1,558,771	0	1,558,771
175,000	0	175,000	International Tower Hill Mines Ltd. (Acquired 5/09/07, Cost $379,895)(a)(b)(c)(d)	272,785	0	272,785
1,000,000	0	1,000,000	Kootenay Gold, Inc.(a)(e)	1,967,948	0	1,967,948
500,000	0	500,000	Kootenay Gold, Inc. (Acquired 2/27/08, Cost $763,823)(a)(b)(c)(d)(e)	836,378	0	836,378
800,000	0	800,000	Mansfield Minerals, Inc.(a)	2,361,537	0	2,361,537
1,732,500	0	1,732,500	Niblack Mining Corp.(a)(e)	590,750	0	590,750
525,000	0	525,000	Niblack Mining Corp. (Acquired 3/02/06, Cost $252,050)(a)(b)(c)(d)(e)	179,015	0	179,015
400,000	0	400,000	Niblack Mining Corp. (Acquired 3/15/07, Cost $289,167)(a)(b)(c)(d)(e)	136,392	0	136,392
1,000,000	0	1,000,000	Norsemont Mining, Inc.(a)	3,702,080	0	3,702,080
4,000,000	0	4,000,000	Selkirk Metals Corp.(a)(e)	2,104,340	0	2,104,340
1,400,000	0	1,400,000	Skygold Ventures Ltd.(a)	1,404,842	0	1,404,842
1,500,000	0	1,500,000	TNR Gold Corporation(a)	482,245	0	482,245
300,000	0	300,000	Universal Uranium Ltd.(a)	86,220	0	86,220
1,000,000	0	1,000,000	Uranium City Resources Inc.(a)	126,650	0	126,650
2,000,000	0	2,000,000	Valencia Ventures, Inc.(a)	711,189	0	711,189
1,000,000	0	1,000,000	Victoria Resource Corp.(a)	847,582	0	847,582
				48,944,596	0	48,944,596
OIL, GAS & CONSUMABLE FUELS - 0.2%
1,000,000	0	1,000,000	Hathor Exploration Limited(a)	2,328,414	0	2,328,414
POLLUTION CONTROL - 0.0%
628,209	0	628,209	Migami, Inc.(a)	106,795	0	106,795
1,316,300	0	1,316,300	Sonic Technology Solutions, Inc.(a)	354,258	0	354,258
				461,053	0	461,053
TECHNOLOGY - 0.0%
398,432	0	398,432	Aura Systems, Inc.(a)	673,350	0	673,350
			TOTAL COMMON STOCKS (Cost $102,966,517)	117,597,271	0	117,597,271
INVESTMENT COMPANY - 0.1%
20,000	0	20,000	UltraShort Oil & Gas ProShares	770,000	0	770,000
			TOTAL INVESTMENT COMPANY (Cost $787,582)	770,000	0	770,000
WARRANTS - 0.1%
180,000	0	180,000	Ascot Resources Ltd. Expiration: July 2009, Exercise Price: $2.00 CAD (Acquired 7/05/07, Cost $1,800)(a)(b)(c)(d)	46,664	0	46,664
570,000	0	570,000	Ascot Resources Ltd. Expiration: December 2009, Exercise Price: $2.25 CAD (Acquired 12/20/07, Cost $5,700)(a)(b)(c)(d)	100,678	0	100,678
105,990	0	105,990	Aura Systems, Inc. Expiration: January 2011, Exercise Price: $4.00 (Acquired 3/21/06, Cost $1,060)(a)(b)(c)(d)	0	0	0
500,000	0	500,000	Brilliant Mining Corp. Expiration: May 2008, Exercise Price: $1.05 CAD (Acquired 5/10/06, Cost $5,000)(a)(b)(c)(d)	143,163	0	143,163
43,500	0	43,500	Chesapeake Gold Corp. Expiration: February 2012, Exercise Price: $8.00 CAD (Acquired 3/17/06, Cost $0)(a)(b)(c)(d)	80,673	0	80,673
475,000	0	475,000	Evolving Gold Corp. Expiration: February 2010, Exercise Price: $1.50 CAD (Acquired 2/27/08, Cost $4,750)(a)(b)(c)(d)	210,047	0	210,047
265,000	0	265,000	Fortuna Silver Mines, Inc. Expiration: July 2008, Exercise Price: $2.30 CAD (Acquired 1/11/07, Cost $2,650)(a)(b)(c)(d)	26,721	0	26,721
300,000	0	300,000	Fury Explorations Ltd. Expiration: September 2008, Exercise Price: $1.25 CAD (Acquired 9/20/06, Cost $3,000)(a)(b)(c)(d)	5,085	0	5,085
400,000	0	400,000	Grande Portage Resources Ltd. Expiration: June 2008, Exercise Price: $1.10 CAD (Acquired 12/06/06, Cost $4,000)(a)(b)(c)(d)	0	0	0
175,000	0	175,000	International Tower Hill Mines Ltd. Expiration: May 2009, Exercise Price: $3.00 CAD (Acquired 5/09/07, Cost $1,750)(a)(b)(c)(d)	7,161	0	7,161
250,000	0	250,000	Kootenay Gold, Inc. Expiration: August 2009, Exercise Price: $1.80 CAD (Acquired 2/27/08, Cost $2,500)(a)(b)(c)(d)	225,827	0	225,827
200,000	0	200,000	Niblack Mining Corp. Expiration: September 2008, Exercise Price: $1.25 CAD (Acquired 3/15/07, Cost $2,000)(a)(b)(c)(d)	175	0	175
200,000	0	200,000	Silverstone Resources Corporation Expiration: April 2009, Exercise Price: $2.10 CAD (Acquired 4/04/07, Cost $2,000)(a)(b)(c)(d)	197,009	0	197,009
			TOTAL WARRANTS (Cost $36,210)	1,043,203	0	1,043,203
Contracts (100 shares per contract)
PURCHASED PUT OPTIONS - 1.6%
500	0	500	Advanced Micro Devices, Inc. Expiration: April 2008, Exercise Price: $10.00	207,500	0	207,500
500	0	500	American Tower Corp. – Class A Expiration: April 2008, Exercise Price: $37.50	27,500	0	27,500
600	0	600	Benchmark Electronics, Inc. Expiration: April 2008, Exercise Price: $15.00	6,000	0	6,000
400	0	400	Equifax Inc. Expiration: July 2008, Exercise Price: $35.00	91,000	0	91,000
500	0	500	General Electric Company Expiration: June 2008, Exercise Price: $32.50	28,250	0	28,250
200	0	200	The Goldman Sachs Group, Inc. Expiration: April 2008, Exercise Price: $170.00	189,000	0	189,000
600	0	600	Hewitt Associates, Inc. – Class A Expiration: June 2008, Exercise Price: $35.00	45,000	0	45,000
1,300	0	1,300	Ingenious Media Active Capital Limited Expiration: July 2008, Exercise Price: $190.00	1,716,000	0	1,716,000
700	0	700	Ingenious Media Active Capital Limited Expiration: July 2008, Exercise Price: $200.00	1,134,000	0	1,134,000
20,000	0	20,000	iShares FTSE/Xinhua China 25 Index Fund Expiration: May 2008, Exercise Price: $145.00	319,000	0	319,000
300	0	300	Manitowoc Company, Inc. Expiration: September 2008, Exercise Price: $40.00	162,000	0	162,000
300	0	300	MICROS Systems, Inc. Expiration: June 2008, Exercise Price: $35.00	102,000	0	102,000
200	0	200	Orleans Energy Ltd. Expiration: April 2008, Exercise Price: $600.00	168,000	0	168,000
200	0	200	Orleans Energy Ltd. Expiration: June 2008, Exercise Price: $580.00	319,000	0	319,000
1,000	0	1,000	Pan American Silver Corp. Expiration: July 2008, Exercise Price: $40.00	540,000	0	540,000
1,000	0	1,000	SPDR Trust Series 1 Expiration: April 2008, Exercise Price: $130.00	213,000	0	213,000
500	0	500	SPDR Trust Series 1 Expiration: June 2008, Exercise Price: $126.00	197,500	0	197,500
5,500	0	5,500	SPDR Trust Series 1 Expiration: June 2008, Exercise Price: $127.00	2,337,500	0	2,337,500
6,000	0	6,000	SPDR Trust Series 1 Expiration: June 2008, Exercise Price: $128.00	2,760,000	0	2,760,000
6,500	0	6,500	SPDR Trust Series 1 Expiration: June 2008, Exercise Price: $129.00	3,201,250	0	3,201,250
1,500	0	1,500	SPDR Trust Series 1 Expiration: June 2008, Exercise Price: $130.00	795,000	0	795,000
2,000	0	2,000	SPDR Trust Series 1 Expiration: June 2008, Exercise Price: $133.00	1,315,000	0	1,315,000
500	0	500	SPDR Trust Series 1 Expiration: June 2008, Exercise Price: $134.00	351,250	0	351,250
1,000	0	1,000	SPDR Trust Series 1 Expiration: June 2008, Exercise Price: $135.00	752,500	0	752,500
1,000	0	1,000	SPDR Trust Series 1 Expiration: June 2008, Exercise Price: $139.00	980,000	0	980,000
1,000	0	1,000	SPDR Trust Series 1 Expiration: June 2008, Exercise Price: $140.00	1,042,500	0	1,042,500
900	0	900	U.S. Bancorp Expiration: June 2008, Exercise Price: $27.50	63,000	0	63,000
500	0	500	VistaPrint Limited Expiration: October 2008, Exercise Price: $25.00	88,750	0	88,750
500	0	500	Xilinx, Inc. Expiration: June 2008, Exercise Price: $20.00	27,500	0	27,500
			TOTAL PURCHASED PUT OPTIONS (Cost $19,509,700)	19,179,000	0	19,179,000
	Shares
SHORT-TERM INVESTMENTS - 85.0%
MUTUAL FUND - 3.3%
40,216,726	0	40,216,726	Federated US Treasury Cash Reserve Fund (i)	40,216,726	0	40,216,726
Principal Amount
U.S. TREASURY BILLS - 81.7%
$26,000,000	$0	$26,000,000	3.191%, 4/03/2008(f)(h)	25,995,521	0	25,995,521
19,000,000	0	19,000,000	2.971%, 4/10/2008(f)(h)	18,986,288	0	18,986,288
14,000,000	0	14,000,000	2.118%, 4/15/2008(f)(h)	13,988,688	0	13,988,688
26,228,000	0	26,228,000	3.173%, 4/17/2008(f)(h)	26,192,098	0	26,192,098
84,000,000	0	84,000,000	3.755%, 4/24/2008(f)(h)	83,805,361	0	83,805,361
27,000,000	0	27,000,000	2.840%, 5/01/2008(f)(h)	26,937,892	0	26,937,892
36,500,000	0	36,500,000	2.441%, 5/08/2008(f)(h)	36,410,755	0	36,410,755
31,000,000	0	31,000,000	2.434%, 5/15/2008(g)(h)	30,910,492	0	30,910,492
35,500,000	0	35,500,000	3.143%, 5/22/2008(f)(h)	35,346,807	0	35,346,807
93,500,000	0	93,500,000	3.142%, 5/29/2008(f)(h)	93,041,574	0	93,041,574
18,000,000	0	18,000,000	3.085%, 6/05/2008(h)	17,958,564	0	17,958,564
26,000,000	0	26,000,000	3.086%, 6/12/2008(f)(h)	25,937,340	0	25,937,340
15,000,000	0	15,000,000	3.338%, 6/19/2008(f)(h)	14,960,550	0	14,960,550
35,800,000	0	35,800,000	2.760%, 6/26/2008(h)	35,690,953	0	35,690,953
32,000,000	0	32,000,000	3.030%, 7/03/2008(f)(h)	31,889,056	0	31,889,056
17,000,000	0	17,000,000	3.120%, 7/10/2008(f)(h)	16,937,100	0	16,937,100
117,000,000	0	117,000,000	2.936%, 7/17/2008(g)(h)	116,520,066	0	116,520,066
23,000,000	0	23,000,000	2.237%, 7/24/2008(g)(h)	22,900,939	0	22,900,939
30,000,000	0	30,000,000	1.962%, 7/31/2008(g)(h)	29,862,870	0	29,862,870
32,000,000	0	32,000,000	1.993%, 8/07/2008(g)(h)	31,845,824	0	31,845,824
32,000,000	0	32,000,000	1.792%, 8/14/2008(g)(h)	31,835,008	0	31,835,008
45,000,000	0	45,000,000	1.922%, 8/21/2008(f)(h)	44,749,710	0	44,749,710
67,000,000	0	67,000,000	1.679%, 8/28/2008(g)(h)	66,575,756	0	66,575,756
26,600,000	0	26,600,000	1.450%, 9/04/2008(g)(h)	26,431,702	0	26,431,702
19,000,000	0	19,000,000	1.297%, 9/11/2008(g)(h)	18,871,389	0	18,871,389
26,000,000	0	26,000,000	1.028%, 9/18/2008(g)(h)	25,820,756	0	25,820,756
48,000,000	0	48,000,000	1.283%, 9/25/2008(g)(h)	47,653,056	0	47,653,056
				998,056,115	0	998,056,115
			TOTAL SHORT-TERM INVESTMENTS (Cost $1,037,228,388)	1,038,272,841	0	1,038,272,841

			Total Investments (Identified Cost $1,160,528,397) - 96.4%	1,176,862,315	0	1,176,862,315
			Other Assets & Liabilities - 3.6%	44,433,981	0	44,433,981
			Total Net Assets - 100%	$1,221,296,296	$0	$1,221,296,296

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

(a) Non-income producing security.
(b) Fair valued security.
(c) Restricted security.
(d) Private placement issue.
(e) Affiliated issuer; that is, the Fund held 5% or more of the outstanding voting securities as of March 31, 2008.
(f) All or a portion of the securities have been committed as collateral for open short positions.
(g) All or a portion of the securities have been committed as collateral for futures contracts.
(h) Rate shown is the calculated yield to maturity.
(i) Affiliated issuer upon reorganization.

CAD - Canadian Dollars

Prudent Bear Fund
Federated Prudent Bear Fund
Pro Forma Combining Schedule of Securities Sold Short
March 31, 2008 (unaudited)						Federated
						Prudent
Prudent	Federated			Prudent	Federated	Bear
Bear	Prudent	Pro Forma		Bear	Prudent	Pro Forma
Fund	Bear Fund	Combined		Fund	Bear Fund	Combined

	Shares				Value
215,000	0	215,000	ADC Telecommunications, Inc.	$2,597,200	$0	$2,597,200
101,000	0	101,000	Advanced Energy Industries, Inc.	1,339,260	0	1,339,260
115,000	0	115,000	American Express Co.	5,027,800	0	5,027,800
323,300	0	323,300	American Reprographics Co.	4,797,772	0	4,797,772
105,000	0	105,000	American Tower Corp. - Class A	4,117,050	0	4,117,050
160,000	0	160,000	Amex Financial Select SPDR Fund	3,481,800	0	3,481,800
463,945	0	463,945	AMR Corporation	4,184,784	0	4,184,784
230,000	0	230,000	Analog Devices, Inc.	6,789,600	0	6,789,600
240,000	0	240,000	AngloGold Ashanti Limited - ADR	8,150,400	0	8,150,400
150,000	0	150,000	Apex Silver Mines Ltd.	1,818,000	0	1,818,000
70,000	0	70,000	Apollo Group, Inc.	3,024,000	0	3,024,000
610,000	0	610,000	Autonation, Inc.	9,131,700	0	9,131,700
82,000	0	82,000	Bank of America Corporation	3,108,620	0	3,108,620
300,000	0	300,000	Bed Bath & Beyond Inc.	8,850,000	0	8,850,000
11,636	0	11,636	Benchmark Electronics, Inc.	208,866	0	208,866
278,800	0	278,800	Brunswick Corporation	4,452,436	0	4,452,436
150,000	0	150,000	Burger King Holdings, Inc.	4,149,000	0	4,149,000
210,000	0	210,000	Cameco Corporation	6,917,400	0	6,917,400
30,000	0	30,000	Capital One Financial Corp.	1,476,600	0	1,476,600
20,000	0	20,000	Carnival Corp.	809,600	0	809,600
20,000	0	20,000	Ciena Corp.	616,600	0	616,600
55,000	0	55,000	Cisco Systems, Inc.	1,324,950	0	1,324,950
103,000	0	103,000	The Colonial BancGroup Inc.	991,890	0	991,890
35,000	0	35,000	CommScope, Inc.	1,219,050	0	1,219,050
475,000	0	475,000	Constellation Brands, Inc. - Class A	8,393,250	0	8,393,250
30,000	0	30,000	Consumer Staples Select Sector SPDR Fund	835,800	0	835,800
200,000	0	200,000	Crown Castle International Corp.	6,898,000	0	6,898,000
35,000	0	35,000	D.R. Horton, Inc.	551,250	0	551,250
240,000	0	240,000	Denison Mines Corp.	1,515,125	0	1,515,125
335,000	0	335,000	Dick’s Sporting Goods, Inc.	8,971,300	0	8,971,300
20,300	0	20,300	Eldorado Gold Corporation	138,446	0	138,446
75,000	0	75,000	EMC Corporation	1,075,500	0	1,075,500
129,000	0	129,000	EMS Technologies, Inc.	3,501,060	0	3,501,060
290,000	0	290,000	Equifax Inc.	9,999,200	0	9,999,200
313,000	0	313,000	F5 Networks, Inc	5,687,210	0	5,687,210
420,000	0	420,000	Fair Isaac Corp.	9,038,400	0	9,038,400
121,000	0	121,000	Fannie Mae	3,184,720	0	3,184,720
5,000	0	5,000	First Solar, Inc	1,155,700	0	1,155,700
150,000	0	150,000	Fortune Brands, Inc.	10,425,000	0	10,425,000
165,000	0	165,000	Foundry Networks, Inc.	1,910,700	0	1,910,700
146,000	0	146,000	Freddie Mac	3,696,720	0	3,696,720
6,000	0	6,000	Freeport-McMoRan Copper & Gold, Inc.	577,320	0	577,320
30,000	0	30,000	Fronteer Development Group Inc.	149,057	0	149,057
390,000	0	390,000	General Motors Corporation	7,429,500	0	7,429,500
163,000	0	163,000	Genworth Financial, Inc.	3,690,320	0	3,690,320
125,000	0	125,000	Golden Star Resources Ltd.	428,750	0	428,750
35,000	0	35,000	Harley-Davidson, Inc.	1,312,500	0	1,312,500
58,000	0	58,000	Home Depot, Inc.	1,622,260	0	1,622,260
660,000	0	660,000	Industrial Select Sector SPDR Fund	24,684,000	0	24,684,000
30,000	0	30,000	iShares Russell 2000 Growth Index Fund	2,185,200	0	2,185,200
225,000	0	225,000	Ivanhoe Mines Ltd.	2,322,000	0	2,322,000
320,000	0	320,000	Ivanhoe Mines Ltd.	3,335,769	0	3,335,769
40,000	0	40,000	JDS Uniphase Corp.	535,600	0	535,600
14,000	0	14,000	JPMorgan Chase & Co.	601,300	0	601,300
68,000	0	68,000	Juniper Networks, Inc.	1,700,000	0	1,700,000
20,000	0	20,000	KB Home	494,600	0	494,600
170,000	0	170,000	Lam Research Corp.	6,497,400	0	6,497,400
150,000	0	150,000	Lamar Advertising Co.	5,389,500	0	5,389,500
74,000	0	74,000	Lehman Brothers Holdings Inc.	2,785,360	0	2,785,360
25,000	0	25,000	Lennar Corporation	470,250	0	470,250
50,000	0	50,000	Life Time Fitness, Inc.	1,560,500	0	1,560,500
320,000	0	320,000	Lincare Holdings Inc.	8,995,200	0	8,995,200
290,000	0	290,000	Maguire Properties, Inc.	4,149,900	0	4,149,900
160,000	0	160,000	Manitowoc Company, Inc.	6,528,000	0	6,528,000
99,000	0	99,000	Marvell Technology Group Ltd.	1,077,120	0	1,077,120
455,000	0	455,000	Masco Corp.	9,022,650	0	9,022,650
227,100	0	227,100	Maxim Integrated Products, Inc.	4,630,569	0	4,630,569
97,000	0	97,000	Merrill Lynch & Co., Inc.	3,951,780	0	3,951,780
38,000	0	38,000	MGIC Investment Corporation	400,140	0	400,140
46,000	0	46,000	Microchip Technology, Inc.	1,505,580	0	1,505,580
111,000	0	111,000	Morgan Stanley	5,072,700	0	5,072,700
345,000	0	345,000	National Semiconductor Corp.	6,320,400	0	6,320,400
180,000	0	180,000	Netlogic Microsystems, Inc.	4,345,200	0	4,345,200
200,000	0	200,000	Novagold Resources, Inc.	1,554,874	0	1,554,874
235,000	0	235,000	Old Republic International Corp.	3,033,850	0	3,033,850
155,000	0	155,000	Patterson Companies, Inc.	5,626,500	0	5,626,500
19,000	0	19,000	The PMI Group Inc.	110,580	0	110,580
84,000	0	84,000	Pool Corporation	1,586,760	0	1,586,760
44,000	0	44,000	QUALCOMM Inc.	1,804,000	0	1,804,000
303,000	0	303,000	Riverbed Technology, Inc.	4,502,580	0	4,502,580
425,000	0	425,000	Robert Half International, Inc.	10,939,500	0	10,939,500
105,000	0	105,000	Rockwell Automation, Inc.	6,029,100	0	6,029,100
26,000	0	26,000	Royal Caribbean Cruises Ltd.	855,400	0	855,400
290,000	0	290,000	The Scotts Co.	9,401,800	0	9,401,800
50,000	0	50,000	Semtech Corp.	716,500	0	716,500
213,600	0	213,600	Simpson Manufacturing Co., Inc.	5,805,648	0	5,805,648
49,000	0	49,000	SL Green Realty Corp.	3,992,030	0	3,992,030
30,500	0	30,500	Soapstone Networks, Inc.	218,380	0	218,380
170,000	0	170,000	SPDR S&P Retail ETF	5,390,700	0	5,390,700
235,000	0	235,000	SPDR Trust Series 1	31,012,950	0	31,012,950
70,000	0	70,000	Sprint Corp.	468,300	0	468,300
515,000	0	515,000	Starbucks Corp.	9,012,500	0	9,012,500
140,000	0	140,000	Stratasys, Inc.	2,492,000	0	2,492,000
77,000	0	77,000	SunTrust Banks, Inc.	4,245,780	0	4,245,780
35,000	0	35,000	Synovus Financial Corp.	387,100	0	387,100
1,300,000	0	1,300,000	Technology Select Sector ETF	29,120,000	0	29,120,000
80,000	0	80,000	Teck Cominco Ltd.	3,276,800	0	3,276,800
305,000	0	305,000	Telefonaktiebolaget LM Ericsson - ADR	5,993,250	0	5,993,250
30,000	0	30,000	Thor Industries, Inc.	893,100	0	893,100
130,000	0	130,000	Tidewater, Inc.	7,164,300	0	7,164,300
20,000	0	20,000	Toll Brothers, Inc.	469,600	0	469,600
60,000	0	60,000	USG Corp.	2,209,200	0	2,209,200
100,000	0	100,000	VistaPrint Limited	3,495,000	0	3,495,000
145,000	0	145,000	Vulcan Materials Co.	9,628,000	0	9,628,000
95,000	0	95,000	W.W. Grainger, Inc.	7,257,050	0	7,257,050
149,000	0	149,000	Wachovia Corporation	4,023,000	0	4,023,000
55,000	0	55,000	Washington Mutual, Inc.	566,500	0	566,500
45,000	0	45,000	Websense, Inc.	843,750	0	843,750
62,000	0	62,000	Wells Fargo & Company	1,804,200	0	1,804,200
270,000	0	270,000	Whole Foods Market, Inc.	8,901,900	0	8,901,900
290,000	0	290,000	Williams-Sonoma, Inc.	7,029,600	0	7,029,600
165,000	0	165,000	Xilinx, Inc.	3,918,750	0	3,918,750
			TOTAL SECURITIES SOLD SHORT (Proceeds $515,192,994)	$495,113,016	$0	$495,113,016

ETF - Exchange-Traded Fund
ADR - American Depositary Receipt

Prudent Bear Fund
Federated Prudent Bear Fund
Pro Forma Combining Statements of Assets & Liabilities
March 31, 2008 (unaudited)

					Federated
	Prudent	Federated			Prudent Bear
	Bear	Prudent Bear	Pro Forma		Proforma
	Fund	Fund	Adjustment		Combined
Assets:
Investments at value:
Unaffiliated issuers	$1,117,771,813	0	0		$1,117,771,813
Affiliated issuers	59,090,502	0	0		59,090,502
Deposit at brokers for short sales	20,731,437	0	0		20,731,437
Receivable from broker for proceeds on securities sold short	503,129,599	0	0		503,129,599
Receivable for investments sold	19,829,341	0	0		19,829,341
Receivable for capital shares issued	9,751,641	0	0		9,751,641
Interest and dividends receivable	81,411	0	0		81,411
Cash	1,273,313	0	0		1,273,313
Other assets	1,055,702	0	0		1,055,702
Total assets	1,732,714,759	0	0		1,732,714,759
Liabilities:
Securities sold short, at value (proceeds of $515,192,994)	495,113,016	0	0		495,113,016
Payable for investments purchased	7,353,571	0	0		7,353,571
Payable for futures contracts	2,448,071	0	0		2,448,071
Payable for capital shares redeemed	3,664,977	0	0		3,664,977
Payable to Adviser	1,307,920	0	0		1,307,920
Dividends payable on short positions	376,699	0	0		376,699
Accrued expenses and other liabilities	1,154,209	0	0		1,154,209
Total liabilities	511,418,463	0	0		511,418,463
Net Assets	$1,221,296,296	$0	$0		$1,221,296,296
Net Assets Consist of:
Capital stock	$1,258,024,449	$0	$0		$1,258,024,449
Accumulated net investment loss	(8,286,959)	0	0		(8,286,959)
Accumulated net realized loss on long transactions, short transactions, options contracts expired or closed, futures contracts closed and foreign currency translation	(53,423,590)	0	0		(53,423,590)
Net unrealized appreciation on investments, short transactions and futures contracts	24,982,396	0	0		24,982,396
Total Net Assets	$1,221,296,296	$0	$0		$1,221,296,296
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Net Assets
Class A Shares	$1,151,090,290	$0	$0		$1,151,090,290
Class C Shares	$70,206,006	$0	$0		$70,206,006
Institutional Shares	$0	$0	$0		$0
Shares Outstanding
Class A Shares	174,071,689	0	0		174,071,689
Class C Shares	11,052,041	0	0		11,052,041
Institutional Shares	0	0	0		0
Net Asset Value Per Share
Class A Shares	$6.61	$0	$0		$6.61
Class C Shares	$6.35	$0	$0		$6.35
Institutional Shares	$0	$0	$0		0
Offering Price Per Share
Class A Shares	$6.61	$0	$0.38	(a)	$6.99
Class C Shares	$6.35	$0	$0		$6.35
Institutional Shares	0	0	0		0
Redemption Proceeds Per Share
Class A Shares	$6.61	$0	0		$6.61
Class C Shares	$6.35	$0	$(0.06)	(b)	$6.29
Institutional Shares	0	0	0		0

Investments, at identified cost	$1,160,528,397	$0	$0		$1,160,528,397

(a) Computation of offering price per share: 100/94.50 of net asset value.
(b) Computation of redemption proceeds per share:  99/100 of net asset value.

Prudent Bear Fund
Federated Prudent Bear Fund
Pro Forma Combining Statements of Operations
Six Months Ended March 31, 2008 (unaudited)					Federated
					Prudent
	Prudent	Federated			Bear
	Bear	Prudent	Pro Forma		Pro Forma
	Fund	Bear Fund	Adjustment		Combined
Investment Income:
Interest income	$21,850,149	$0	$0		$21,850,149
Dividend income on long positions from unaffiliated issuers	9,079	0	0		9,079
Dividend income on long positions from affiliated issuers (net of foreign
taxes withheld of $111,683)	632,872	0	0		632,872
Total Investment Income	22,492,100	0	0		22,492,100
Expenses:
Investment adviser fee	6,252,193	0	0		6,252,193
Administrative personnel and services fee	342,493	0	47,144	(a)	389,637
Custodian fees	65,690	0	(41,682)	(b)	24,008
Shareholder servicing and accounting costs	420,050	0	(420,050)	(c)	0
Portfolio accounting fees	0	0	58,520	(d)	58,520
Transfer and dividend disbursing agent fees and expenses	0	0	650,228	(e)	650,228
Directors'/Trustees' fees	9,479	0	771	(f)	10,250
Professional fees	56,004	0	(56,004)	(g)	0
Auditing fees	0	0	13,250	(h)	13,250
Legal fees	0	0	8,750	(i)	8,750
Distribution services fee – Class A Shares	1,178,680	0	(942,944)	(j)	235,736
Distribution services fee - Class C Shares	287,026	0	(71,750)	(j)	215,276
Shareholder services fees – Class A Shares	0	0	1,178,680	(k)	1,178,680
Shareholder services fees - Class C Shares	0	0	71,759	(k)	71,759
Share registration costs	52,644	0	(10,394)	(l)	42,250
Printing and postage	36,935	0	(9,435)	(m)	27,500
Insurance premiums	32,694	0	(27,694)	(n)	5,000
Miscellaneous expense	49,672	0	(43,922)	(o)	5,750
Dividends on short positions	5,053,804	0	0		5,053,804
Total Expenses	13,837,364	0	405,227		14,242,591
Waivers and Expense Reduction:
Expense reduction	(204,001)	0	0		(204,001)
Waiver of investment adviser fee	0	0	(140,960)	(p)	(140,960)
Waiver of administrative personnel and services fee	0	0	(9,003)	(q)	(9,003)
Waiver of distribution services fee	0	0	(235,736)	(r)	(235,736)
Total Waivers and Expense Reduction	(204,001)	0	(385,699)		(589,700)
Net Expenses	13,633,363	0	19,528		13,652,891
Net Investment Income	8,858,737	0	(19,528)		8,839,209
Realized and Unrealized Gain on Investments, Options, Futures
Contracts and Foreign Currency Translation
Net realized loss on long transactions from sales of unaffiliated issuers	(122,277)	0	0		(122,277)
Net realized gain on long transactions from sales of affiliated issuers	1,110,243	0	0		1,110,243
Net realized gain on short transactions	34,555,752	0	0		34,555,752
Net realized gain on options contracts expired or closed	14,861,392	0	0		14,861,392
Net realized gain on futures contracts closed	39,463,689	0	0		39,463,689
Net realized gain on foreign currency translation	29,359	0	0		29,359
Net change in unrealized appreciation (depreciation) of investments
and foreign currency translation	(21,036,257)	0	0		(21,036,257)
Net change in unrealized appreciation (depreciation) on short transactions	38,495,290	0	0		38,495,290
Net change in unrealized appreciation (depreciation) on futures contracts	(3,489,625)	0	0		(3,489,625)
Net realized and unrealized gain on investments	103,867,566	0	0		103,867,566
Change in net assets resulting from operations	$112,726,303	$0	($19,528)		$112,706,775

(See Notes to Pro Forma Financial Statements)

Prudent Bear Fund
Federated Prudent Bear Fund
Notes to Pro Forma Financial Statements
For the Six Months Ended March 31, 2008 (unaudited)

Note 1. Description of the Fund

Prudent Bear Fund (“Portfolio”), a series of Prudent Bear Funds, Inc.  (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act), as an open-end management investment company.  The Portfolio is a diversified portfolio.

Federated Prudent Bear Fund, a series of Federated Equity Funds, is registered under the Act as an open-end, management investment company.  Prudent Bear Fund (the “Predecessor Fund”) was reorganized into Federated Prudent Bear Fund as of the close of business on December , 2008.  Prior to the reorganization, the Federated Prudent Bear Fund had no investment operations.  Federated Prudent Bear Fund is the successor to the Predecessor Fund, which commenced operations on December 28, 1995.    For the purposes of these Pro Forma Financial Statements, the financial information covers the period from October 1, 2007 to March 31, 2008.  Federated Prudent Bear Fund consists of three classes of shares: Class A Shares, Class C Shares and Institutional Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolio of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Prudent Bear Fund and Federated Prudent Bear Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the period ended March 31, 2008.  These statements have been derived from the books and records utilized in calculating daily net asset values at March 31, 2008.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of Prudent Bear Fund which have been incorporated by reference in the Statement of Additional Information.  The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Prudent Bear Fund No Load Shares and Class C Shares for Class A Shares and Class C Shares, respectively, of Federated Prudent Bear Fund.  Under generally accepted accounting principles, Federated Prudent Bear Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended March 31, 2008, Prudent Bear Fund and Federated Prudent Bear Fund would have paid investment advisory fees computed at the annual rate of 1.25% as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by Federated Investors, Inc. and David W. Tice & Associates, LLC and their affiliates.

Note 3. Portfolio of Investments

The Federated Prudent Bear Fund had not become effective with the Securities and Exchange Commission as of March 31, 2008.  The Portfolio of Investments provided is for the Prudent Bear Fund as of March 31, 2008, and it is not anticipated to change significantly in connection with the proposed reorganization.

Note 4. Portfolio Valuation

In calculating its net asset value (NAV), the Federated Prudent Bear Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•
Fixed-income securities acquired with remaining maturities greater than sixty-days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of sixty-days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	OTC derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

 The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Note 5. Shares of Beneficial Interest

The Pro Forma Class A Shares and Class C Shares net asset value per share assumes the issuance of 174,071,689 Class A Shares and 11,052,041 Class C Shares of Federated Prudent Bear Fund in exchange for 174,071,689 No Load Shares and 11,052,041 Class C Shares, respectively, of Prudent Bear Fund which would have been outstanding at March 31, 2008 in connection with the proposed reorganization, assuming the two Funds had been combined as of such date.

Note 6. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Federated Prudent Bear Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

The identified cost of investments for the Funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined Fund.

Note 7. Pro Forma Adjustments

(a)  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides Federated Prudent Bear Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.  FAS may voluntarily choose to waive any portion of its fee.  FAS can terminate its voluntary waiver at any time at its sole discretion.  As of March 31, 2008, U.S. Bancorp Fund Services LLC provided administrative services to the Prudent Bear Fund.  An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated Prudent Bear Pro Forma Combined Fund’s average daily net assets.

(b)  Adjustment to reflect custodian fees based upon the current expense structure for the Federated Prudent Bear Pro Forma Combined Fund.

(c)  Adjustment to reflect combined transfer agency and portfolio accounting fees as separate expenses.

(d) Adjustment to reflect portfolio accounting fees as a separate fund expense based upon the current expense structure for the Federated Prudent Bear Pro Forma Combined Fund.

(e)  Adjustment to reflect transfer and dividend disbursing agent fees and expense as a separate fund expense based upon the current expense structure for the Federated Prudent Bear Pro Forma Combined Fund.

(f)  Adjustment to reflect directors’/trustees’ fees based upon the current expense structure for the Federated Prudent Bear Pro Forma Combined Fund.

(g)  Adjustment to reflect combined audit and legal fees as separate expenses.

(h)  Adjustment to reflect auditing fees as a separate fund expense based upon the current expense structure for the Federated Prudent Bear Pro Forma Combined Fund.

(i)  Adjustment to reflect legal fees as a separate fund expense based upon the current expense structure for the Federated Prudent Bear Pro Forma Combined Fund.

(j)  Under a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act, the Federated Prudent Bear Fund may incur distribution expenses at 0.05% and 0.75% of the daily net assets of the Fund’s Class A Shares and Class C Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor.  FSC may voluntarily choose to waive any portion of its fee.  The Federated Prudent Bear Fund has no present intention of accruing or paying the distribution services fee on the Class A Shares.  Under a similar plan, the Prudent Bear Fund may incur distribution expenses up to 0.25% of the No Load Shares and 1.00% of the Class C Shares.  Adjustment to reflect expense structure of the Federated Prudent Bear Fund on average daily net assets of the Federated Prudent Bear Pro Forma Combined Fund.

(k)  Under the terms of a Shareholder Services Agreement, Federated Prudent Bear Fund may pay fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC).  FSSC or theses financial intermediaries may voluntarily choose to waive any portion of their fee.  Adjustment is to apply the expense structure of Federated Prudent Bear Fund to the average daily net assets of the Federated Prudent Bear Pro Forma Combined Fund.

(l) Adjustment to reflect the current expense structure for the Federated Prudent Bear Pro Forma Combined Fund.

(m) Adjustment to reflect the current expense structure for the Federated Prudent Bear Pro Forma Combined Fund.

(n) Adjustment to reflect the current expense structure for the Federated Prudent Bear Pro Forma Combined Fund.

(o) Adjustment to reflect the current expense structure for the Federated Prudent Bear Pro Forma Combined Fund.

(p)  The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (excluding Acquired Fund Fees and Expenses and Dividends on Short Positions) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.76%, 2.51% and 1.51%, respectively.  Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.  Adjustment reflects the voluntary waiver of investment adviser fee.

(q)  Adjustment to reflect the anticipated voluntary waiver of administrative personnel and services fees for the Federated Prudent Bear Pro Forma Combined Fund.

(r)  Adjustment to reflect the anticipated voluntary waiver of the distribution (12b-1) fee, which reflects Federated Prudent Bear Pro Forma Combined Fund’s present intention not to charge a distribution (12b-1) fee for the Fund’s Class A Shares.

PRO FORMA FINANCIAL STATEMENTS FOR THE PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Prudent Global Income Fund and Prudent Global Income Fund (individually referred to as the “Fund” or collectively as the “Funds”), for the period ended September 30, 2007.  Prudent Global Income Fund  (the “Predecessor Fund”) will be reorganized into Federated Prudent Global Income Fund as of the close of business on or about December , 2008.  Prior to the reorganization, Federated Prudent Global Income Fund had no investment operations.  Federated Prudent Global Income Fund is the successor to the Predecessor Fund, which commenced operations on February 2, 2000.  For the purposes of these Pro Forma Financial Statements, the financial information covers the period from October 1, 2006 to September 30, 2007.  These statements have been derived from the books and records utilized in calculating daily net asset values at September 30, 2007.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Prudent Global Income Fund for Class A Shares of Federated Prudent Global Income Fund. Under generally accepted accounting principles, Federated Prudent Global Income Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted, if necessary,  to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

Prudent Global Income Fund
Federated Prudent Global Income Fund
Pro Forma Combining Portfolio of Investments
September 30, 2007 (unaudited)
						Federated
	Federated				Federated	Prudent
Prudent	Prudent			Prudent	Prudent	Global Income
Global Income	Global Income	Pro Forma		Global Income	Global Income	Pro Forma
Fund	Fund	Combined		Fund	Fund	Combined

	Shares				Value
COMMON STOCKS - 6.9%
CANADA - 4.7%
90,186	0	90,186	Agnico-Eagle Mines Limited	$4,472,805	$0	$4,472,805
2,500,000	0	2,500,000	BacTech Mining Corporation(a)	502,689	0	502,689
445,000	0	445,000	Central Fund of Canada Limited - Class A	4,374,350	0	4,374,350
300,000	0	300,000	Kinross Gold Corporation(a)	4,494,000	0	4,494,000
125,000	0	125,000	Meridian Gold, Inc.(a)	4,137,500	0	4,137,500
				17,981,344	0	17,981,344
SOUTH AFRICA - 1.1%
85,000	0	85,000	AngloGold Ashanti Limited - ADR	3,985,650	0	3,985,650
UNITED STATES - 1.1%
20,000	0	20,000	Newmont Mining Corp.	894,600	0	894,600
100,000	0	100,000	Royal Gold, Inc.	3,275,000	0	3,275,000
				4,169,600	0	4,169,600
			TOTAL COMMON STOCKS (Cost $15,632,452)	26,136,594	0	26,136,594
Principal Amount
CONVERTIBLE BOND - 0.6%
3,000,000	0	3,000,000	CAD BacTech Mining Corporation 10.000%, 3/15/2009 (Acquired 3/15/04, Cost $2,230,050)(b)(c)(d)	2,111,296	0	2,111,296
			TOTAL CONVERTIBLE BOND (Cost $2,230,050)	2,111,296	0	2,111,296
STRUCTURED NOTE - 3.3%
$7,000,000	$0	$7,000,000	UBS Gold Bullion Notes 0.000%, 8/29/2008(a)(e)	12,320,000	0	12,320,000
			TOTAL STRUCTURED NOTE (Cost $7,000,000)	12,320,000	0	12,320,000
FOREIGN TREASURY OBLIGATIONS - 70.7%
AUSTRALIA - 4.1%
17,125,000	0	17,125,000	AUD Australian Government Bond 8.750%, 8/15/2008	15,497,643	0	15,497,643
CANADA - 8.1%
30,998,000	0	30,998,000	CAD Canadian Treasury Bill 4.184%, 2/21/2008(f)	30,658,928	0	30,658,928
DENMARK - 4.0%
78,980,000	0	78,980,000	DKK Kingdom of Denmark Bond 7.000%, 11/15/2007	15,147,560	0	15,147,560
FRANCE - 9.6%
25,590,000	0	25,590,000	EUR French Treasury Note 4.149%, 12/06/2007(f)	36,236,292	0	36,236,292
GERMANY - 10.7%
28,495,000	0	28,495,000	EUR Bundesschatzanweisungen German Bond 2.750%, 12/14/2007	40,523,369	0	40,523,369
HONG KONG - 4.5%
135,000,000	0	135,000,000	HKD Hong Kong Treasury Bill 3.700%, 1/16/2008(f)	17,200,937	0	17,200,937
ITALY - 3.3%
1,410,000,000	0	1,410,000,000	JPY Republic of Italy Bond 3.800%, 3/27/2008	12,450,939	0	12,450,939
NORWAY - 4.7%
99,300,000	0	99,300,000	NOK Norwegian Treasury Bill 4.897%, 9/17/2008(f)	17,599,100	0	17,599,100
SINGAPORE - 4.4%
24,500,000	0	24,500,000	SGD Singapore Government Bond 2.625%, 10/1/2007	16,492,763	0	16,492,763
SWEDEN - 4.5%
109,000,000	0	109,000,000	SEK Swedish Government Bond 6.500%, 5/05/2008	17,166,726	0	17,166,726
SWITZERLAND - 10.8%
47,407,000	0	47,407,000	CHF Swiss Government Bond 4.250%, 1/08/2008	40,924,548	0	40,924,548
UNITED KINGDOM - 2.0%
3,650,000	0	3,650,000	GBP United Kingdom Treasury Bond 5.000%, 3/07/2008	7,459,290	0	7,459,290
			TOTAL FOREIGN TREASURY OBLIGATIONS (Cost $249,752,836)	267,358,095	0	267,358,095
	Shares
SHORT-TERM INVESTMENTS - 17.4%
MUTUAL FUND - 2.4%
9,018,436	0	9,018,436	Federated US Treasury Cash Reserve Fund (g)	9,018,436	0	9,018,436
Principal Amount
U.S. TREASURY BILLS - 15.0%
$2,000,000	$0	$2,000,000	3.774%,10/11/2007(f)	1,997,937	0	1,997,937
20,000,000	0	20,000,000	3.797%,10/18/2007(f)	19,964,759	0	19,964,759
20,100,000	0	20,100,000	3.001%,10/25/2007(f)	20,060,452	0	20,060,452
13,000,000	0	13,000,000	3.206%,11/01/2007(f)	12,964,722	0	12,964,722
2,000,000	0	2,000,000	3.341%,11/08/2007(f)	1,993,071	0	1,993,071
				56,980,941	0	56,980,941
			TOTAL SHORT-TERM INVESTMENTS (Cost $65,999,377)	65,999,377	0	65,999,377
			Total Investments (Cost $340,614,715) - 98.9%	373,925,362	0	373,925,362
			Other Assets & Liabilities - 1.1%	4,341,101	0	4,341,101
			Total Net Assets - 100%	$378,266,463	$0	$378,266,463

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.

(a) Non-income producing security.
(b) Fair valued security.
(c) Restricted security.
(d) Private placement issue.
(e) Redemption value linked to the value of gold bullion.
(f) Rate shown is the calculated yield to maturity.
(g) Affiliated issuer upon reorganization.

ADR - American Depositary Receipt
AUD - Australian Dollars
GBP - British Pounds
CAD - Canadian Dollars
DKK - Danish Krone
EUR - European Monetary Units
HKD - Hong Kong Dollars
JPY - Japanese Yen
NOK - Norwegian Kroner
SGD - Singapore Dollars
CHF - Swiss Francs
SEK - Swedish Krona

Prudent Global Income Fund
Federated Prudent Global Income Fund
Pro Forma Combining Statements of Assets & Liabilities
September 30, 2007 (unaudited)

					Federated Prudent
	Prudent	Federated			Global Income
	Global Income	Prudent Global	Pro Forma		Proforma
	Fund	Income Fund	Adjustment		Combined
Assets:
Investments in securities, at value	$373,925,362	0	0		$373,925,362
Receivable for capital shares issued	1,049,762	0	0		1,049,762
Interest and dividends receivable	5,157,497	0	0		5,157,497
Other assets	24,735	0	0		24,735
Total assets	380,157,356	0	0		380,157,356
Liabilities:
Payable for capital shares redeemed	1,079,016	0	0		1,079,016
Payable to Adviser	224,116	0	0		224,116
Accrued expenses and other liabilities	587,761	0	0		587,761
Total liabilities	1,890,893	0	0		1,890,893
Net Assets	$378,266,463	$0	$0		$378,266,463
Net Assets Consist of:
Paid-in capital	$333,569,312	$0	$0		$333,569,312
Accumulated net investment income	3,526,551				3,526,551
Accumulated undistributed net realized gain on long transactions and foreign currency translation	7,673,059	0	0		7,673,059
Net unrealized appreciation on investments and foreign currency translation	33,497,541	0	0		33,497,541
Total Net Assets	$378,266,463	$0	$0		$378,266,463
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Net Assets
Class A Shares	$378,266,463	$0	$0		$378,266,463
Class C Shares	0	0	0		0
Institutional Shares	0	0	0		0
Shares Outstanding
Class A Shares	28,432,180	0	0		28,432,180
Class C Shares	0	0	0		0
Institutional Shares	0	0	0		0
Net Asset Value Per Share
Class A Shares	$13,30	$0	0		$13.30
Class C Shares	0	0	0		0
Institutional Shares	0	0	0		0
Offering Price Per Share
Class A Shares	$13.30	$0	$0.63	(a)	$13.93
Class C Shares	0	0	0		0
Institutional Shares	0	0	0		0
Redemption Proceeds Per Share
Class A Shares	$13.30	$0	0		$13.30
Class C Shares	0	0	0		0
Institutional Shares	0	0	0		0

Investments, at identified cost	$340,614,715	$0	$0		$340,614,715

(a) Computation of offering price per share: 100/95.50 of net asset value.

Prudent Global Income Fund
Federated Prudent Global Income Fund
Pro Forma Combining Statements of Operations					Federated
September 30, 2007 (unaudited)					Prudent
		Federated			Global
	Prudent	Prudent			Income
	Global Income	Global Income	Pro Forma		Pro Forma
	Fund	Fund	Adjustment		Combined
Investment Income:
Interest income (net of foreign taxes withheld of $178,320)	$11,052,748	$0	$0		$11,052,748
Dividend income on long positions (net of foreign taxes withheld of $2,786)	97,883	0	0		97,883
Total Investment Income	11,150,631	0	0		11,150,631
Expenses:
Investment adviser fee	2,605,203	0	0		2,605,203
Administrative personnel and services fee	230,057	0	40,537	(a)	270,594
Custodian fees	59,185	0	(16,112)	(b)	43,073
Shareholder servicing and accounting costs	365,451	0	(365,451)	(c)	0
Portfolio accounting fees	0	0	83,930	(d)	83,930
Transfer and dividend disbursing agent fees and expenses	0	0	446,358	(e)	446,358
Directors'/Trustees' fees	17,785	0	(10,713)	(f)	7,072
Professional fees	97,966	0	(97,966)	(g)	0
Auditing fees	0	0	26,500	(h)	26,500
Legal fees	0	0	18,230	(i)	18,230
Distribution services fee - Class A Shares	868,401	0	(694,721)	(j)	173,680
Shareholder services fee - Class A Shares	0	0	868,401	(k)	868,401
Share registration costs	32,952	0	43,348	(l)	76,300
Printing and postage	37,500	0	3,530	(m)	41,030
Insurance premiums	31,635	0	(25,200)	(n)	6,435
Miscellaneous expense	95,220	0	(90,420)	(o)	4,800
Total Expenses	4,441,355	0	230,251		4,671,606
Waivers and Expense Reduction:
Expense reduction	(28,690)	0	28,690		0
Waiver of investment adviser fee	0	0	(79,009)	(p)	(79,009)
Waiver of administrative personnel and services fee	0	0	(6,252)	(q)	(6,252)
Waiver of distribution services fee	0	0	(173,680)	(r)	(173,680)
Total Waivers and Expense Reduction	(28,690)	0	(230,251)		(258,941)
Net Expenses	4,412,665	0	0		4,412,665
Net Investment Income	6,737,966	0	0		6,737,966
Realized and Unrealized Gain on Investments and Foreign
Currency Translation
Net realized gain on long transactions from sales of unaffiliated issuers	15,801,421	0	0		15,801,421
Net realized loss on long transactions from sales of affiliated issuers	(612,861)	0	0		(612,861)
Net realized gain on foreign currency translation	69,843	0	0		69,843
Net change in unrealized appreciation (depreciation) of investments and
foreign currency translation	22,724,259	0	0		22,724,259
Net realized and unrealized gain on investments	37,982,662	0	0		37,982,662
Change in net assets resulting from operations	$44,720,628	$0	$0		$44,720,628

(See Notes to Pro Forma Financial Statements)

Prudent Global Income Fund
Federated Prudent Global Income Fund
Notes to Pro Forma Financial Statements
For the Year Ended September 30, 2007 (unaudited)

Note 1. Description of the Fund

Prudent Global Income Fund (“Portfolio”), a series of Prudent Bear Funds, Inc.  (the “Company”), is registered under the Investment Company Act of 1940, as amended (the “Act), as an open-end management investment company.  The Portfolio is a non-diversified portfolio.

Federated Prudent Global Income Fund, a series of Federated Income Securities Trust, is registered under the Act as an open-end, management investment company.  Prudent Global Income Fund (the “Predecessor Fund”) was reorganized into Federated Prudent Global Income Fund as of the close of business on December , 2008.  Prior to the reorganization, the Federated Prudent Global Income Fund had no investment operations.  Federated Prudent Global Income Fund is the successor to the Predecessor Fund, which commenced operations on February 2, 2000.    For the purposes of these Pro Forma Financial Statements, the financial information covers the period from October 1, 2006 to September 30, 2007.  Federated Prudent Global Income Fund consists of three classes of shares: Class A Shares, Class C Shares and Institutional Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolio of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Prudent Global Income Fund and  Federated Prudent Global Income Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the period ended September 30, 2007.  These statements have been derived from the books and records utilized in calculating daily net asset values at September 30, 2007.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of Prudent Global Income Fund which have been incorporated by reference in the Statement of Additional Information.  The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Prudent Global Income Fund for Class A Shares of Federated Prudent Global Income Fund.  Under generally accepted accounting principles, Federated Prudent Global Income Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended September 30, 2007, Prudent Global Income Fund and Federated Prudent Global Income Fund would have paid investment advisory fees computed at the annual rate of 0.75% as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by Federated Investors, Inc. and David W. Tice & Associates, LLC and their affiliates.

Note 3. Portfolio of Investments

The Federated Prudent Global Income Fund had not become effective with the Securities and Exchange Commission as of September 30, 2007.  The Portfolio of Investments provided is for the Prudent Global Income Fund as of September 30, 2007, and it is not anticipated to change significantly in connection with the proposed reorganization.

Note 4. Portfolio Valuation

In calculating its net asset value (NAV), the Federated Prudent Global Income Fund generally values investments as follows:
•
Fixed-income securities acquired with remaining maturities greater than sixty-days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of sixty-days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	OTC derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

 The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Note 5. Shares of Beneficial Interest

The Pro Forma Class A Shares net asset value per share assumes the issuance of 28,432,180 Class A Shares of Federated Prudent Global Income Fund in exchange for 28,432,180 Shares of Prudent Global Income Fund which would have been outstanding at September 30, 2007 in connection with the proposed reorganization, assuming the two Funds had been combined as of such date.

Note 6. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Federated Prudent Global Income Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

The identified cost of investments for the Funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined Fund.

Note 7. Pro Forma Adjustments

(a)  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides Federated Prudent Global Income Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.  FAS may voluntarily choose to waive any portion of its fee.  FAS can terminate its voluntary waiver at any time at its sole discretion.  As of September 30, 2007, U.S. Bancorp Fund Services LLC provided administrative services to the Prudent Global Income Fund.  An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated Prudent Global Income Pro Forma Combined Fund’s average daily net assets.

(b)  Adjustment to reflect custodian fees based upon the current expense structure for the Federated Prudent Global Income Pro Forma Combined Fund.

(c)  Adjustment to reflect combined transfer agency and portfolio accounting fees as separate expenses.

(d) Adjustment to reflect portfolio accounting fees as a separate fund expense based upon the current expense structure for the Federated Prudent Global Income Pro Forma Combined Fund.

(e)  Adjustment to reflect transfer and dividend disbursing agent fees and expense as a separate fund expense based upon the current expense structure for the Federated Prudent Global Income Pro Forma Combined Fund.

(f)  Adjustment to reflect directors’/trustees’ fees based upon the current expense structure for the Federated Prudent Global Income Pro Forma Combined Fund.

(g)  Adjustment to reflect combined audit and legal fees as separate expenses.

(h)  Adjustment to reflect auditing fees as a separate fund expense based upon the current expense structure for the Federated Prudent Global Income Pro Forma Combined Fund.

(i)  Adjustment to reflect legal fees as a separate fund expense based upon the current expense structure for the Federated Prudent Global Income Pro Forma Combined Fund.

(j)  Under a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act, the Federated Prudent Global Income Fund may incur distribution expenses at 0.05% and 0.75% of the daily net assets of the Fund’s Class A Shares and Class C Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor.  FSC may voluntarily choose to waive any portion of its fee.  The Federated Prudent Global Income Fund has no present intention of accruing or paying the distribution services fee on the Class A Shares.  Under a similar plan, the Prudent Global Income Fund may incur distribution expenses up to 0.25% of the No Load Shares and 1.00% of the Class C Shares.  Adjustment to reflect expense structure of the Federated Prudent Global Income Fund on average daily net assets of the Federated Prudent Global Income Pro Forma Combined Fund.

(k)  Under the terms of a Shareholder Services Agreement, Federated Prudent Global Income Fund may pay fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC).  FSSC or theses financial intermediaries may voluntarily choose to waive any portion of their fee.  Adjustment is to apply the expense structure of Federated Prudent Global Income Fund to the average daily net assets of the Federated Prudent Global Income Pro Forma Combined Fund.

(l) Adjustment to reflect the current expense structure for the Federated Prudent Global Income Pro Forma Combined Fund.

(m) Adjustment to reflect the current expense structure for the Federated Prudent Global Income Pro Forma Combined Fund.

(n) Adjustment to reflect the current expense structure for the Federated Prudent Global Income Pro Forma Combined Fund.

(o) Adjustment to reflect the current expense structure for the Federated Prudent Global Income Pro Forma Combined Fund.

(p)  The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.28%, 2.03% and 1.03%, respectively.  Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.  Adjustment reflects the voluntary waiver of investment adviser fee.

(q)  Adjustment to reflect the anticipated voluntary waiver of administrative personnel and services fees for the Federated Prudent Global Income Pro Forma Combined Fund.

(r)  Adjustment to reflect the anticipated voluntary waiver of the distribution (12b-1) fee, which reflects Federated Prudent Global Income Pro Forma Combined Fund’s present intention not to charge a distribution (12b-1) fee for the Fund’s Class A Shares.

PRO FORMA FINANCIAL STATEMENTS FOR THE PERIOD ENDED MARCH 31, 2008 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Prudent Global Income Fund and Prudent Global Income Fund (individually referred to as the “Fund” or collectively as the “Funds”), for the period ended March 31, 2008.  Prudent Global Income Fund  (the “Predecessor Fund”) will be reorganized into Federated Prudent Global Income Fund as of the close of business on or about December , 2008.  Prior to the reorganization, Federated Prudent Global Income Fund had no investment operations.  Federated Prudent Global Income Fund is the successor to the Predecessor Fund, which commenced operations on February 2, 2000.  For purposes of these Pro Forma Financial Statements, the financial information covers the period from October 1, 2007 to March 31, 2008.  These statements have been derived from the books and records utilized in calculating daily net asset values at March 31, 2008.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Prudent Global Income Fund for Class A Shares of Federated Prudent Global Income Fund. Under generally accepted accounting principles, Federated Prudent Global Income Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted, if necessary, to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

Prudent Global Income Fund
Federated Prudent Global Income Fund
Pro Forma Combining Portfolio of Investments
March 31, 2008 (unaudited)
						Federated
	Federated				Federated	Prudent
Prudent	Prudent			Prudent	Prudent	Global Income
Global Income	Global Income	Pro Forma		Global Income	Global Income	Pro Forma
Fund	Fund	Combined		Fund	Fund	Combined

	Shares				Value
COMMON STOCKS - 6.1%
CANADA - 4.7%
90,186	0	90,186	Agnico-Eagle Mines Limited	$6,116,956	$0	$6,116,956
2,500,000	0	2,500,000	BacTech Mining Corporation(a)	194,846	0	194,846
445,000	0	445,000	Central Fund of Canada Limited - Class A	5,598,100	0	5,598,100
300,000	0	300,000	Kinross Gold Corporation	6,633,000	0	6,633,000
279,375	0	279,375	Yamana Gold, Inc.	4,084,463	0	4,084,463
				22,627,365	0	22,627,365
SOUTH AFRICA - 0.6%
85,000	0	85,000	AngloGold Ashanti Limited - ADR	2,886,600	0	2,886,600
UNITED STATES - 0.8%
20,000	0	20,000	Newmont Mining Corp.	906,000	0	906,000
100,000	0	100,000	Royal Gold, Inc.	3,017,000	0	3,017,000
				3,923,000	0	3,923,000
			TOTAL COMMON STOCKS (Cost $15,632,452)	29,436,965	0	29,436,965
Principal Amount
CONVERTIBLE BOND - 0.4%
2,500,000	0	2,500,000	CAD BacTech Mining Corporation 10.000%, 3/15/2009 (Acquired 3/15/04, Cost $2,230,050)(b)(c)(d)	1,753,617	0	1,753,617
			TOTAL CONVERTIBLE BOND (Cost $2,230,050)	1,753,617	0	1,753,617
STRUCTURED NOTE - 3.2%
$7,000,000	$0	$7,000,000	UBS Gold Bullion Notes 0.000%, 8/29/2008(a)(e)	15,277,500	0	15,277,500
			TOTAL STRUCTURED NOTE (Cost $7,000,000)	15,277,500	0	15,277,500
FOREIGN TREASURY OBLIGATIONS - 71.7%
AUSTRALIA - 3.3%
17,125,000	0	17,125,000	AUD Australian Government Bond 8.750%, 8/15/2008	15,769,270	0	15,769,270
BELGIUM - 4.0%
12,450,000	0	12,450,000	EUR Kingdom of Belgium Bond 3.000%, 9/28/2008	19,565,415	0	19,565,415
CANADA - 9.3%
35,050,000	0	35,050,000	CAD Canadian Treasury Bill 4.250%, 12/01/2008	34,529,261	0	34,529,261
1,011,000,000	0	1,011,000,000	JPY Canadian Treasury Bill 1.900%, 3/23/2009	10,264,672	0	10,264,672
				44,793,933	0	44,793,933
DENMARK - 4.0%
91,820,000	0	91,820,000	DKK Kingdom of Denmark Bond 4.000%, 8/15/2008	19,421,678	0	19,421,678
FRANCE - 4.1%
12,470,000	0	12,470,000	EUR French Treasury Note 4.000%, 9/12/2009	19,759,932	0	19,759,932
GERMANY - 3.5%
10,700,000	0	10,700,000	EUR Bundesschatzanweisungen German Bond 3.750%, 12/12/2008	16,874,617	0	16,874,617
HONG KONG - 6.5%
245,000,000	0	245,000,000	HKD Hong Kong Treasury Bill 1.498%, 1/07/2009(f)	31,263,066	0	31,263,066
ITALY - 4.3%
2,100,000,000	0	2,100,000,000	JPY Republic of Italy Bond 0.650%, 3/20/2009	21,033,160	0	21,033,160
NETHERLANDS - 4.1%
12,450,000	0	12,450,000	EUR Netherlands Government Bond 3.750%, 7/15/2009	19,643,978	0	19,643,978
NORWAY - 4.4%
110,300,000	0	110,300,000	NOK Norwegian Treasury Bill 4.892%, 9/17/2008(f)	21,174,758	0	21,174,758
SINGAPORE - 5.8%
26,500,000	0	26,500,000	SGD Singapore Government Bond 1.500%, 4/01/2008	19,252,425	0	19,252,425
12,050,000	0	12,050,000	SGD Singapore Government Bond 4.375%, 1/15/2009	8,988,374	0	8,988,374
				28,240,799	0	28,240,799
SWEDEN - 4.3%
13,000,000	0	13,000,000	SEK Swedish Government Bond 5.000%, 1/28/2009	2,201,873	0	2,201,873
109,000,000	0	109,000,000	SEK Swedish Government Bond 6.500%, 5/05/2008	18,377,475	0	18,377,475
				20,579,348	0	20,579,348
SWITZERLAND - 14.1%
66,870,000	0	66,870,000	CHF Swiss Government Bond 3.250%, 2/11/2009	68,007,147	0	68,007,147
			TOTAL FOREIGN TREASURY OBLIGATIONS (Cost $323,215,032)	346,127,101	0	346,127,101
	Shares
SHORT-TERM INVESTMENTS - 16.5%
MUTUAL FUND - 5.0%
23,910,504	0	23,910,504	Federated US Treasury Cash Reserve Fund (g)	23,910,504	0	23,910,504
Principal Amount
U.S. TREASURY BILLS - 11.5%
$9,000,000	$0	$9,000,000	1.814%, 4/03/2008(f)	8,999,109	0	8,999,109
3,700,000	0	3,700,000	1.794%, 4/10/2008(f)	3,698,371	0	3,698,371
16,000,000	0	16,000,000	1.478%, 4/17/2008(f)	15,989,679	0	15,989,679
1,500,000	0	1,500,000	1.478%, 4/24/2008(f)	1,498,609	0	1,498,609
3,500,000	0	3,500,000	1.362%, 5/01/2008(f)	3,496,099	0	3,496,099
2,000,000	0	2,000,000	1.390%, 5/08/2008(f)	1,997,196	0	1,997,196
3,000,000	0	3,000,000	1.408%, 5/15/2008(f)	2,994,935	0	2,994,935
15,000,000	0	15,000,000	1.132%, 5/22/2008(f)	14,976,383	0	14,976,383
2,000,000	0	2,000,000	1.201%, 5/29/2008(f)	1,996,200	0	1,996,200
				55,646,581	0	55,646,581
			TOTAL SHORT-TERM INVESTMENTS (Cost $79,557,085)	79,557,085	0	79,557,085
			Total Investments (Cost $427,634,619) - 97.9%	472,152,268	0	472,152,268
			Other Assets & Liabilities - 2.1%	10,340,844	0	10,340,844
			Total Net Assets - 100%	$482,493,112	$0	$482,493,112

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

(a) Non-income producing security.
(b) Fair valued security.
(c) Restricted security.
(d) Private placement issue.
(e) Redemption value linked to the value of gold bullion.
(f) Rate shown is the calculated yield to maturity.
(g) Affiliated issuer upon reorganization.

ADR - American Depositary Receipt
AUD - Australian Dollars
CAD - Canadian Dollars
DKK - Danish Krone
EUR - European Monetary Units
HKD - Hong Kong Dollars
JPY - Japanese Yen
NOK - Norwegian Kroner
SGD - Singapore Dollars
CHF - Swiss Francs
SEK - Swedish Krona

Prudent Global Income Fund
Federated Prudent Global Income Fund
Pro Forma Combining Statements of Assets & Liabilities
March 31, 2008 (unaudited)

	Prudent Global Income Fund	Federated Prudent Global Income Fund	Pro Forma Adjustment		Federated Prudent Global Income Proforma Combined

Assets:
Investments in securities, at value	$472,152,268	$0	$0		$472,152,268
Receivable for investments sold	20,716,215	0	0		20,716,215
Receivable for capital shares issued	6,337,356	0	0		6,337,356
Interest and dividends receivable	5,796,356	0	0		5,796,356
Other assets	54,009	0	0		54,009
Total assets	505,056,204	0	0		505,056,204
Liabilities:
Payable for investments purchased	21,056,954	0	0		21,056,954
Bank overdraft	161,775	0	0		161,775
Payable for capital shares redeemed	626,769	0	0		626,769
Payable to Adviser	294,746	0	0		294,746
Accrued expenses and other liabilities	422,848	0	0		422,848
Total liabilities	22,563,092	0	0		22,563,092
Net Assets	$482,493,112	$0	$0		$482,493,112
Net Assets Consist of:
Capital stock	$423,136,357	$0	$0		$423,136,357
Accumulated net investment loss	(4,604,853)	0	0		(4,604,853)
Accumulated undistributed net realized gain on long transactions and foreign currency translation	19,078,835	0	0		19,078,835
Net unrealized appreciation on investments and foreign currency translation	44,882,773	0	0		44,882,773
Total Net Assets	$482,493,112	$0	$0		$482,493,112
Net Asset Value, Offering Price and Redemption Proceeds Per Share

Net Assets
Class A Shares	$482,493,112	$0	$0		$482,493,112
Class C Shares	0	0	0		0
Institutional Shares	0	0	0		0
Shares Outstanding
Class A Shares	35,071,344	0	0		35,071,344
Class C Shares	0	0	0		0
Institutional Shares	0	0	0		0
Net Asset Value Per Share
Class A Shares	$13.76	$0	$0		$13.76
Class C Shares	0	0	0		0
Institutional Shares	0	0	0		0
Offering Price Per Share
Class A Shares	$13.76	$0	$0.65	(a)	$14.41
Class C Shares	0	0	0		0
Institutional Shares	0	0	0		0
Redemption Proceeds Per Share
Class A Shares	$13.76	$0	$0		$13.76
Class C Shares	0	0	0		0
Institutional Shares	0	0	0		0

Investments, at identified cost	$427,634,619	$0	$0		$427,634,619

(a) Computation of offering price per share: 100/95.50 of net asset value.

Prudent Global Income Fund
Federated Prudent Global Income Fund
Pro Forma Combining Statements of Operations
Six Months Ended March 31, 2008 (unaudited)					Federated
		Federated			Prudent
	Prudent	Prudent			Global Income
	Global Income	Global Income	Pro Forma		Pro Forma
	Fund	Fund	Adjustment		Combined
Investment Income:
Interest income (net of foreign taxes withheld of $97,228)	$6,080,546	$0	$0		$6,080,546
Dividend income on long positions from unaffiliated issuers
(net of foreign taxes withheld of $5,322)	56,065	0	0		56,065
Total Investment Income	6,136,611	0	0		6,136,611
Expenses:
Investment adviser fee	1,527,901	0	0		1,527,901
Administrative personnel and services fee	130,797	0	27,901	(a)	158,698
Custodian fees	33,661	0	(7,765)	(b)	25,896
Shareholder servicing and accounting costs	186,101	0	(186,101)	(c)	0
Portfolio accounting fees	0	0	52,761	(d)	52,761
Transfer and dividend disbursing agent fees and expenses	0	0	261,780	(e)	261,780
Directors'/Trustees' fees	9,279	0	(5,743)	(f)	3,536
Professional fees	56,112	0	(56,112)	(g)	0
Auditing fees	0	0	13,250	(h)	13,250
Legal fees	0	0	9,115	(i)	9,115
Distribution services fee - Class A Shares	509,300	0	(407,440)	(j)	101,860
Shareholder services fee - Class A Shares	0	0	509,300	(k)	509,300
Share registration costs	21,011	0	17,688	(l)	38,699
Printing and postage	18,832	0	1,683	(m)	20,515
Insurance premiums	14,162	0	(10,944)	(n)	3,218
Miscellaneous expense	48,572	0	(46,153)	(o)	2,419
Total Expenses	2,555,728	0	173,220		2,728,948
Waivers and Expense Reduction:
Expense reduction	(896)	0	0		(896)
Waiver of investment adviser fee	0	0	(15,804)	(p)	(15,804)
Waiver of administrative personnel and services fee	0	0	(3,667)	(q)	(3,667)
Waiver of distribution services fee	0	0	(101,860)	(r)	(101,860)
Total Waivers and Expense Reduction	(896)	0	(121,331)		(122,227)
Net Expenses	2,554,832	0	51,889		2,606,721
Net Investment Income	3,581,779	0	(51,889)		3,529,890
Realized and Unrealized Gain on Investments and Foreign
Currency Translation
Realized gain on long transactions from sales of unaffiliated issuers	19,537,318	0	0		19,537,318
Realized gain on foreign currency translation	437,952	0	0		437,952
Net change in unrealized appreciation (depreciation) of investments and
foreign currency translation	11,385,232	0	0		11,385,232
Net realized and unrealized gain on investments	31,360,502	0	0		31,360,502
Change in net assets resulting from operations	$34,942,281	$0	($51,889)		$34,890,392

(See Notes to Pro Forma Financial Statements)

Prudent Global Income Fund
Federated Prudent Global Income Fund
Notes to Pro Forma Financial Statements
For the Six Months Ended March 31, 2008 (unaudited)

Note 1. Description of the Fund

Prudent Global Income Fund (“Portfolio”), a series of Prudent Bear Funds, Inc.  (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act), as an open-end management investment company.  The Portfolio is a non-diversified portfolio.

Federated Prudent Global Income Fund, a series of Federated Equity Funds, is registered under the Act as an open-end, management investment company.  Prudent Global Income Fund (the “Predecessor Fund”) was reorganized into Federated Prudent Global Income Fund as of the close of business on December , 2008.  Prior to the reorganization, the Federated Prudent Global Income Fund had no investment operations.  Federated Prudent Global Income Fund is the successor to the Predecessor Fund, which commenced operations on February 2, 2000.    For the purposes of these Pro Forma Financial Statements, the financial information covers the period from October 1, 2007 to March 31, 2008.  Federated Prudent Global Income Fund consists of three classes of shares: Class A Shares, Class C Shares and Institutional Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolio of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Prudent Global Income Fund and  Federated Prudent Global Income Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the period ended March 31, 2008.  These statements have been derived from the books and records utilized in calculating daily net asset values at March 31, 2008.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of Prudent Global Income Fund which have been incorporated by reference in the Statement of Additional Information.  The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Prudent Global Income Fund for Class A Shares of Federated Prudent Global Income Fund.  Under generally accepted accounting principles, Federated Prudent Global Income Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended March 31, 2008, Prudent Global Income Fund and Federated Prudent Global Income Fund would have paid investment advisory fees computed at the annual rate of 0.75% as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by Federated Investors, Inc. and David W. Tice & Associates, LLC and their affiliates.

Note 3. Portfolio of Investments

The Federated Prudent Global Income Fund had not become effective with the Securities and Exchange Commission as of March 31, 2008.  The Portfolio of Investments provided is for the Prudent Global Income Fund as of March 31, 2008, and it is not anticipated to change significantly in connection with the proposed reorganization.

Note 4. Portfolio Valuation

In calculating its net asset value (NAV), the Federated Prudent Global Income Fund generally values investments as follows:
•
Fixed-income securities acquired with remaining maturities greater than sixty-days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of sixty-days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	OTC derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

 The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Note 5. Shares of Beneficial Interest

The Pro Forma Class A Shares net asset value per share assumes the issuance of 35,071,344 Class A Shares of Federated Prudent Global Income Fund in exchange for 35,071,344 Shares of Prudent Global Income Fund which would have been outstanding at March 31, 2008 in connection with the proposed reorganization, assuming the two Funds had been combined as of such date.

Note 6. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Federated Prudent Global Income Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

The identified cost of investments for the Funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined Fund.

Note 7. Pro Forma Adjustments

(a)  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides Federated Prudent Global Income Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.  FAS may voluntarily choose to waive any portion of its fee.  FAS can terminate its voluntary waiver at any time at its sole discretion.  As of March 31, 20078,U.S. Bancorp Fund Services LLC provided administrative services to the Prudent Global Income Fund.  An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated Prudent Global Income Pro Forma Combined Fund’s average daily net assets.

(b)  Adjustment to reflect custodian fees based upon the current expense structure for the Federated Prudent Global Income Pro Forma Combined Fund.

(c)  Adjustment to reflect combined transfer agency and portfolio accounting fees as separate expenses.

(d) Adjustment to reflect portfolio accounting fees as a separate fund expense based upon the current expense structure for the Federated Prudent Global Income Pro Forma Combined Fund.

(e)  Adjustment to reflect transfer and dividend disbursing agent fees and expense as a separate fund expense based upon the current expense structure for the Federated Prudent Global Income Pro Forma Combined Fund.

(f)  Adjustment to reflect directors’/trustees’ fees based upon the current expense structure for the Federated Prudent Global Income Pro Forma Combined Fund.

(g)  Adjustment to reflect combined audit and legal fees as separate expenses.

(h)  Adjustment to reflect auditing fees as a separate fund expense based upon the current expense structure for the Federated Prudent Global Income Pro Forma Combined Fund.

(i)  Adjustment to reflect legal fees as a separate fund expense based upon the current expense structure for the Federated Prudent Global Income Pro Forma Combined Fund.

(j)  Under a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act, the Federated Prudent Global Income Fund may incur distribution expenses at 0.05% and 0.75% of the daily net assets of the Fund’s Class A Shares and Class C Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor.  FSC may voluntarily choose to waive any portion of its fee.  The Federated Prudent Global Income Fund has no present intention of accruing or paying the distribution services fee on the Class A Shares.  Under a similar plan, the Prudent Global Income Fund may incur distribution expenses up to 0.25% of the No Load Shares and 1.00% of the Class C Shares.  Adjustment to reflect expense structure of the Federated Prudent Global Income Fund on average daily net assets of the Federated Prudent Global Income Pro Forma Combined Fund.

(k)  Under the terms of a Shareholder Services Agreement, Federated Prudent Global Income Fund may pay fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC).  FSSC or theses financial intermediaries may voluntarily choose to waive any portion of their fee.  Adjustment is to apply the expense structure of Federated Prudent Global Income Fund to the average daily net assets of the Federated Prudent Global Income Pro Forma Combined Fund.

(l) Adjustment to reflect the current expense structure for the Federated Prudent Global Income Pro Forma Combined Fund.

(m) Adjustment to reflect the current expense structure for the Federated Prudent Global Income Pro Forma Combined Fund.

(n) Adjustment to reflect the current expense structure for the Federated Prudent Global Income Pro Forma Combined Fund.

(o) Adjustment to reflect the current expense structure for the Federated Prudent Global Income Pro Forma Combined Fund.

(p)  The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.28%, 2.03% and 1.03%, respectively.  Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.  Adjustment reflects the voluntary waiver of investment adviser fee.

(q)  Adjustment to reflect the anticipated voluntary waiver of administrative personnel and services fees for the Federated Prudent Global Income Pro Forma Combined Fund.

(r)  Adjustment to reflect the anticipated voluntary waiver of the distribution (12b-1) fee, which reflects Federated Prudent Global Income Pro Forma Combined Fund’s present intention not to charge a distribution (12b-1) fee for the Fund’s Class A Shares.

PART C.	OTHER INFORMATION.

Item 15                   Indemnification:

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law.  However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.  Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330.  Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii)  by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.  The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions:  (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.	Exhibits:

1.1	Conformed copy of Restatement and Amendment #8 to the Declaration of Trust of the Registrant; (13)
1.2	Conformed copy of Amendment Nos. 9 and 10 to the Restated and Amended Declaration of Trust of the Registrant; (14)
1.3	Conformed copy of Amendment No. 11 to the Declaration of Trust of the Registrant; (16)
1.4	Conformed copy of Amendment No. 12 to the Declaration of Trust of the Registrant; (17)
1.5	Conformed copy of Amendment No. 13 to the Declaration of Trust of the Registrant; (20)
1.6	Conformed copy of Amendment No. 14 to the Declaration of Trust of the Registrant; (23)
1.7	Conformed copy of Amendment No. 15 to the Declaration of Trust of the Registrant; (30)
1.8	Conformed copy of Amendment No. 16 to the Declaration of Trust of the Registrant; (31)
2.1	Copy of Amended and Restated By-Laws of the Registrant; (6)
2.2	Copy of Amendment Nos. 4, 5, 6 and 7 to the By-Laws of the Registrant; (11)
2.6	Copy of Amendment No. 8 to the By-Laws of the Registrant; (15)
2.7	Copy of Amendment No. 9 to the By-Laws of the Registrant; (16)
2.8	Copy of Amendment No. 10 to the By-Laws of the Registrant; (20)
2.9	Copy of Amendment No. 11 to the By-Laws of the Registrant; (22)
2.10	Copy of Amendment No. 12 to the By-Laws of the Registrant; (24)
3	Not applicable
4
Form of Agreement and Plan of Reorganization between Federated Income Securities Trust and Prudent Bear Funds, Inc., on behalf of its portfolio Prudent Global Income Fund, is included as Exhibit A to the Combined Prospectus/Proxy Statement;(*)

5	Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (8)
6.1	Conformed copy of Investment Advisory Contract of the Registrant (including Exhibit A and Exhibit B); (12)
6.2	Conformed copy of Exhibit C to the Investment Advisory Contract of the Registrant; (14)
6.3	Conformed copy of Exhibit D to the Investment Advisory Contract of the Registrant; (16)
6.4	Conformed copy of Amendment to Investment Advisory Contract of Registrant; (13)
6.5	Conformed copy of Investment Advisory Contract of the Registrant (Federated Capital Income Fund only); (15)
6.6	Conformed copy of Assignment of Investment Advisory contract of the Registrant (Federated Capital Income Fund only); (16)
6.7	Conformed copy of the Sub-Advisory Agreement including Exhibit A of the Registrant (Federated Capital Income Fund only); (16)
6.8	Conformed copy of Assignment of Investment Advisory Contract of the Registrant (Federated Muni and Stock Advantage Fund only); (16)
6.9	Conformed copy of Sub-Advisory Agreement including Exhibit A of the Registrant (Federated Muni and Stock Advantage Fund only); (16)
6.10	Conformed copy of Exhibit E to the investment advisory contract of the Registrant; (27)
7.1	Conformed copy of Distributor's Contract of the Registrant (including Exhibits A and B); (12)
7.2	Conformed copy of Exhibits C and D to Distributor’s Contract of the Registrant; (8)
7.3	Conformed copy of Exhibits E and F to the Distributor’s Contract of the Registrant; (14)
7.4	Conformed copy of Exhibits G, H and I to the Distributor's Contract of the Registrant; (15)
7.5	Conformed copy of Exhibit J, Exhibit K, Exhibit L and Exhibit M to the Distributor’s Contract of the Registrant; (16)
7.6	Conformed copy of Amendment to Distributor’s Contract of Registrant; (13)
7.7	Conformed copy of Amendment dated October 01, 2003 to Distributor’s Contract of the Registrant (16)
7.8	Conformed copy of Distributor's Contract of the Registrant (Class B Shares of Federated Capital Income Fund only); (15)
7.9
The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan/Trustee Mutual Funds Service Agreement from Item 24(b)(6)(ii)-(iv) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995 (File Nos. 33-38550 and 811-6269);

7.10	Conformed copy of Exhibits N, O and P to the Distributor’s Contract of the Registrant; (27)
7.11	Conformed copy of Amendment No. 1 to Exhibit B and conformed copy of Exhibit S to the Distributor’s Contract of the Registrant; (32)
7.12	Conformed copy of Amendment No. 1 to Exhibits I, J, N, and Q to the Distributor’s Contract of the Registrant; (33)
8	Not applicable;
9.1	Conformed copy of Custodian Agreement of the Registrant; (10)
9.2	Conformed copy of Custodian Fee Schedule; (11)
9.3	Conformed copy of Amendment to Custodian Contract; (13)
9.4	Conformed copy of Amendment to Custodian Contract; (32)
10.1	Conformed copy of Distribution Plan of the Registrant (including Exhibits A through E); (20)
10.2	The responses described in Item 16(7.9) are hereby incorporated by reference;
10.3	Conformed copy of Exhibits F and G to the Distribution Plan of the Registrant; (27)
10.4	Conformed copy of Exhibit J to the Distribution Plan of the Registrant; (32)
10.5	Conformed copy of Amendment No. 1 to Exhibits A, D, F, and H to the Distributor’s Plan of the Registrant; (33)
10.6
The Registrant hereby incorporates the Copy of the Multiple Class Plan and attached Exhibits from Item (n) of the Federated Short-Term Municipal Trust Registration Statement on Form N-1A, filed with the Commission on August 28, 2006. (File Nos. 2-72277 and 811-3181)

10.7	Conformed copy of Multiple Class Plan for Class C Shares; (30)
10.8	Copy of Multiple Class Plan and attached exhibits; (31)
10.9	Conformed copy of Multiple Class Plan and attached exhibits; (31)
10.10	Conformed copy of Multiple Class Plan and attached exhibits for Class A Shares and Class F Shares; (33)
11	Form of Opinion and Consent of Counsel as to Legality of Shares Being Registered; (*)
12	Form of Opinion regarding tax consequences of Reorganization; (to be filed by Amendment)
13.1	Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Procurement; (11)
13.2
The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos.2-75769 and 811-3387);

13.3	The responses and exhibits described in Item 16(7.9) are hereby incorporated by reference;
13.4
The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item 22(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843);

13.5
The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 22(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);

13.6
The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(ix)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2006. (File Nos. 33-60411 and 811-07309);

13.7
The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);

13.8	Conformed copy of Financial and Accounting Services Agreement; (30)
13.9	Conformed copy of the Agreement for Administrative Services and Exhibit 1 between Federated Administrative Services Company and the Registrant; (31)
13.10	The Registrant hereby incorporates the conformed copy of Schedule 1 to the Second Amended & Restated Services Agreement; (31)
14	Conformed copy of Consent of Independent Registered Public Accounting Firm of Prudent Global Income Fund, PricewaterhouseCoopers;(*)
15	Not applicable;
16.1	Conformed copy of Power of Attorney of the Registrant; (*)
16.2	Conformed copy of Certification of Resolutions adopted by the Board of Trustees; (*)
17	Form of Proxy; (*)

*	All exhibits are being filed electronically.

4.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed June 25, 1991. (File Nos. 33-3164 and 811-4577).
6.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 15 on Form N-1A filed April 30, 1993. (File Nos. 33-3164 and 811-4577).
8.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 20 on Form N-1A filed June 7, 1994. (File Nos. 33-3164 and 811-4577).
10.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 24 on Form N-1A filed June 23, 1995. (File Nos. 33-3164 and 811-4577).
11.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 30 on Form N-1A filed June 29, 1998. (File Nos. 33-3164 and 811-4577).
12.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 on Form N-1A filed August 26, 1999. (File Nos. 33-3164 and 811-4577).
13.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 35 on Form N-1A filed June 26, 2002. (File Nos. 33-3164 and 811-4577).
14.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 39 on Form N-1A filed May 29, 2003. (File Nos. 33-3164 and 811-4577).
15.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 40 on Form N-1A filed June 30, 2003. (File Nos. 33-3164 and 811-4577).
16.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 42 on Form N-1A filed January 30, 2004. (File Nos. 33-3164 and 811-4577).
17.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 43 on Form N-1A filed March 31, 2004. (File Nos. 33-3164 and 811-4577).
20.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 49 on Form N-1A filed October 15, 2004. (File Nos. 33-3164 and 811-4577).
21.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 28, 2005. (File Nos. 33-3164 and 811-4577).
22.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 55 on Form N-1A filed November 23, 2005. (File Nos. 33-3164 and 811-4577).
23.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed January 26, 2006. (File Nos. 33-3164 and 811-4577).
24.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed June 7, 2006. (File Nos. 33-3164 and 811-4577).
27.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed November 16, 2006. (File Nos. 33-3164 and 811-4577).
30.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 69 on Form N-1A filed May 29, 2007. (File Nos. 33-3164 and 811-4577).
31.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 71 on Form N-1A filed June 28, 2007. (File Nos. 33-3164 and 811-4577).
32.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 72 on Form N-1A filed October 22, 2007. (File Nos. 33-3164 and 811-4577).
33.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed December 28, 2007. (File Nos. 33-3164 and 811-4577).

Item 17.	Undertakings

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED INCOME SECURITIES TRUST, has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 19th day of August, 2008.

FEDERATED INCOME SECURITIES TRUST

By: /s/ Todd P. Zerega
Todd P. Zerega, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                                                            TITLE                                                    DATE

By:           /s/ Todd P. Zerega                                      Attorney In Fact                                                August 19, 2008
Todd P. Zerega                                             For the Persons
ASSISTANT SECRETARY                         Listed Below

NAME	TITLE

John F. Donahue*	Trustee

J. Christopher Donahue*	President and Trustee
(Principal Executive Officer)

Richard A. Novak*	Treasurer
(Principal Financial Officer)

Thomas G. Bigley*	Trustee

John T. Conroy, Jr.*	Trustee

Nicholas P. Constantakis*	Trustee

John F. Cunningham*	Trustee

Peter E. Madden*	Trustee

Charles F. Mansfield, Jr.*	Trustee

John E. Murray, Jr., J.D., S.J.D.*	Trustee

R. James Nicholson	Trustee

Thomas M. O’Neill	Trustee

Marjorie P. Smuts*	Trustee

John S. Walsh*	Trustee

James F. Will*	Trustee
* By Power of Attorney